UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

July 31, 2016

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

TABLE OF CONTENTS

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	25
Approval of Management Agreement	32
Important Information About This Report	35

Semiannual Report 2016

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Strategic Equity Fund (the Fund) Class A shares returned 11.09% excluding sales charges for the six-month period that ended July 31, 2016.

■  The Fund underperformed its benchmark, the MSCI ACWI (Net), which returned 12.37% during the same time period.

Average Annual Total Returns (%) (for period ended July 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		11.09	-1.14	7.91	6.10
Including sales charges		4.73	-6.83	6.64	5.48
Class B	08/12/97
Excluding sales charges		10.70	-1.88	7.10	5.30
Including sales charges		5.70	-5.92	6.80	5.30
Class C	10/15/96
Excluding sales charges		10.61	-1.90	7.09	5.30
Including sales charges		9.61	-2.71	7.09	5.30
Class K*	03/07/11	11.15	-1.04	8.03	6.16
Class R	01/23/06	10.88	-1.38	7.63	5.82
Class R4*	11/08/12	11.21	-0.93	8.10	6.19
Class R5*	11/08/12	11.26	-0.77	8.23	6.25
Class Z	10/15/96	11.21	-0.86	8.18	6.37
MSCI ACWI (Net)		12.37	-0.44	6.62	4.63

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Mark Burgess

Melda Mergen, CFA, CAIA*

*Effective March 2016, Ms. Mergen was named a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Portfolio Breakdown (%) (at July 31, 2016)
Common Stocks	8.7
Equity Funds	87.3
Exchange-Traded Funds	0.2
Fixed-Income Funds	3.6
Money Market Funds	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

February 1, 2016 – July 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,110.90	1,022.23	2.78	2.66	0.53	6.82	6.54	1.30
Class B	1,000.00	1,000.00	1,107.00	1,018.50	6.71	6.42	1.28	10.74	10.29	2.05
Class C	1,000.00	1,000.00	1,106.10	1,018.50	6.70	6.42	1.28	10.73	10.29	2.05
Class K	1,000.00	1,000.00	1,111.50	1,022.77	2.20	2.11	0.42	6.25	5.98	1.19
Class R	1,000.00	1,000.00	1,108.80	1,020.98	4.09	3.92	0.78	8.13	7.79	1.55
Class R4	1,000.00	1,000.00	1,112.10	1,023.47	1.47	1.41	0.28	5.51	5.28	1.05
Class R5	1,000.00	1,000.00	1,112.60	1,024.02	0.89	0.86	0.17	4.94	4.73	0.94
Class Z	1,000.00	1,000.00	1,112.10	1,023.47	1.47	1.41	0.28	5.51	5.28	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2016
5

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 87.3%

	Shares	Value ($)
DIVIDEND INCOME 11.8%
Columbia Dividend Income Fund, Class I Shares(a)	1,944,480	37,042,338
Columbia Global Dividend Opportunity Fund, Class I Shares(a)	2,357,780	40,412,356
Total		77,454,694
INTERNATIONAL 47.1%
Columbia Asia Pacific ex-Japan Fund, Class I Shares(a)	1,419,190	14,858,925
Columbia Emerging Markets Fund, Class I Shares(a)(b)	2,994,696	29,737,327
Columbia European Equity Fund, Class I Shares(a)	8,681,049	53,822,503
Columbia Global Energy and Natural Resources Fund, Class I Shares(a)(b)	1,051,273	17,966,264
Columbia Global Infrastructure Fund, Class I Shares(a)	2,142,710	26,205,345
Columbia Global Technology Growth Fund, Class I Shares(a)(b)	1,636,437	36,705,277
Columbia Overseas Value Fund, Class I Shares(a)	7,606,632	61,233,384
Columbia Select Global Equity Fund, Class I Shares(a)(b)	6,432,236	68,503,316
Total		309,032,341
U.S. LARGE CAP 24.7%
Columbia Disciplined Value Fund, Class I Shares(a)	7,229,746	66,947,452
Columbia Large Cap Growth Fund, Class I Shares(a)(b)	697,740	24,476,712
Columbia Select Large Cap Equity Fund, Class I Shares(a)	4,853,361	58,628,598
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	691,921	11,679,616
Total		161,732,378
U.S. SMALL CAP 3.7%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	1,330,943	24,223,169
Total Equity Funds (Cost: $581,365,646)		572,442,582

Fixed-Income Funds 3.6%

	Shares	Value ($)
CONVERTIBLE 3.6%
Columbia Convertible Securities Fund, Class I Shares(a)	1,371,506	23,685,910
Total Fixed-Income Funds (Cost: $21,548,605)		23,685,910
Exchange-Traded Funds 0.2%
WisdomTree Japan Hedged Equity Fund	37,597	1,531,326
Total Exchange-Traded Funds (Cost: $1,524,534)		1,531,326
Common Stocks 8.7%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 1.5%
Auto Components 0.3%
Koito Manufacturing Co., Ltd.	35,400	1,747,949
Tachi-S Co., Ltd.	13,900	242,485
Total		1,990,434
Automobiles 0.7%
Fuji Heavy Industries Ltd.	79,500	3,037,282
Mazda Motor Corp.	24,100	352,463
Toyota Motor Corp.	17,900	1,003,024
Total		4,392,769
Household Durables 0.4%
Sony Corp.	32,300	1,060,309
Starts Corp., Inc.	82,800	1,658,086
Total		2,718,395
Media 0.1%
Daiichikosho Co., Ltd.	10,700	488,467
Total Consumer Discretionary		9,590,065
CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
San-A Co., Ltd.	27,700	1,383,141
Tsuruha Holdings, Inc.	16,900	1,921,749
Total		3,304,890
Total Consumer Staples		3,304,890

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 1.9%
Banks 0.5%
Aozora Bank Ltd.	500,000	1,834,703
Mitsubishi UFJ Financial Group, Inc.	306,200	1,548,002
Total		3,382,705
Capital Markets 0.1%
Nihon M&A Center, Inc.	9,000	551,724
Diversified Financial Services 0.4%
ORIX Corp.	198,300	2,782,857
Real Estate Investment Trusts (REITs) 0.3%
Invincible Investment Corp.	1,750	1,178,866
LaSalle Logiport REIT(b)	711	743,506
Total		1,922,372
Real Estate Management & Development 0.6%
Daito Trust Construction Co., Ltd.	9,300	1,561,653
Nomura Real Estate Holdings, Inc.	52,300	901,975
Relo Group, Inc.	9,700	1,513,589
Total		3,977,217
Total Financials		12,616,875
HEALTH CARE 1.2%
Biotechnology 0.1%
PeptiDream, Inc.(b)	8,200	455,207
Health Care Equipment & Supplies 0.5%
Asahi Intecc Co., Ltd.	25,700	1,181,654
CYBERDYNE, Inc.(b)	15,500	298,565
Hoya Corp.	38,800	1,376,657
Sysmex Corp.	11,400	789,698
Total		3,646,574
Health Care Providers & Services 0.2%
Tsukui Corp.	78,200	1,234,854
Health Care Technology 0.2%
M3, Inc.	38,000	1,215,963
Pharmaceuticals 0.2%
Astellas Pharma, Inc.	64,800	1,079,680
Sosei Group Corp.(b)	2,800	444,633
Total		1,524,313
Total Health Care		8,076,911

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 2.4%
Construction & Engineering 0.3%
Raito Kogyo Co., Ltd.	154,400	1,810,736
Electrical Equipment 0.2%
Nidec Corp.	14,800	1,342,968
Machinery 0.8%
Hoshizaki Corp.	11,600	1,049,686
Komatsu Ltd.	44,800	870,543
Nabtesco Corp.	28,600	769,319
Nihon Trim Co., Ltd.	20,400	1,378,140
Takuma Co., Ltd.	163,000	1,413,133
Total		5,480,821
Professional Services 0.4%
Benefit One, Inc.	32,500	1,006,154
Tanseisha Co., Ltd.	162,300	1,253,961
Total		2,260,115
Road & Rail 0.5%
Central Japan Railway Co.	10,000	1,858,733
Trancom Co., Ltd.	25,400	1,636,062
Total		3,494,795
Trading Companies & Distributors 0.2%
ITOCHU Corp.	121,800	1,380,951
Total Industrials		15,770,386
INFORMATION TECHNOLOGY 0.5%
Electronic Equipment, Instruments & Components 0.5%
Keyence Corp.	4,300	3,033,107
Total Information Technology		3,033,107
MATERIALS 0.1%
Chemicals 0.1%
Nitto Denko Corp.	5,400	361,913
Total Materials		361,913
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone Corp.	61,000	2,898,706
Wireless Telecommunication Services 0.2%
KDDI Corp.	44,800	1,374,783
Total Telecommunication Services		4,273,489
Total Common Stocks (Cost: $51,781,590)		57,027,636

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2016 (Unaudited)

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.439%(a)(c)	1,519,474	1,519,474
Total Money Market Funds (Cost: $1,519,474)		1,519,474
Total Investments (Cost: $657,739,849)		656,206,928
Other Assets & Liabilities, Net		(153,992)
Net Assets		656,052,936

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Asia Pacific ex-Japan Fund, Class I Shares	20,397,640	229,909	—	(1,480,906)	(694,189)	18,452,454	—	—	14,858,925
Columbia Contrarian Core Fund, Class I Shares	38,575,123	—	—	(39,871,121)	1,295,998	—	—	—	—
Columbia Convertible Securities Fund, Class I Shares	24,360,465	10,147,025	—	(15,452,743)	2,493,858	21,548,605	—	236,549	23,685,910
Columbia Disciplined Core Fund, Class I Shares	18,944,802	—	—	(21,941,504)	2,996,702	—	—	—	—
Columbia Disciplined Value Fund, Class I Shares	—	65,849,387	—	(1,374,040)	26,903	64,502,250	—	—	66,947,452
Columbia Dividend Income Fund, Class I Shares	24,928,729	9,180,895	—	(1,818,653)	428,098	32,719,069	—	355,087	37,042,338
Columbia Emerging Markets Fund, Class I Shares	20,917,633	10,212,594	—	(1,857,769)	(223,159)	29,049,299	—	—	29,737,327
Columbia European Equity Fund, Class I Shares	68,188,539	402,753	—	(4,709,203)	(875,126)	63,006,963	—	—	53,822,503

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Global Dividend Opportunity Fund, Class I Shares	68,387,239	1,261,608	—	(20,931,169)	(5,960,383)	42,757,295	—	579,236	40,412,356
Columbia Global Energy and Natural Resources Fund, Class I Shares	24,044,421	280,468	—	(2,792,562)	(618,579)	20,913,748	—	—	17,966,264
Columbia Global Equity Value Fund, Class I Shares	22,535,436	72,432	—	(20,418,000)	(2,189,868)	—	—	72,432	—
Columbia Global Infrastructure Fund, Class I Shares	40,988,894	302,169	—	(2,902,321)	(2,380,995)	36,007,747	—	—	26,205,345
Columbia Global Technology Growth Fund, Class I Shares	62,153,306	10,463,431	—	(41,755,179)	1,772,583	32,634,141	—	—	36,705,277
Columbia International Opportunities Fund, Class I Shares	31,171,157	381,515	(30,546,923)	(891,924)	(113,825)	—	—	359,454	—
Columbia Large Cap Growth Fund, Class I Shares	35,485,715	18,719	—	(12,846,126)	3,321,252	25,979,560	—	—	24,476,712
Columbia Overseas Value Fund, Class I Shares	21,622,943	51,322,713	—	(8,913,339)	(1,047,724)	62,984,593	—	—	61,233,384
Columbia Select Global Equity Fund, Class I Shares	69,684,199	332,145	—	(4,422,245)	(80,184)	65,513,915	—	—	68,503,316
Columbia Select International Equity Fund, Class I Shares	—	—	30,546,923	(26,982,896)	(3,564,027)	—	—	—	—
Columbia Select Large Cap Equity Fund, Class I Shares	—	56,928,851	—	—	—	56,928,851	—	54,451	58,628,598
Columbia Select Large Cap Growth Fund, Class I Shares	16,590,184	8,731,662	—	(14,228,224)	(1,933,114)	9,160,508	116,313	—	11,679,616
Columbia Short-Term Cash Fund	2,603,359	24,711,556	—	(25,795,441)	—	1,519,474	—	5,540	1,519,474

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares	43,002,088	12,192,985	—	(19,168,813)	(15,271,007)	20,755,253	—	—	24,223,169
Total	654,581,872	263,022,817	—	(290,554,178)	(22,616,786)	604,433,725	116,313	1,662,749	597,647,966

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	572,442,582	—	—	572,442,582
Fixed-Income Funds	23,685,910	—	—	23,685,910
Exchange-Traded Funds	1,531,326	—	—	1,531,326
Common Stocks
Consumer Discretionary	—	9,590,065	—	9,590,065
Consumer Staples	—	3,304,890	—	3,304,890
Financials	—	12,616,875	—	12,616,875
Health Care	—	8,076,911	—	8,076,911
Industrials	—	15,770,386	—	15,770,386
Information Technology	—	3,033,107	—	3,033,107
Materials	—	361,913	—	361,913
Telecommunication Services	—	4,273,489	—	4,273,489
Total Common Stocks	—	57,027,636	—	57,027,636
Investments measured at net asset value
Money Market Funds	—	—	—	1,519,474
Total Investments	597,659,818	57,027,636	—	656,206,928

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $53,306,124)	$58,558,962
Affiliated issuers (identified cost $604,433,725)	597,647,966
Total investments (identified cost $657,739,849)	656,206,928
Receivable for:
Investments sold	6,611,087
Capital shares sold	142,284
Dividends	62,683
Foreign tax reclaims	64,248
Prepaid expenses	5,568
Other assets	2,728
Total assets	663,095,526
Liabilities
Payable for:
Investments purchased	5,917,482
Capital shares purchased	981,944
Management services fees	1,237
Distribution and/or service fees	6,120
Transfer agent fees	59,421
Plan administration fees	1
Compensation of board members	27,707
Other expenses	48,678
Total liabilities	7,042,590
Net assets applicable to outstanding capital stock	$656,052,936
Represented by
Paid-in capital	$687,618,170
Excess of distributions over net investment income	(368,170)
Accumulated net realized loss	(29,681,037)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,252,838
Investments — affiliated issuers	(6,785,759)
Foreign currency translations	16,894
Total — representing net assets applicable to outstanding capital stock	$656,052,936

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (Unaudited)

Class A
Net assets	$540,763,673
Shares outstanding	44,154,894
Net asset value per share	$12.25
Maximum offering price per share(a)	$13.00
Class B
Net assets	$8,575,787
Shares outstanding	802,990
Net asset value per share	$10.68
Class C
Net assets	$80,799,548
Shares outstanding	7,657,897
Net asset value per share	$10.55
Class K
Net assets	$101,433
Shares outstanding	8,081
Net asset value per share	$12.55
Class R
Net assets	$868,835
Shares outstanding	72,034
Net asset value per share	$12.06
Class R4
Net assets	$139,458
Shares outstanding	10,925
Net asset value per share(b)	$12.76
Class R5
Net assets	$197,070
Shares outstanding	15,420
Net asset value per share	$12.78
Class Z
Net assets	$24,607,132
Shares outstanding	1,957,658
Net asset value per share	$12.57

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$643,442
Dividends — affiliated issuers	1,662,749
Foreign taxes withheld	(66,118)
Total income	2,240,073
Expenses:
Management services fees	252,418
Distribution and/or service fees
Class A	657,905
Class B	50,629
Class C	399,461
Class R	2,907
Transfer agent fees
Class A	414,111
Class B	7,990
Class C	62,867
Class K	24
Class R	925
Class R4	74
Class R5	59
Class Z	18,765
Plan administration fees
Class K	119
Compensation of board members	10,612
Custodian fees	11,397
Printing and postage fees	44,011
Registration fees	49,889
Audit fees	8,672
Legal fees	6,474
Other	10,749
Total expenses	2,010,058
Expense reductions	(600)
Total net expenses	2,009,458
Net investment income	230,615
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,363,252)
Investments — affiliated issuers	(22,616,786)
Capital gain distributions from underlying affiliated funds	116,313
Foreign currency translations	63,203
Net realized loss	(25,800,522)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,453,602
Investments — affiliated issuers	84,604,321
Foreign currency translations	24,536
Net change in unrealized appreciation	93,082,459
Net realized and unrealized gain	67,281,937
Net increase in net assets resulting from operations	$67,512,552

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations
Net investment income	$230,615	$11,740,257
Net realized gain (loss)	(25,800,522)	111,009,144
Net change in unrealized appreciation (depreciation)	93,082,459	(167,910,932)
Net increase (decrease) in net assets resulting from operations	67,512,552	(45,161,531)
Distributions to shareholders
Net investment income
Class A	(566,247)	(13,318,216)
Class B	—	(319,406)
Class C	—	(1,739,569)
Class K	(151)	(2,283)
Class R	(160)	(53,623)
Class R4	(244)	(2,177)
Class R5	(678)	(8,879)
Class Z	(52,857)	(910,600)
Net realized gains
Class A	(14,097,120)	(116,440,092)
Class B	(272,449)	(3,762,199)
Class C	(2,457,719)	(20,400,096)
Class K	(2,547)	(19,260)
Class R	(22,502)	(511,499)
Class R4	(3,387)	(18,379)
Class R5	(4,845)	(69,949)
Class Z	(622,281)	(7,218,349)
Total distributions to shareholders	(18,103,187)	(164,794,576)
Increase (decrease) in net assets from capital stock activity	(36,074,094)	49,111,670
Total increase (decrease) in net assets	13,335,271	(160,844,437)
Net assets at beginning of period	642,717,665	803,562,102
Net assets at end of period	$656,052,936	$642,717,665
Undistributed (excess of distributions over) net investment income	$(368,170)	$21,552

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,252,238	14,687,002	4,286,880	59,866,975
Distributions reinvested	1,019,455	11,716,563	7,865,106	102,836,354
Redemptions	(4,183,752)	(49,568,394)	(6,629,625)	(96,085,087)
Net increase (decrease)	(1,912,059)	(23,164,829)	5,522,361	66,618,242
Class B shares
Subscriptions	3,631	36,390	69,249	824,483
Distributions reinvested	23,027	230,730	276,665	3,245,485
Redemptions(a)	(456,277)	(4,704,491)	(1,158,577)	(15,443,704)
Net decrease	(429,619)	(4,437,371)	(812,663)	(11,373,736)
Class C shares
Subscriptions	261,096	2,645,977	941,822	11,545,927
Distributions reinvested	184,438	1,825,941	1,431,675	16,346,154
Redemptions	(923,652)	(9,455,630)	(1,370,592)	(17,423,012)
Net increase (decrease)	(478,118)	(4,983,712)	1,002,905	10,469,069
Class K shares
Distributions reinvested	224	2,637	1,571	20,967
Net increase	224	2,637	1,571	20,967
Class R shares
Subscriptions	5,993	69,009	46,241	653,394
Distributions reinvested	1,267	14,329	40,316	523,858
Redemptions	(136,715)	(1,536,145)	(61,623)	(882,713)
Net increase (decrease)	(129,455)	(1,452,807)	24,934	294,539
Class R4 shares
Subscriptions	4,597	58,177	15,401	233,617
Distributions reinvested	299	3,575	1,585	20,033
Redemptions	(16)	(196)	(11,621)	(154,423)
Net increase	4,880	61,556	5,365	99,227
Class R5 shares
Subscriptions	4,026	50,738	8,399	126,968
Distributions reinvested	456	5,467	5,816	78,304
Redemptions	(17,819)	(222,036)	(5,420)	(76,033)
Net increase (decrease)	(13,337)	(165,831)	8,795	129,239
Class Z shares
Subscriptions	220,602	2,645,944	420,245	6,139,485
Distributions reinvested	21,656	255,508	174,109	2,367,369
Redemptions	(416,303)	(4,835,189)	(1,747,439)	(25,652,731)
Net decrease	(174,045)	(1,933,737)	(1,153,085)	(17,145,877)
Total net increase (decrease)	(3,131,529)	(36,074,094)	4,600,183	49,111,670

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$11.35		$15.35		$14.83		$12.96		$11.59		$12.25		$10.33
Income from investment operations:
Net investment income	0.01		0.24		0.17		0.16		0.17		0.09		0.08
Net realized and unrealized gain (loss)	1.23		(1.00)		1.16		2.02		1.42		(0.71)		1.91
Total from investment operations	1.24		(0.76)		1.33		2.18		1.59		(0.62)		1.99
Less distributions to shareholders:
Net investment income	(0.02)		(0.33)		(0.35)		(0.31)		(0.22)		(0.04)		(0.07)
Net realized gains	(0.32)		(2.91)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.34)		(3.24)		(0.81)		(0.31)		(0.22)		(0.04)		(0.07)
Net asset value, end of period	$12.25		$11.35		$15.35		$14.83		$12.96		$11.59		$12.25
Total return	11.09%		(6.66%)		8.88%		16.86%		13.81%		(4.98%)		19.35%
Ratios to average net assets(b)
Total gross expenses	0.53	%(c)	0.50%		0.48%		0.50%		0.53%		0.52	%(c)	0.51%
Total net expenses(d)	0.53	%(c)(e)	0.50	%(e)	0.48	%(e)	0.50	%(e)	0.48	%(e)	0.45	%(c)(e)	0.51%
Net investment income	0.17	%(c)	1.66%		1.10%		1.17%		1.38%		0.93	%(c)	0.72%
Supplemental data
Net assets, end of period (in thousands)	$540,764		$522,769		$622,508		$605,625		$552,395		$539,370		$201,437
Portfolio turnover	44%		75%		16%		18%		26%		86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$9.96		$13.88		$13.48		$11.79		$10.56		$11.21		$9.48
Income from investment operations:
Net investment income (loss)	(0.03)		0.09		0.04		0.04		0.06		0.00	(b)	0.00 (b)
Net realized and unrealized gain (loss)	1.07		(0.85)		1.05		1.86		1.30		(0.63)		1.75
Total from investment operations	1.04		(0.76)		1.09		1.90		1.36		(0.63)		1.75
Less distributions to shareholders:
Net investment income	—		(0.25)		(0.23)		(0.21)		(0.13)		(0.02)		(0.02)
Net realized gains	(0.32)		(2.91)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.32)		(3.16)		(0.69)		(0.21)		(0.13)		(0.02)		(0.02)
Net asset value, end of period	$10.68		$9.96		$13.88		$13.48		$11.79		$10.56		$11.21
Total return	10.70%		(7.40%)		8.01%		16.09%		12.93%		(5.60%)		18.46%
Ratios to average net assets(c)
Total gross expenses	1.28	%(d)	1.24%		1.23%		1.25%		1.28%		1.27	%(d)	1.26%
Total net expenses(e)	1.28	%(d)(f)	1.24	%(f)	1.23	%(f)	1.25	%(f)	1.23	%(f)	1.20	%(d)(f)	1.26%
Net investment income (loss)	(0.60	%)(d)	0.70%		0.27%		0.35%		0.55%		0.06	%(d)	(0.05%)
Supplemental data
Net assets, end of period (in thousands)	$8,576		$12,279		$28,394		$44,368		$59,438		$82,941		$74,403
Portfolio turnover	44%		75%		16%		18%		26%		86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$9.85		$13.76		$13.36		$11.69		$10.47		$11.11		$9.40
Income from investment operations:
Net investment income (loss)	(0.03)		0.12		0.05		0.05		0.07		0.00	(b)	(0.00	)(b)
Net realized and unrealized gain (loss)	1.05		(0.87)		1.04		1.83		1.28		(0.62)		1.73
Total from investment operations	1.02		(0.75)		1.09		1.88		1.35		(0.62)		1.73
Less distributions to shareholders:
Net investment income	—		(0.25)		(0.23)		(0.21)		(0.13)		(0.02)		(0.02)
Net realized gains	(0.32)		(2.91)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.32)		(3.16)		(0.69)		(0.21)		(0.13)		(0.02)		(0.02)
Net asset value, end of period	$10.55		$9.85		$13.76		$13.36		$11.69		$10.47		$11.11
Total return	10.61%		(7.38%)		8.08%		16.06%		12.95%		(5.56%)		18.41%
Ratios to average net assets(c)
Total gross expenses	1.28	%(d)	1.25%		1.23%		1.25%		1.28%		1.27	%(d)	1.26%
Total net expenses(e)	1.28	%(d)(f)	1.25	%(f)	1.23	%(f)	1.25	%(f)	1.23	%(f)	1.20	%(d)(f)	1.26%
Net investment income (loss)	(0.58	%)(d)	0.90%		0.34%		0.42%		0.62%		0.06	%(d)	(0.04%)
Supplemental data
Net assets, end of period (in thousands)	$80,800		$80,104		$98,125		$96,989		$89,630		$90,148		$70,437
Portfolio turnover	44%		75%		16%		18%		26%		86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,						Year Ended March 31,
Class K	(Unaudited)		2016	2015	2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$11.62		$15.64	$15.10	$13.19	$11.79	$12.45		$12.27
Income from investment operations:
Net investment income	0.02		0.27	0.19	0.19	0.17	0.11		0.01
Net realized and unrealized gain (loss)	1.25		(1.03)	1.18	2.05	1.46	(0.72)		0.21
Total from investment operations	1.27		(0.76)	1.37	2.24	1.63	(0.61)		0.22
Less distributions to shareholders:
Net investment income	(0.02)		(0.35)	(0.37)	(0.33)	(0.23)	(0.05)		(0.04)
Net realized gains	(0.32)		(2.91)	(0.46)	—	—	—		—
Total distributions to shareholders	(0.34)		(3.26)	(0.83)	(0.33)	(0.23)	(0.05)		(0.04)
Net asset value, end of period	$12.55		$11.62	$15.64	$15.10	$13.19	$11.79		$12.45
Total return	11.15%		(6.59%)	8.98%	17.04%	13.93%	(4.88%)		1.77%
Ratios to average net assets(c)
Total gross expenses	0.42	%(d)	0.39%	0.35%	0.36%	0.38%	0.37	%(d)	0.51	%(d)
Total net expenses(e)	0.42	%(d)	0.39%	0.35%	0.36%	0.38%	0.37	%(d)	0.51	%(d)
Net investment income	0.28	%(d)	1.80%	1.18%	1.32%	1.42%	1.15	%(d)	0.68	%(d)
Supplemental data
Net assets, end of period (in thousands)	$101		$91	$98	$158	$135	$279		$3
Portfolio turnover	44%		75%	16%	18%	26%	86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$11.19		$15.19		$14.68		$12.83		$11.48		$12.14		$10.25
Income from investment operations:
Net investment income	(0.00	)(b)	0.19		0.13		0.13		0.14		0.05		0.06
Net realized and unrealized gain (loss)	1.20		(0.98)		1.15		2.00		1.40		(0.68)		1.88
Total from investment operations	1.20		(0.79)		1.28		2.13		1.54		(0.63)		1.94
Less distributions to shareholders:
Net investment income	(0.01)		(0.30)		(0.31)		(0.28)		(0.19)		(0.03)		(0.05)
Net realized gains	(0.32)		(2.91)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.33)		(3.21)		(0.77)		(0.28)		(0.19)		(0.03)		(0.05)
Net asset value, end of period	$12.06		$11.19		$15.19		$14.68		$12.83		$11.48		$12.14
Total return	10.88%		(6.91%)		8.64%		16.59%		13.49%		(5.12%)		18.99%
Ratios to average net assets(c)
Total gross expenses	0.78	%(d)	0.75%		0.73%		0.75%		0.78%		0.77	%(d)	0.76%
Total net expenses(e)	0.78	%(d)(f)	0.75	%(f)	0.73	%(f)	0.75	%(f)	0.73	%(f)	0.70	%(d)(f)	0.76%
Net investment income (loss)	(0.05	%)(d)	1.35%		0.81%		0.93%		1.18%		0.54	%(d)	0.54%
Supplemental data
Net assets, end of period (in thousands)	$869		$2,254		$2,681		$3,131		$3,312		$3,124		$1,463
Portfolio turnover	44%		75%		16%		18%		26%		86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.81		$15.85		$15.29		$13.35		$12.29
Income from investment operations:
Net investment income	0.03		0.39		0.20		0.27		0.11
Net realized and unrealized gain (loss)	1.27		(1.16)		1.21		2.02		1.05
Total from investment operations	1.30		(0.77)		1.41		2.29		1.16
Less distributions to shareholders:
Net investment income	(0.03)		(0.36)		(0.39)		(0.35)		(0.10)
Net realized gains	(0.32)		(2.91)		(0.46)		—		—
Total distributions to shareholders	(0.35)		(3.27)		(0.85)		(0.35)		(0.10)
Net asset value, end of period	$12.76		$11.81		$15.85		$15.29		$13.35
Total return	11.21%		(6.55%)		9.15%		17.19%		9.50%
Ratios to average net assets(b)
Total gross expenses	0.28	%(c)	0.27%		0.22%		0.24%		0.37	%(c)
Total net expenses(d)	0.28	%(c)(e)	0.27	%(e)	0.22	%(e)	0.24	%(e)	0.27	%(c)
Net investment income	0.43	%(c)	2.73%		1.23%		1.84%		3.94	%(c)
Supplemental data
Net assets, end of period (in thousands)	$139		$71		$11		$15		$3
Portfolio turnover	44%		75%		16%		18%		26%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.83		$15.85	$15.29	$13.35	$12.29
Income from investment operations:
Net investment income	0.04		0.32	0.32	0.29	0.12
Net realized and unrealized gain (loss)	1.27		(1.06)	1.10	2.02	1.05
Total from investment operations	1.31		(0.74)	1.42	2.31	1.17
Less distributions to shareholders:
Net investment income	(0.04)		(0.37)	(0.40)	(0.37)	(0.11)
Net realized gains	(0.32)		(2.91)	(0.46)	—	—
Total distributions to shareholders	(0.36)		(3.28)	(0.86)	(0.37)	(0.11)
Net asset value, end of period	$12.78		$11.83	$15.85	$15.29	$13.35
Total return	11.26%		(6.32%)	9.26%	17.39%	9.54%
Ratios to average net assets(b)
Total gross expenses	0.17	%(c)	0.14%	0.10%	0.10%	0.15	%(c)
Total net expenses(d)	0.17	%(c)	0.14%	0.10%	0.10%	0.15	%(c)
Net investment income	0.61	%(c)	2.15%	2.03%	1.96%	4.08	%(c)
Supplemental data
Net assets, end of period (in thousands)	$197		$340	$316	$29	$3
Portfolio turnover	44%		75%	16%	18%	26%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$11.64		$15.66		$15.11		$13.20		$11.80		$12.45		$10.49
Income from investment operations:
Net investment income	0.03		0.26		0.22		0.20		0.20		0.09		0.11
Net realized and unrealized gain (loss)	1.25		(1.01)		1.18		2.05		1.45		(0.68)		1.94
Total from investment operations	1.28		(0.75)		1.40		2.25		1.65		(0.59)		2.05
Less distributions to shareholders:
Net investment income	(0.03)		(0.36)		(0.39)		(0.34)		(0.25)		(0.06)		(0.09)
Net realized gains	(0.32)		(2.91)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.35)		(3.27)		(0.85)		(0.34)		(0.25)		(0.06)		(0.09)
Net asset value, end of period	$12.57		$11.64		$15.66		$15.11		$13.20		$11.80		$12.45
Total return	11.21%		(6.48%)		9.18%		17.14%		14.09%		(4.71%)		19.64%
Ratios to average net assets(b)
Total gross expenses	0.28	%(c)	0.24%		0.23%		0.25%		0.28%		0.26	%(c)	0.26%
Total net expenses(d)	0.28	%(c)(e)	0.24	%(e)	0.23	%(e)	0.25	%(e)	0.23	%(e)	0.20	%(c)(e)	0.26%
Net investment income	0.42	%(c)	1.73%		1.40%		1.42%		1.64%		0.96	%(c)	0.97%
Supplemental data
Net assets, end of period (in thousands)	$24,607		$24,809		$51,428		$53,613		$49,653		$47,768		$54,882
Portfolio turnover	44%		75%		16%		18%		26%		86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2016 (Unaudited)

Note 1. Organization

Columbia Global Strategic Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Semiannual Report 2016
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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

All equity securities and exchange-traded funds are valued at the close of business of the NYSE. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer

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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees and Underlying Fund Fees

Effective June 1, 2016, the Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on net assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on net assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on net assets invested in all other securities, including other funds advised by the

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27

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities. Prior to June 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. The annualized effective management services fee rate for the six months ended July 31, 2016 (reflecting all advisory and administrative services fees paid to the Investment Manager) was 0.08% of the Fund's average daily net assets. For the period from February 1, 2016 through May 31, 2016, the investment advisory services fee paid to the Investment Manager was $133,498, and the administrative services fee paid to the Investment Manager was $43,306.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended July 31, 2016, other expenses paid by the Fund to this company were $132.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended July 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $600.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $228,655 for Class A, $239 for Class B and $1,831 for Class C shares for the six months ended July 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any

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29

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	June 1, 2016 through May 31, 2017	Prior to June 1, 2016
Class A	0.60%	0.51%
Class B	1.35	1.26
Class C	1.35	1.26
Class K	0.53	0.43
Class R	0.85	0.76
Class R4	0.35	0.26
Class R5	0.28	0.18
Class Z	0.35	0.26

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. The Fund's management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2016, the cost of investments for federal income tax purposes was approximately $657,740,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,325,000
Unrealized depreciation	(31,858,000)
Net unrealized depreciation	$(1,533,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of investments in the Underlying Funds, excluding investments in money market funds and derivatives, if any, aggregated to $283,530,662 and $335,428,144, respectively, for the six months ended July 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal

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30

COLUMBIA GLOBAL STRATEGIC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended July 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At July 31, 2016, one unaffiliated shareholder of record owned 21.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 57.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Strategic Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). With respect to the Funds that operate as funds-of-funds (the Funds-of-Funds), the Independent Trustees noted the information provided by Columbia Threadneedle demonstrating the rationale for according weight to the Funds-of-Funds' direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). In this regard, they noted that the Fund-of-Funds' direct expenses include relatively low management fees. Further, they considered the information provided by Columbia Threadneedle demonstrating that the Funds-of-Funds' total expense ratios generally approximate or are below their respective peer universe median ratios. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia

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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that the Fund pays relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
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COLUMBIA GLOBAL STRATEGIC EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia Global Strategic Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR181_01_F01_(09/16)

SEMIANNUAL REPORT

July 31, 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

Columbia Capital Allocation Conservative Portfolio

Columbia Capital Allocation Moderate Conservative Portfolio

Columbia Capital Allocation Moderate Portfolio

Columbia Capital Allocation Moderate Aggressive Portfolio

Columbia Capital Allocation Aggressive Portfolio

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it's also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009 – 2010.

■  In today's low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

■  Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong.

■  Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, "The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror." Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today's investment environment:

1)  Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)  Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)  Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20% – 30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001 – 2003 and 2011 – 2012. Conversely, flows picked up when volatility returned to "normal" levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate "spike" reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what's the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won't stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization,

Semiannual Report 2016

PRESIDENT'S MESSAGE (continued)

and investors are best served through investment approaches that appreciate that distinction. Even though it's a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

TABLE OF CONTENTS

Columbia Capital Allocation Conservative Portfolio

Performance Overview	2
Portfolio Overview	3

Columbia Capital Allocation Moderate Conservative Portfolio

Performance Overview	4
Portfolio Overview	5

Columbia Capital Allocation Moderate Portfolio

Performance Overview	6
Portfolio Overview	7

Columbia Capital Allocation Moderate Aggressive Portfolio

Performance Overview	8
Portfolio Overview	9

Columbia Capital Allocation Aggressive Portfolio

Performance Overview	10
Portfolio Overview	11
Understanding Your Fund's Expenses	12
Portfolio of Investments	16
Statements of Assets and Liabilities	81
Statements of Operations	87
Statements of Changes in Net Assets	91
Financial Highlights	100
Notes to Financial Statements	146
Approval of Management Agreement	166
Important Information About This Report	169

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Conservative Portfolio (the Fund) Class A shares returned 6.88% excluding sales charges for the six-month period that ended July 31, 2016.

■  The Fund outperformed its Blended Index, which returned 6.08% for the same time period.

■  During the same six-month period, the Barclays U.S. Aggregate Bond Index returned 4.54% and the Russell 3000 Index returned 14.18%.

Average Annual Total Returns (%) (for period ended July 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		6.88	3.37	4.15	4.57
Including sales charges		1.81	-1.55	3.14	4.07
Class B	03/04/04
Excluding sales charges		6.50	2.61	3.37	3.79
Including sales charges		1.50	-2.37	3.04	3.79
Class C	03/04/04
Excluding sales charges		6.52	2.61	3.39	3.80
Including sales charges		5.52	1.61	3.39	3.80
Class K	03/04/04	6.87	3.48	4.24	4.72
Class R*	09/27/10	6.74	3.11	3.90	4.35
Class R4*	06/13/13	7.05	3.66	4.29	4.65
Class R5*	06/13/13	7.09	3.73	4.35	4.67
Class Y*	06/13/13	7.01	3.73	4.38	4.69
Class Z*	09/27/10	7.01	3.63	4.41	4.73
Blended Index		6.08	4.58	4.82	5.25
Barclays U.S. Aggregate Bond Index		4.54	5.94	3.57	5.06
Russell 3000 Index		14.18	4.44	12.99	7.82

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citi Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Barclays U.S. Corporate High-Yield Index. The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. Effective August 24, 2016, the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Corporate High-Yield Index were rebranded as the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Corporate High-Yield Index, respectively.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2016)
Alternative Investment Funds	7.3
Common Stocks	2.7
Equity Funds	16.1
Fixed-Income Funds	63.8
Money Market Funds	10.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) Class A shares returned 7.53% excluding sales charges for the six-month period that ended July 31, 2016.

■  The Fund slightly underperformed its Blended Index, which returned 7.56% for the same time period.

■  During the same six-month period, the Barclays U.S. Aggregate Bond Index returned 4.54% and the Russell 3000 Index returned 14.18%.

Average Annual Total Returns (%) (for period ended July 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		7.53	2.74	5.37	5.54
Including sales charges		1.33	-3.21	4.12	4.92
Class B	08/07/97
Excluding sales charges		7.17	1.97	4.58	4.76
Including sales charges		2.17	-2.89	4.26	4.76
Class C	10/15/96
Excluding sales charges		7.23	1.99	4.59	4.76
Including sales charges		6.23	1.01	4.59	4.76
Class K*	02/28/13	7.60	2.78	5.43	5.57
Class R	01/23/06	7.38	2.48	5.13	5.29
Class R4*	11/08/12	7.62	2.93	5.56	5.64
Class R5*	11/08/12	7.76	3.09	5.63	5.68
Class Y*	06/13/13	7.67	3.08	5.63	5.68
Class Z	10/15/96	7.76	3.03	5.65	5.80
Blended Index		7.56	4.22	6.07	5.75
Barclays U.S. Aggregate Bond Index		4.54	5.94	3.57	5.06
Russell 3000 Index		14.18	4.44	12.99	7.82

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% Citi Three-Month U.S. Treasury Bill Index and 4.5% Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. Effective August 24, 2016, the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Corporate High-Yield Index were rebranded as the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Corporate High-Yield Index, respectively.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2016)
Alternative Investment Funds	6.6
Common Stocks	1.9
Equity Funds	30.7
Fixed-Income Funds	52.0
Money Market Funds	8.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Moderate Portfolio (the Fund) Class A shares returned 8.98% excluding sales charges for the six-month period that ended July 31, 2016.

■  The Fund underperformed its Blended Index, which returned 9.51% for the same time period.

■  During the same six-month period, the Russell 3000 Index returned 14.18% and the Barclays U.S. Aggregate Bond Index returned 4.54%.

Average Annual Total Returns (%) (for period ended July 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		8.98	2.64	6.44	5.78
Including sales charges		2.72	-3.27	5.18	5.16
Class B	03/04/04
Excluding sales charges		8.52	1.87	5.66	4.98
Including sales charges		3.52	-2.90	5.34	4.98
Class C	03/04/04
Excluding sales charges		8.44	1.78	5.65	4.98
Including sales charges		7.44	0.83	5.65	4.98
Class K	03/04/04	9.01	2.70	6.53	5.93
Class R*	09/27/10	8.76	2.39	6.17	5.52
Class R4*	06/13/13	9.01	2.84	6.60	5.86
Class R5*	06/13/13	9.04	2.80	6.65	5.89
Class Y*	06/13/13	9.17	3.00	6.72	5.92
Class Z*	09/27/10	9.02	2.81	6.70	5.93
Blended Index		9.51	3.93	7.24	6.30
Russell 3000 Index		14.18	4.44	12.99	7.82
Barclays U.S. Aggregate Bond Index		4.54	5.94	3.57	5.06

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Barclays U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Effective August 24, 2016, the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Corporate High-Yield Index were rebranded as the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Corporate High-Yield Index, respectively.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2016)
Alternative Investment Funds	5.8
Common Stocks	1.8
Equity Funds	44.5
Fixed-Income Funds	43.9
Money Market Funds	4.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) Class A shares returned 9.89% excluding sales charges for the six-month period that ended July 31, 2016.

■  The Fund underperformed its Blended Index, which returned 10.91% for the same time period.

■  During the same six-month period, the Russell 3000 Index returned 14.18% and the Barclays U.S. Aggregate Bond Index returned 4.54%.

Average Annual Total Returns (%) (for period ended July 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		9.89	1.73	6.88	6.33
Including sales charges		3.57	-4.08	5.62	5.70
Class B	08/13/97
Excluding sales charges		9.44	0.96	6.08	5.52
Including sales charges		4.44	-3.79	5.76	5.52
Class C	10/15/96
Excluding sales charges		9.46	1.03	6.11	5.54
Including sales charges		8.46	0.07	6.11	5.54
Class K*	02/28/13	9.88	1.77	6.97	6.38
Class R	01/23/06	9.76	1.48	6.64	6.07
Class R4*	11/08/12	10.04	1.98	7.10	6.44
Class R5*	11/08/12	10.10	2.09	7.19	6.48
Class T*	03/07/11
Excluding sales charges		9.89	1.73	6.85	6.29
Including sales charges		3.57	-4.08	5.58	5.66
Class Y*	06/13/13	10.14	2.16	7.17	6.48
Class Z	10/15/96	10.04	2.00	7.16	6.61
Blended Index		10.91	3.46	8.18	6.53
Russell 3000 Index		14.18	4.44	12.99	7.82
Barclays U.S. Aggregate Bond Index		4.54	5.94	3.57	5.06

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Barclays U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net).The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Effective August 24, 2016, the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Corporate High-Yield Index were rebranded as the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Corporate High-Yield Index, respectively.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2016)
Alternative Investment Funds	5.7
Common Stocks	1.3
Equity Funds	56.8
Fixed-Income Funds	26.0
Money Market Funds	10.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PERFORMANCE OVERVIEW

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Performance Summary

■  Columbia Capital Allocation Aggressive Portfolio (the Fund) Class A shares returned 10.67% excluding sales charges for the six-month period that ended July 31, 2016.

■  The Fund underperformed its Blended Index, which returned 12.22% for the same time period.

■  During the same six-month period, the Russell 3000 Index returned 14.18% and the Barclays U.S. Aggregate Bond Index returned 4.54%.

Average Annual Total Returns (%) (for period ended July 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		10.67	0.99	7.86	5.67
Including sales charges		4.27	-4.84	6.59	5.05
Class B	03/04/04
Excluding sales charges		10.23	0.25	7.04	4.88
Including sales charges		5.23	-4.42	6.73	4.88
Class C	03/04/04
Excluding sales charges		10.23	0.26	7.04	4.88
Including sales charges		9.23	-0.68	7.04	4.88
Class K	03/04/04	10.64	1.05	7.96	5.85
Class R*	09/27/10	10.56	0.83	7.59	5.44
Class R4*	06/13/13	10.77	1.26	8.01	5.75
Class R5*	06/13/13	10.87	1.33	8.09	5.79
Class Y*	06/13/13	10.88	1.37	8.11	5.80
Class Z*	09/27/10	10.81	1.24	8.12	5.83
Blended Index		12.22	2.83	8.99	6.63
Russell 3000 Index		14.18	4.44	12.99	7.82
Barclays U.S. Aggregate Bond Index		4.54	5.94	3.57	5.06

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. Effective August 24, 2016, the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Corporate High-Yield Index were rebranded as the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Corporate High-Yield Index, respectively.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OVERVIEW

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at July 31, 2016)
Alternative Investment Funds	5.8
Common Stocks	2.5
Equity Funds	72.5
Fixed-Income Funds	13.2
Money Market Funds	6.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Columbia Capital Allocation Conservative Portfolio

February 1, 2016 – July 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,068.80	1,022.18	2.78	2.72	0.54	5.30	5.18	1.03
Class B	1,000.00	1,000.00	1,065.00	1,018.45	6.62	6.47	1.29	9.14	8.93	1.78
Class C	1,000.00	1,000.00	1,065.20	1,018.45	6.62	6.47	1.29	9.14	8.93	1.78
Class K	1,000.00	1,000.00	1,068.70	1,022.48	2.47	2.41	0.48	4.99	4.88	0.97
Class R	1,000.00	1,000.00	1,067.40	1,020.93	4.06	3.97	0.79	6.58	6.43	1.28
Class R4	1,000.00	1,000.00	1,070.50	1,023.42	1.49	1.46	0.29	4.02	3.92	0.78
Class R5	1,000.00	1,000.00	1,070.90	1,023.72	1.18	1.16	0.23	3.71	3.62	0.72
Class Y	1,000.00	1,000.00	1,070.10	1,023.97	0.93	0.91	0.18	3.45	3.37	0.67
Class Z	1,000.00	1,000.00	1,070.10	1,023.42	1.49	1.46	0.29	4.01	3.92	0.78

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Moderate Conservative Portfolio

February 1, 2016 – July 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,075.30	1,022.48	2.48	2.41	0.48	5.37	5.23	1.04
Class B	1,000.00	1,000.00	1,071.70	1,018.75	6.34	6.17	1.23	9.22	8.98	1.79
Class C	1,000.00	1,000.00	1,072.30	1,018.75	6.34	6.17	1.23	9.22	8.98	1.79
Class K	1,000.00	1,000.00	1,076.00	1,022.73	2.22	2.16	0.43	5.11	4.98	0.99
Class R	1,000.00	1,000.00	1,073.80	1,021.23	3.76	3.67	0.73	6.65	6.48	1.29
Class R4	1,000.00	1,000.00	1,076.20	1,023.72	1.19	1.16	0.23	4.08	3.98	0.79
Class R5	1,000.00	1,000.00	1,077.60	1,024.02	0.88	0.86	0.17	3.77	3.67	0.73
Class Y	1,000.00	1,000.00	1,076.70	1,024.27	0.62	0.60	0.12	3.51	3.42	0.68
Class Z	1,000.00	1,000.00	1,077.60	1,023.72	1.19	1.16	0.23	4.08	3.98	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Columbia Capital Allocation Moderate Portfolio

February 1, 2016 – July 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,089.80	1,022.68	2.29	2.21	0.44	5.61	5.43	1.08
Class B	1,000.00	1,000.00	1,085.20	1,018.95	6.17	5.97	1.19	9.49	9.19	1.83
Class C	1,000.00	1,000.00	1,084.40	1,018.95	6.17	5.97	1.19	9.48	9.19	1.83
Class K	1,000.00	1,000.00	1,090.10	1,022.97	1.97	1.91	0.38	5.30	5.13	1.02
Class R	1,000.00	1,000.00	1,087.60	1,021.43	3.58	3.47	0.69	6.90	6.68	1.33
Class R4	1,000.00	1,000.00	1,090.10	1,023.92	0.99	0.96	0.19	4.31	4.18	0.83
Class R5	1,000.00	1,000.00	1,090.40	1,024.22	0.68	0.65	0.13	4.00	3.88	0.77
Class Y	1,000.00	1,000.00	1,091.70	1,024.47	0.42	0.40	0.08	3.74	3.62	0.72
Class Z	1,000.00	1,000.00	1,090.20	1,023.92	0.99	0.96	0.19	4.31	4.18	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Moderate Aggressive Portfolio

February 1, 2016 – July 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,098.90	1,022.28	2.71	2.61	0.52	6.16	5.93	1.18
Class B	1,000.00	1,000.00	1,094.40	1,018.55	6.61	6.37	1.27	10.05	9.69	1.93
Class C	1,000.00	1,000.00	1,094.60	1,018.55	6.61	6.37	1.27	10.05	9.69	1.93
Class K	1,000.00	1,000.00	1,098.80	1,022.77	2.19	2.11	0.42	5.64	5.43	1.08
Class R	1,000.00	1,000.00	1,097.60	1,021.03	4.02	3.87	0.77	7.46	7.19	1.43
Class R4	1,000.00	1,000.00	1,100.40	1,023.52	1.41	1.36	0.27	4.86	4.68	0.93
Class R5	1,000.00	1,000.00	1,101.00	1,024.02	0.89	0.86	0.17	4.34	4.18	0.83
Class T	1,000.00	1,000.00	1,098.90	1,022.28	2.71	2.61	0.52	6.16	5.93	1.18
Class Y	1,000.00	1,000.00	1,101.40	1,024.27	0.63	0.60	0.12	4.08	3.93	0.78
Class Z	1,000.00	1,000.00	1,100.40	1,023.52	1.41	1.36	0.27	4.86	4.68	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Columbia Capital Allocation Aggressive Portfolio

February 1, 2016 – July 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,106.70	1,022.38	2.62	2.51	0.50	6.39	6.13	1.22
Class B	1,000.00	1,000.00	1,102.30	1,018.65	6.53	6.27	1.25	10.30	9.89	1.97
Class C	1,000.00	1,000.00	1,102.30	1,018.65	6.53	6.27	1.25	10.30	9.89	1.97
Class K	1,000.00	1,000.00	1,106.40	1,022.73	2.25	2.16	0.43	6.02	5.78	1.15
Class R	1,000.00	1,000.00	1,105.60	1,021.13	3.93	3.77	0.75	7.70	7.39	1.47
Class R4	1,000.00	1,000.00	1,107.70	1,023.62	1.31	1.26	0.25	5.08	4.88	0.97
Class R5	1,000.00	1,000.00	1,108.70	1,023.97	0.94	0.91	0.18	4.72	4.53	0.90
Class Y	1,000.00	1,000.00	1,108.80	1,024.22	0.68	0.65	0.13	4.46	4.28	0.85
Class Z	1,000.00	1,000.00	1,108.10	1,023.62	1.31	1.26	0.25	5.08	4.88	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 15.9%

	Shares	Value ($)
INTERNATIONAL 3.8%
Columbia Emerging Markets Fund, Class I Shares(a)(b)	293,810	2,917,534
Columbia European Equity Fund, Class I Shares(a)	330,627	2,049,887
Columbia Overseas Value Fund, Class I Shares(a)	743,266	5,983,290
Total		10,950,711
U.S. LARGE CAP 12.0%
Columbia Contrarian Core Fund, Class I Shares(a)	207,874	4,654,310
Columbia Disciplined Core Fund, Class I Shares(a)	801,308	8,077,183
Columbia Disciplined Growth Fund, Class I Shares(a)	1,021,719	8,868,523
Columbia Disciplined Value Fund, Class I Shares(a)	973,410	9,013,778
Columbia Select Large Cap Equity Fund, Class I Shares(a)	274,855	3,320,243
Total		33,934,037
U.S. SMALL CAP 0.1%
Columbia Disciplined Small Core Fund, Class I Shares(a)	22,645	284,876
Total Equity Funds (Cost: $42,365,177)		45,169,624

Fixed-Income Funds 63.4%

EMERGING MARKETS 1.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	361,863	4,157,804
HIGH YIELD 2.3%
Columbia Income Opportunities Fund, Class I Shares(a)	671,468	6,519,957
INFLATION PROTECTED SECURITIES 4.0%
Columbia Inflation Protected Securities Fund, Class I Shares(a)(b)	1,222,552	11,394,188
INVESTMENT GRADE 55.6%
Columbia Corporate Income Fund, Class I Shares(a)	4,354,999	44,551,639
Columbia Limited Duration Credit Fund, Class I Shares(a)	1,423,207	13,947,424

Fixed-Income Funds (continued)

	Shares	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares(a)	427,263	4,191,453
Columbia Total Return Bond Fund, Class I Shares(a)	1,809,086	17,005,405
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	7,804,460	43,080,619
Columbia U.S. Treasury Index Fund, Class I Shares(a)	2,979,589	34,533,438
Total		157,309,978
Total Fixed-Income Funds (Cost: $180,414,676)		179,381,927

Alternative Investment Funds 7.3%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	53,480	575,977
Columbia Adaptive Alternatives Fund, Class I Shares(a)	455,212	4,315,408
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	486,860	2,648,518
Columbia Diversified Absolute Return Fund, Class I Shares(a)	693,321	6,655,886
Columbia Multi-Asset Income Fund, Class I Shares(a)	663,517	6,462,655
Total Alternative Investment Funds (Cost: $21,395,824)		20,658,444
Common Stocks 2.7%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.3%
Auto Components 0.1%
Bridgestone Corp.	400	13,852
Continental AG	416	87,204
Cooper Tire & Rubber Co.	506	16,693
Dana, Inc.	1,149	15,672
Drew Industries, Inc.	60	5,497
GKN PLC	4,102	15,711
Superior Industries International, Inc.	540	16,502
Tenneco, Inc.(b)	107	6,048
Total		177,179

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Automobiles 0.1%
Fuji Heavy Industries Ltd.	2,600	99,333
Mitsubishi Motors Corp.	2,200	10,255
Peugeot SA(b)	5,500	83,073
Renault SA	728	63,688
Total		256,349
Diversified Consumer Services —%
Capella Education Co.	268	16,045
Hotels, Restaurants & Leisure 0.1%
Bloomin' Brands, Inc.	275	4,944
Bob Evans Farms, Inc.	154	5,664
Compass Group PLC	3,374	64,122
Cracker Barrel Old Country Store, Inc.	82	12,908
Denny's Corp.(b)	950	10,602
Diamond Resorts International, Inc.(b)	211	6,368
Flight Centre Travel Group Ltd.	3,240	79,402
Isle of Capri Casinos, Inc.(b)	813	15,227
Pinnacle Entertainment, Inc.(b)	90	983
Ruth's Hospitality Group, Inc.	977	15,603
Total		215,823
Household Durables —%
Electrolux AB, Class B	835	22,619
Iida Group Holdings Co., Ltd.	1,000	19,798
La-Z-Boy, Inc.	100	3,022
Persimmon PLC	3,109	69,414
Total		114,853
Internet & Catalog Retail —%
PetMed Express, Inc.	359	7,442
Leisure Products —%
Smith & Wesson Holding Corp.(b)	165	4,859
Sturm Ruger & Co., Inc.	197	13,396
Total		18,255
Media —%
Gannett Co., Inc.	1,290	16,460
New York Times Co. (The), Class A	870	11,293
Nexstar Broadcasting Group, Inc., Class A	88	4,448
WPP PLC	775	17,416
Total		49,617

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail —%
Abercrombie & Fitch Co., Class A	895	18,535
American Eagle Outfitters, Inc.	505	9,050
Cato Corp. (The), Class A	406	14,523
Children's Place, Inc. (The)	243	20,310
GNC Holdings, Inc., Class A	215	4,388
Outerwall, Inc.	415	21,854
Pier 1 Imports, Inc.	3,368	17,244
Total		105,904
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	720	16,265
Total Consumer Discretionary		977,732
CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	4,562	76,377
Koninklijke Ahold Delhaize NV	4,047	96,645
SpartanNash Co.	348	10,962
SUPERVALU, Inc.(b)	2,606	12,717
Wesfarmers Ltd.	171	5,593
Woolworths Ltd.	2,355	41,969
Total		244,263
Food Products 0.1%
Cal-Maine Foods, Inc.	370	15,503
Dean Foods Co.	947	17,482
Nestlé SA, Registered Shares	1,304	104,541
Sanderson Farms, Inc.	221	19,357
WH Group Ltd.	128,500	101,477
Total		258,360
Household Products 0.1%
Reckitt Benckiser Group PLC	1,112	107,756
Svenska Cellulosa AB, Class B	716	21,295
Total		129,051
Personal Products —%
Unilever PLC	1,730	80,902
Usana Health Sciences, Inc.(b)	45	6,179
Total		87,081

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco —%
British American Tobacco PLC	196	12,515
Swedish Match AB	891	32,497
Total		45,012
Total Consumer Staples		763,767
ENERGY 0.1%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	1,520	16,234
Petrofac Ltd.	2,788	27,507
Total		43,741
Oil, Gas & Consumable Fuels 0.1%
BP PLC	1,837	10,377
Caltex Australia Ltd.	1,711	43,270
Idemitsu Kosan Co., Ltd.	1,200	23,494
OMV AG	1,912	50,800
PDC Energy, Inc.(b)	360	19,717
Repsol SA	543	6,845
REX American Resources Corp.(b)	309	20,332
Royal Dutch Shell PLC, Class B	2,952	78,215
Western Refining, Inc.	814	16,972
Total		270,022
Total Energy		313,763
FINANCIALS 0.6%
Banks 0.3%
Australia and New Zealand Banking Group Ltd.	793	15,602
Banc of California, Inc.	946	20,982
Banco Latinoamericano de Comercio Exterior SA, Class E	525	14,343
BNP Paribas SA	1,644	81,524
Central Pacific Financial Corp.	785	19,256
Credit Agricole SA	2,554	22,615
Customers Bancorp, Inc.(b)	629	16,191
Danske Bank A/S	3,074	83,531
FCB Financial Holdings, Inc., Class A(b)	90	3,147
First BanCorp(b)	845	3,879
First NBC Bank Holding Co.(b)	535	10,181
Fulton Financial Corp.	660	9,009
Great Western Bancorp, Inc.	165	5,473

Common Stocks (continued)

Issuer	Shares	Value ($)
Hope Bancorp, Inc.	992	15,247
HSBC Holdings PLC	20,360	133,407
ING Groep NV	597	6,675
International Bancshares Corp.	570	15,629
Intesa Sanpaolo SpA	34,011	74,908
Societe Generale SA	2,225	76,007
Sumitomo Mitsui Financial Group, Inc.	1,050	33,284
Westpac Banking Corp.	4,607	109,012
Total		769,902
Capital Markets —%
Arlington Asset Investment Corp., Class A	823	11,464
Cowen Group, Inc., Class A(b)	806	2,515
KCG Holdings, Inc., Class A(b)	1,122	16,976
Piper Jaffray Companies(b)	59	2,439
Total		33,394
Consumer Finance —%
Nelnet, Inc., Class A	445	17,982
Diversified Financial Services —%
Cardtronics PLC, Class A(b)	100	4,399
Insurance 0.1%
Allianz SE, Registered Shares	700	100,408
American Equity Investment Life Holding Co.	846	13,477
AXA SA	1,693	34,505
Employers Holdings, Inc.	70	1,996
Hannover Rueckversicherung AG	60	6,139
Heritage Insurance Holdings, Inc.	880	10,903
Maiden Holdings Ltd.	1,345	18,790
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	460	76,731
National General Holdings Corp.	250	5,157
NN Group NV	3,062	82,588
Swiss Re AG	1,030	86,453
Universal Insurance Holdings, Inc.	923	20,066
Total		457,213
Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real Estate Finance, Inc.	115	1,869
Armada Hoffler Properties, Inc.	320	4,790
Ashford Hospitality Prime, Inc.	430	6,467
CBL & Associates Properties, Inc.	1,500	18,435

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Chesapeake Lodging Trust	235	5,939
Coresite Realty Corp.	254	20,963
CubeSmart	135	4,011
CYS Investments, Inc.	2,360	21,122
Invesco Mortgage Capital, Inc.	620	8,928
Lexington Realty Trust	260	2,826
Mack-Cali Realty Corp.	770	21,714
National Health Investors, Inc.	67	5,264
National Storage Affiliates Trust	425	9,082
PS Business Parks, Inc.	173	19,184
RLJ Lodging Trust	625	14,838
Ryman Hospitality Properties, Inc.	156	8,774
Select Income REIT	390	10,826
Sovran Self Storage, Inc.	39	3,992
STORE Capital Corp.	130	4,055
Summit Hotel Properties, Inc.	1,420	20,136
Sunstone Hotel Investors, Inc.	528	7,022
WP Glimcher, Inc.	1,630	20,668
Total		240,905
Real Estate Management & Development 0.1%
Wharf Holdings Ltd. (The)	6,901	47,693
Wheelock & Co., Ltd.	18,000	96,523
Total		144,216
Thrifts & Mortgage Finance —%
BofI Holding, Inc.(b)	945	15,895
Essent Group Ltd.(b)	340	8,146
Flagstar Bancorp, Inc.(b)	684	18,064
HomeStreet, Inc.(b)	270	6,021
MGIC Investment Corp.(b)	2,619	18,831
Radian Group, Inc.	1,595	20,576
Walker & Dunlop, Inc.(b)	600	14,202
Washington Federal, Inc.	805	20,125
Total		121,860
Total Financials		1,789,871
HEALTH CARE 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	195	7,223
Acorda Therapeutics, Inc.(b)	310	7,837
Alder Biopharmaceuticals, Inc.(b)	280	8,988
Common Stocks (continued)

Issuer	Shares	Value ($)
AMAG Pharmaceuticals, Inc.(b)	250	6,632
ARIAD Pharmaceuticals, Inc.(b)	580	5,516
Arrowhead Pharmaceuticals, Inc.(b)	1,100	6,556
Dynavax Technologies Corp.(b)	425	6,558
Insys Therapeutics, Inc.(b)	555	8,686
Keryx Biopharmaceuticals, Inc.(b)	1,575	11,592
Ligand Pharmaceuticals, Inc.(b)	105	14,162
Novavax, Inc.(b)	995	7,283
Sage Therapeutics, Inc.(b)	105	4,710
Spark Therapeutics, Inc.(b)	165	9,560
TESARO, Inc.(b)	100	9,324
Ultragenyx Pharmaceutical, Inc.(b)	120	7,594
Total		122,221
Health Care Equipment & Supplies —%
Analogic Corp.	209	17,560
Globus Medical, Inc., Class A(b)	335	7,688
Halyard Health, Inc.(b)	170	5,881
Masimo Corp.(b)	194	10,276
Merit Medical Systems, Inc.(b)	409	9,587
OraSure Technologies, Inc.(b)	950	6,479
Orthofix International NV(b)	387	18,344
Total		75,815
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,000	87,692
Magellan Health, Inc.(b)	251	17,186
Molina Healthcare, Inc.(b)	338	19,202
Owens & Minor, Inc.	335	11,963
Triple-S Management Corp., Class B(b)	617	15,332
WellCare Health Plans, Inc.(b)	25	2,670
Total		154,045
Life Sciences Tools & Services —%
Cambrex Corp.(b)	106	5,555
INC Research Holdings, Inc. Class A(b)	416	18,516
Pra Health Sciences, Inc.(b)	367	17,022
Total		41,093
Pharmaceuticals 0.2%
AstraZeneca PLC	146	9,754
Bayer AG, Registered Shares	773	83,155
GlaxoSmithKline PLC	5,900	131,805
Impax Laboratories, Inc.(b)	625	19,637

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Novo Nordisk A/S, Class B	182	10,370
Roche Holding AG, Genusschein Shares	560	143,005
Sanofi	1,423	121,148
Supernus Pharmaceuticals, Inc.(b)	585	12,999
Teva Pharmaceutical Industries Ltd.	1,292	70,714
Total		602,587
Total Health Care		995,761
INDUSTRIALS 0.4%
Air Freight & Logistics —%
Royal Mail PLC	8,006	53,984
Airlines 0.1%
Hawaiian Holdings, Inc.(b)	465	21,172
Japan Airlines Co., Ltd.	2,300	70,906
Qantas Airways Ltd.	16,773	40,271
Total		132,349
Building Products —%
Continental Building Product(b)	790	18,525
Gibraltar Industries, Inc.(b)	245	8,644
NCI Building Systems, Inc.(b)	875	14,192
Universal Forest Products, Inc.	221	23,895
Total		65,256
Commercial Services & Supplies —%
Brady Corp., Class A	340	10,927
Knoll, Inc.	95	2,399
Quad/Graphics, Inc.	802	20,339
Tetra Tech, Inc.	427	14,061
Total		47,726
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,719	77,972
Comfort Systems U.S.A., Inc.	35	1,063
EMCOR Group, Inc.	350	19,495
Leighton Holdings Ltd.	3,457	76,888
Skanska AB, Class B	3,554	75,549
VINCI SA	1,143	86,755
Total		337,722
Electrical Equipment —%
EnerSys	319	19,890
OSRAM Licht AG	445	23,129
Total		43,019

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 0.1%
Briggs & Stratton Corp.	615	13,979
Energy Recovery, Inc.(b)	950	10,165
Global Brass & Copper Holdings, Inc.	490	13,877
Greenbrier Companies, Inc. (The)	560	18,385
KONE OYJ, Class B	389	19,697
Mueller Industries, Inc.	300	10,212
Wabash National Corp.(b)	1,330	19,258
Total		105,573
Marine —%
Kuehne & Nagel International AG	201	28,205
Matson, Inc.	220	8,221
Total		36,426
Professional Services —%
Huron Consulting Group, Inc.(b)	280	17,212
RPX Corp.(b)	1,550	15,608
Total		32,820
Road & Rail —%
ArcBest Corp.	492	9,205
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	389	18,263
ITOCHU Corp.	6,200	70,295
MRC Global, Inc.(b)	1,261	16,683
Sumitomo Corp.	6,300	66,082
Total		171,323
Total Industrials		1,035,403
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
NETGEAR, Inc.(b)	414	21,292
Electronic Equipment, Instruments & Components —%
Benchmark Electronics, Inc.(b)	835	19,572
Insight Enterprises, Inc.(b)	323	8,592
InvenSense, Inc.(b)	554	3,756
MTS Systems Corp.	292	13,850
Sanmina Corp.(b)	645	16,344
SYNNEX Corp.	211	21,212
Tech Data Corp.(b)	263	20,496
Total		103,822

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 0.1%
EarthLink Holdings Corp.	2,755	18,679
j2 Global, Inc.	177	11,831
LogMeIn, Inc.(b)	144	12,371
Mixi, Inc.	2,000	71,646
RetailMeNot, Inc.(b)	1,858	15,514
Web.com Group, Inc.(b)	95	1,792
Total		131,833
IT Services —%
CSG Systems International, Inc.	293	11,796
EVERTEC, Inc.	990	17,028
NeuStar, Inc., Class A(b)	726	18,288
Sykes Enterprises, Inc.(b)	431	13,228
Syntel, Inc.(b)	117	5,301
Total		65,641
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	2,949	18,549
Diodes, Inc.(b)	244	4,516
Entegris, Inc.(b)	905	15,466
Silicon Laboratories, Inc.(b)	66	3,517
Synaptics, Inc.(b)	366	19,014
Xcerra Corp.(b)	1,418	8,650
Total		69,712
Software 0.1%
Aspen Technology, Inc.(b)	548	22,956
AVG Technologies NV(b)	620	15,332
Check Point Software Technologies Ltd.(b)	300	23,064
Konami Holdings Corp.	2,400	93,052
Mentor Graphics Corp.	855	18,263
MicroStrategy, Inc., Class A(b)	36	6,296
Qualys, Inc.(b)	305	9,574
RealPage, Inc.(b)	265	6,665
VASCO Data Security International, Inc.(b)	355	5,932
Total		201,134
Technology Hardware, Storage & Peripherals —%
Seiko Epson Corp.	4,900	86,213
Total Information Technology		679,647

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 0.2%
Chemicals 0.1%
BASF SE	424	33,305
Chemtura Corp.(b)	575	16,152
Hitachi Chemical Co., Ltd.	300	6,258
Innophos Holdings, Inc.	65	2,799
Innospec, Inc.	340	17,092
Johnson Matthey PLC	121	5,246
Mitsubishi Chemical Holdings Corp.	17,000	91,825
Rayonier Advanced Materials, Inc.	550	7,573
Trinseo SA	383	19,070
Total		199,320
Construction Materials —%
Fletcher Building Ltd.	2,397	16,779
US Concrete, Inc.(b)	275	17,738
Total		34,517
Metals & Mining 0.1%
Carpenter Technology Corp.	225	8,831
Commercial Metals Co.	152	2,514
Materion Corp.	143	3,777
Norsk Hydro ASA	7,109	30,358
Rio Tinto PLC	3,285	107,015
Schnitzer Steel Industries, Inc., Class A	625	12,181
Total		164,676
Paper & Forest Products —%
UPM-Kymmene OYJ	4,961	102,220
Total Materials		500,733
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
General Communication, Inc., Class A(b)	880	13,543
Nippon Telegraph & Telephone Corp.	2,300	109,295
Telefonica SA	1,769	17,341
Telenor ASA	2,660	44,422
Telstra Corp., Ltd.	9,131	40,050
Total		224,651
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	2,600	70,627
Shenandoah Telecommunications Co.	350	14,378
Total		85,005
Total Telecommunication Services		309,656

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	5,900	86,681
Endesa SA	1,245	26,161
IDACORP, Inc.	246	19,889
Portland General Electric Co.	151	6,594
Tokyo Electric Power Co. Holdings, Inc.(b)	15,500	60,795
Total		200,120
Gas Utilities —%
Chesapeake Utilities Corp.	247	15,825
Northwest Natural Gas Co.	108	7,014
Southwest Gas Corp.	301	23,327
Total		46,166
Independent Power and Renewable Electricity Producers —%
Meridian Energy Ltd.	11,412	23,080
Ormat Technologies, Inc.	60	2,739
Total		25,819

Common Stocks (continued)

Issuer	Shares	Value ($)
Water Utilities —%
SJW Corp.	415	17,579
Total Utilities		289,684
Total Common Stocks (Cost: $7,465,333)		7,656,017

Money Market Funds 10.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.439%(a)(c)	28,436,668	28,436,668
Total Money Market Funds (Cost: $28,436,668)		28,436,668
Total Investments (Cost: $280,077,678)		281,302,680
Other Assets & Liabilities, Net		1,564,609
Net Assets		282,867,289

At July 31, 2016, cash totaling $1,370,350 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	09/08/2016	35,000	AUD	26,582	USD	18	—
Barclays	09/08/2016	21,000	AUD	15,685	USD	—	(253)
Barclays	09/08/2016	36,000	EUR	39,982	USD	—	(327)
Barclays	09/08/2016	207,000	ILS	53,705	USD	—	(613)
Barclays	09/08/2016	225,000	NOK	26,758	USD	88	—
Barclays	09/08/2016	22,000	NZD	15,958	USD	97	—
Barclays	09/08/2016	107,172	USD	105,000	CHF	1,401	—
Barclays	09/08/2016	90,852	USD	69,000	GBP	523	—
Barclays	09/08/2016	47,251	USD	4,981,000	JPY	1,632	—
Barclays	09/08/2016	74,988	USD	101,000	SGD	324	—
Total						4,083	(1,193)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	7	USD	851,900	09/2016	50,907	—
S&P 500 E-mini	28	USD	3,035,480	09/2016	161,030	—
TOPIX Index	5	JPY	651,002	09/2016	7,658	—
U.S. Long Bond	53	USD	9,245,188	09/2016	612,709	—
U.S. Ultra Bond	47	USD	8,954,969	09/2016	725,519	—
mini MSCI Emerging Markets Index	34	USD	1,498,550	09/2016	143,743	—
Total			24,237,089		1,701,566	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(89)	EUR	(2,968,146)	09/2016	—	(163,639)
FTSE 100 Index	(33)	GBP	(2,915,884)	09/2016	—	(195,531)
S&P/TSE 60 Index	(7)	CAD	(906,705)	09/2016	—	(38,946)
Total			(6,790,735)		—	(398,116)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	1,370,000	—	(28,949)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	12,000,000	—	(67,254)
Total						—	(96,203)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	426,267	145,841	(16,870)	997	556,235	—	575,977
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	4,315,408
Columbia Commodity Strategy Fund, Class I Shares	—	2,795,768	—	—	2,795,768	—	2,648,518
Columbia Contrarian Core Fund, Class I Shares	4,124,280	169,130	(462,545)	145,198	3,976,063	—	4,654,310
Columbia Corporate Income Fund, Class I Shares	61,395,924	1,071,628	(17,558,681)	(268,542)	44,640,329	811,478	44,551,639
Columbia Disciplined Core Fund, Class I Shares	6,031,630	218,559	(526,591)	195,971	5,919,569	—	8,077,183
Columbia Disciplined Growth Fund, Class I Shares	8,939,053	350,371	(543,913)	12,157	8,757,668	—	8,868,523
Columbia Disciplined Small Core Fund, Class I Shares	2,050,949	173,581	(1,371,316)	(593,740)	259,474	—	284,876
Columbia Disciplined Value Fund, Class I Shares	8,958,352	260,190	(534,458)	16,844	8,700,928	—	9,013,778
Columbia Diversified Absolute Return Fund, Class I Shares	6,494,426	626,537	(210,881)	(7,886)	6,902,196	—	6,655,886

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Bond Fund, Class I Shares	4,400,346	179,754	(377,598)	(12,903)	4,189,599	46,456	4,157,804
Columbia Emerging Markets Fund, Class I Shares	—	2,753,000	—	—	2,753,000	—	2,917,534
Columbia European Equity Fund, Class I Shares	1,990,597	258,371	(43,033)	6,500	2,212,435	—	2,049,887
Columbia Income Opportunities Fund, Class I Shares	9,832,418	401,224	(3,506,620)	(95,189)	6,631,833	238,326	6,519,957
Columbia Inflation Protected Securities Fund, Class I Shares	13,333,614	107,134	(684,986)	(81,195)	12,674,567	—	11,394,188
Columbia Limited Duration Credit Fund, Class I Shares	27,126,813	444,984	(12,792,896)	(552,117)	14,226,784	235,691	13,947,424
Columbia Mortgage Opportunities Fund, Class I Shares	4,171,183	161,118	(55,825)	(2,226)	4,274,250	74,725	4,191,453
Columbia Multi-Asset Income Fund, Class I Shares	6,434,738	170,431	—	—	6,605,169	170,431	6,462,655
Columbia Overseas Value Fund, Class I Shares	6,435,371	472,174	(458,683)	(49,907)	6,398,955	—	5,983,290
Columbia Select Large Cap Equity Fund, Class I Shares	3,384,000	3,084	—	—	3,387,084	3,084	3,320,243
Columbia Short-Term Cash Fund	13,376,044	30,134,492	(15,073,868)	—	28,436,668	50,638	28,436,668
Columbia Total Return Bond Fund, Class I Shares	—	16,614,902	—	—	16,614,902	123,902	17,005,405

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	47,340,763	2,344,632	(6,367,186)	(44,941)	43,273,268	562,081	43,080,619
Columbia U.S. Treasury Index Fund, Class I Shares	34,603,784	1,348,436	(1,987,938)	(75,137)	33,889,145	231,750	34,533,438
Total	275,387,008	61,205,341	(62,573,888)	(1,406,116)	272,612,345	2,548,562	273,646,663

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2016.

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

ILS  Israeli Shekel

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Conservative Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	45,169,624	—	—	45,169,624
Fixed-Income Funds	179,381,927	—	—	179,381,927
Alternative Investment Funds	20,658,444	—	—	20,658,444
Common Stocks
Consumer Discretionary	331,845	645,887	—	977,732
Consumer Staples	82,200	681,567	—	763,767
Energy	73,255	240,508	—	313,763
Financials	622,266	1,167,605	—	1,789,871
Health Care	338,118	657,643	—	995,761
Industrials	345,670	689,733	—	1,035,403
Information Technology	428,736	250,911	—	679,647
Materials	107,727	393,006	—	500,733
Telecommunication Services	27,921	281,735	—	309,656
Utilities	92,967	196,717	—	289,684
Total Common Stocks	2,450,705	5,205,312	—	7,656,017
Investments measured at net asset value
Money Market Funds	—	—	—	28,436,668
Total Investments	247,660,700	5,205,312	—	281,302,680
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,083	—	4,083
Futures Contracts	1,701,566	—	—	1,701,566
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,193)	—	(1,193)
Futures Contracts	(398,116)	—	—	(398,116)
Swap Contracts	—	(96,203)	—	(96,203)
Total	248,964,150	5,111,999	—	282,512,817

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 30.5%

	Shares	Value ($)
INTERNATIONAL 8.1%
Columbia Emerging Markets Fund, Class I Shares(a)(b)	668,558	6,638,781
Columbia European Equity Fund, Class I Shares(a)	2,985,398	18,509,467
Columbia Overseas Value Fund, Class I Shares(a)	3,141,610	25,289,964
Columbia Pacific/Asia Fund, Class I Shares(a)	216,561	2,146,118
Total		52,584,330
U.S. LARGE CAP 21.3%
Columbia Contrarian Core Fund, Class I Shares(a)	997,321	22,330,006
Columbia Disciplined Core Fund, Class I Shares(a)	2,615,104	26,360,249
Columbia Disciplined Growth Fund, Class I Shares(a)	2,521,991	21,890,885
Columbia Disciplined Value Fund, Class I Shares(a)	4,089,125	37,865,299
Columbia Large Cap Growth Fund, Class I Shares(a)(b)	435,114	15,263,801
Columbia Select Large Cap Equity Fund, Class I Shares(a)	1,196,836	14,457,778
Total		138,168,018
U.S. SMALL CAP 1.1%
Columbia Disciplined Small Core Fund, Class I Shares(a)	553,837	6,967,266
Total Equity Funds (Cost: $186,538,767)		197,719,614

Fixed-Income Funds 51.7%

EMERGING MARKETS 2.2%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,256,335	14,435,283
HIGH YIELD 3.7%
Columbia Income Opportunities Fund, Class I Shares(a)	2,449,830	23,787,853
INFLATION PROTECTED SECURITIES 2.0%
Columbia Inflation Protected Securities Fund, Class I Shares(a)(b)	1,400,911	13,056,492

Fixed-Income Funds (continued)

	Shares	Value ($)
INVESTMENT GRADE 43.8%
Columbia Corporate Income Fund, Class I Shares(a)	7,611,769	77,868,395
Columbia Limited Duration Credit Fund, Class I Shares(a)	1,506,403	14,762,745
Columbia Mortgage Opportunities Fund, Class I Shares(a)	1,002,660	9,836,095
Columbia Total Return Bond Fund, Class I Shares(a)	3,483,741	32,747,169
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	16,079,582	88,759,294
Columbia U.S. Treasury Index Fund, Class I Shares(a)	5,149,925	59,687,633
Total		283,661,331
Total Fixed-Income Funds (Cost: $333,960,238)		334,940,959

Alternative Investment Funds 6.6%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	227,689	2,452,213
Columbia Adaptive Alternatives Fund, Class I Shares(a)	455,212	4,315,408
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,375,606	7,483,293
Columbia Diversified Absolute Return Fund, Class I Shares(a)	1,443,883	13,861,278
Columbia Multi-Asset Income Fund, Class I Shares(a)	1,492,508	14,537,031
Total Alternative Investment Funds (Cost: $44,044,249)		42,649,223
Common Stocks 1.9%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Bridgestone Corp.	600	20,778
Continental AG	636	133,321
Cooper Tire & Rubber Co.	842	27,778
Dana, Inc.	1,915	26,121
Drew Industries, Inc.	100	9,161
GKN PLC	6,270	24,014

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Superior Industries International, Inc.	900	27,504
Tenneco, Inc.(b)	180	10,174
Total		278,851
Automobiles 0.1%
Fuji Heavy Industries Ltd.	4,000	152,819
Mitsubishi Motors Corp.	3,400	15,849
Peugeot SA(b)	8,346	126,060
Renault SA	1,113	97,369
Total		392,097
Diversified Consumer Services —%
Capella Education Co.	444	26,582
Hotels, Restaurants & Leisure 0.1%
Bloomin' Brands, Inc.	450	8,091
Bob Evans Farms, Inc.	255	9,379
Compass Group PLC	5,158	98,026
Cracker Barrel Old Country Store, Inc.	136	21,408
Denny's Corp.(b)	1,575	17,577
Diamond Resorts International, Inc.(b)	347	10,473
Flight Centre Travel Group Ltd.	4,952	121,358
Isle of Capri Casinos, Inc.(b)	1,347	25,229
Pinnacle Entertainment, Inc.(b)	150	1,638
Ruth's Hospitality Group, Inc.	1,622	25,903
Total		339,082
Household Durables —%
Electrolux AB, Class B	1,276	34,565
Iida Group Holdings Co., Ltd.	1,500	29,697
La-Z-Boy, Inc.	165	4,986
Persimmon PLC	4,758	106,230
Total		175,478
Internet & Catalog Retail —%
PetMed Express, Inc.	598	12,397
Leisure Products —%
Smith & Wesson Holding Corp.(b)	275	8,099
Sturm Ruger & Co., Inc.	329	22,372
Total		30,471
Media —%
Gannett Co., Inc.	2,140	27,306
New York Times Co. (The), Class A	1,455	18,886

Common Stocks (continued)

Issuer	Shares	Value ($)
Nexstar Broadcasting Group, Inc., Class A	145	7,330
WPP PLC	1,187	26,674
Total		80,196
Specialty Retail —%
Abercrombie & Fitch Co., Class A	1,485	30,754
American Eagle Outfitters, Inc.	840	15,053
Cato Corp. (The), Class A	675	24,145
Children's Place, Inc. (The)	402	33,599
GNC Holdings, Inc., Class A	360	7,348
Outerwall, Inc.	690	36,335
Pier 1 Imports, Inc.	5,630	28,826
Total		176,060
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	1,195	26,995
Total Consumer Discretionary		1,538,209
CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	6,986	116,960
Koninklijke Ahold Delhaize NV	6,153	146,937
SpartanNash Co.	580	18,270
SUPERVALU, Inc.(b)	4,334	21,150
Wesfarmers Ltd.	261	8,536
Woolworths Ltd.	3,606	64,263
Total		376,116
Food Products 0.1%
Cal-Maine Foods, Inc.	615	25,769
Dean Foods Co.	1,577	29,111
Nestlé SA, Registered Shares	1,982	158,895
Sanderson Farms, Inc.	366	32,058
WH Group Ltd.	196,500	155,177
Total		401,010
Household Products —%
Reckitt Benckiser Group PLC	1,704	165,123
Svenska Cellulosa AB, Class B	1,095	32,567
Total		197,690
Personal Products —%
Unilever PLC	2,644	123,644
Usana Health Sciences, Inc.(b)	75	10,299
Total		133,943

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco —%
British American Tobacco PLC	300	19,155
Swedish Match AB	1,362	49,676
Total		68,831
Total Consumer Staples		1,177,590
ENERGY 0.1%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	2,533	27,053
Petrofac Ltd.	4,262	42,050
Total		69,103
Oil, Gas & Consumable Fuels 0.1%
BP PLC	2,810	15,874
Caltex Australia Ltd.	2,617	66,181
Idemitsu Kosan Co., Ltd.	1,800	35,241
OMV AG	2,924	77,689
PDC Energy, Inc.(b)	600	32,862
Repsol SA	830	10,463
REX American Resources Corp.(b)	499	32,834
Royal Dutch Shell PLC, Class B	4,513	119,574
Western Refining, Inc.	1,355	28,252
Total		418,970
Total Energy		488,073
FINANCIALS 0.4%
Banks 0.2%
Australia and New Zealand Banking Group Ltd.	1,214	23,885
Banc of California, Inc.	1,576	34,956
Banco Latinoamericano de Comercio Exterior SA, Class E	870	23,768
BNP Paribas SA	2,515	124,716
Central Pacific Financial Corp.	1,310	32,134
Credit Agricole SA	3,905	34,577
Customers Bancorp, Inc.(b)	1,046	26,924
Danske Bank A/S	4,699	127,688
FCB Financial Holdings, Inc., Class A(b)	145	5,071
First BanCorp(b)	1,375	6,311
First NBC Bank Holding Co.(b)	890	16,937
Fulton Financial Corp.	1,090	14,879
Great Western Bancorp, Inc.	275	9,122

Common Stocks (continued)

Issuer	Shares	Value ($)
Hope Bancorp, Inc.	1,653	25,407
HSBC Holdings PLC	31,161	204,179
ING Groep NV	913	10,207
International Bancshares Corp.	960	26,323
Intesa Sanpaolo SpA	52,024	114,581
Societe Generale SA	3,403	116,248
Sumitomo Mitsui Financial Group, Inc.	1,650	52,304
Westpac Banking Corp.	7,051	166,843
Total		1,197,060
Capital Markets —%
Arlington Asset Investment Corp., Class A	1,368	19,056
Cowen Group, Inc., Class A(b)	1,379	4,303
KCG Holdings, Inc., Class A(b)	1,876	28,384
Piper Jaffray Companies(b)	95	3,927
Total		55,670
Consumer Finance —%
Nelnet, Inc., Class A	750	30,308
Diversified Financial Services —%
Cardtronics PLC, Class A(b)	165	7,258
Insurance 0.1%
Allianz SE, Registered Shares	1,070	153,480
American Equity Investment Life Holding Co.	1,406	22,397
AXA SA	2,589	52,767
Employers Holdings, Inc.	115	3,280
Hannover Rueckversicherung AG	92	9,413
Heritage Insurance Holdings, Inc.	1,440	17,842
Maiden Holdings Ltd.	2,245	31,363
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	709	118,265
National General Holdings Corp.	410	8,458
NN Group NV	4,681	126,255
Swiss Re AG	1,576	132,282
Universal Insurance Holdings, Inc.	1,536	33,393
Total		709,195
Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real Estate Finance, Inc.	190	3,088
Armada Hoffler Properties, Inc.	530	7,934
Ashford Hospitality Prime, Inc.	710	10,678

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
CBL & Associates Properties, Inc.	2,500	30,725
Chesapeake Lodging Trust	390	9,855
Coresite Realty Corp.	422	34,828
CubeSmart	220	6,536
CYS Investments, Inc.	3,950	35,352
Invesco Mortgage Capital, Inc.	1,030	14,832
Lexington Realty Trust	425	4,620
Mack-Cali Realty Corp.	1,280	36,096
National Health Investors, Inc.	112	8,800
National Storage Affiliates Trust	700	14,959
PS Business Parks, Inc.	288	31,936
RLJ Lodging Trust	1,035	24,571
Ryman Hospitality Properties, Inc.	260	14,622
Select Income REIT	650	18,044
Sovran Self Storage, Inc.	64	6,552
STORE Capital Corp.	220	6,862
Summit Hotel Properties, Inc.	2,370	33,607
Sunstone Hotel Investors, Inc.	878	11,677
WP Glimcher, Inc.	2,720	34,490
Total		400,664
Real Estate Management & Development —%
Wharf Holdings Ltd. (The)	10,551	72,918
Wheelock & Co., Ltd.	28,000	150,147
Total		223,065
Thrifts & Mortgage Finance —%
BofI Holding, Inc.(b)	1,570	26,407
Essent Group Ltd.(b)	560	13,418
Flagstar Bancorp, Inc.(b)	1,140	30,107
HomeStreet, Inc.(b)	445	9,924
MGIC Investment Corp.(b)	4,330	31,133
Radian Group, Inc.	2,645	34,120
Walker & Dunlop, Inc.(b)	1,000	23,670
Washington Federal, Inc.	1,375	34,375
Total		203,154
Total Financials		2,826,374
HEALTH CARE 0.2%
Biotechnology —%
ACADIA Pharmaceuticals, Inc.(b)	320	11,853
Acorda Therapeutics, Inc.(b)	515	13,019

Common Stocks (continued)

Issuer	Shares	Value ($)
Alder Biopharmaceuticals, Inc.(b)	460	14,766
AMAG Pharmaceuticals, Inc.(b)	410	10,877
ARIAD Pharmaceuticals, Inc.(b)	920	8,749
Arrowhead Pharmaceuticals, Inc.(b)	1,900	11,324
Dynavax Technologies Corp.(b)	725	11,187
Insys Therapeutics, Inc.(b)	925	14,476
Keryx Biopharmaceuticals, Inc.(b)	2,620	19,283
Ligand Pharmaceuticals, Inc.(b)	170	22,930
Novavax, Inc.(b)	1,655	12,115
Sage Therapeutics, Inc.(b)	170	7,626
Spark Therapeutics, Inc.(b)	275	15,933
TESARO, Inc.(b)	165	15,385
Ultragenyx Pharmaceutical, Inc.(b)	200	12,656
Total		202,179
Health Care Equipment & Supplies —%
Analogic Corp.	348	29,239
Globus Medical, Inc., Class A(b)	560	12,852
Halyard Health, Inc.(b)	280	9,685
Masimo Corp.(b)	320	16,951
Merit Medical Systems, Inc.(b)	684	16,033
OraSure Technologies, Inc.(b)	1,550	10,571
Orthofix International NV(b)	645	30,573
Total		125,904
Health Care Providers & Services —%
Alfresa Holdings Corp.	6,100	133,730
Magellan Health, Inc.(b)	419	28,689
Molina Healthcare, Inc.(b)	556	31,586
Owens & Minor, Inc.	555	19,819
Triple-S Management Corp., Class B(b)	1,020	25,347
WellCare Health Plans, Inc.(b)	42	4,486
Total		243,657
Life Sciences Tools & Services —%
Cambrex Corp.(b)	176	9,224
INC Research Holdings, Inc. Class A(b)	691	30,757
Pra Health Sciences, Inc.(b)	611	28,338
Total		68,319
Pharmaceuticals 0.2%
AstraZeneca PLC	223	14,898
Bayer AG, Registered Shares	1,182	127,152
GlaxoSmithKline PLC	9,042	201,997

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Impax Laboratories, Inc.(b)	1,040	32,677
Novo Nordisk A/S, Class B	279	15,897
Roche Holding AG, Genusschein Shares	857	218,848
Sanofi	2,176	185,255
Supernus Pharmaceuticals, Inc.(b)	975	21,664
Teva Pharmaceutical Industries Ltd.	1,976	108,152
Total		926,540
Total Health Care		1,566,599
INDUSTRIALS 0.3%
Air Freight & Logistics —%
Royal Mail PLC	12,240	82,534
Airlines 0.1%
Hawaiian Holdings, Inc.(b)	770	35,058
Japan Airlines Co., Ltd.	3,500	107,901
Qantas Airways Ltd.	25,643	61,567
Total		204,526
Building Products —%
Continental Building Product(b)	1,315	30,837
Gibraltar Industries, Inc.(b)	405	14,289
NCI Building Systems, Inc.(b)	1,460	23,681
Universal Forest Products, Inc.	367	39,680
Total		108,487
Commercial Services & Supplies —%
Brady Corp., Class A	570	18,320
Knoll, Inc.	150	3,787
Quad/Graphics, Inc.	1,333	33,805
Tetra Tech, Inc.	706	23,249
Total		79,161
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	4,163	119,381
Comfort Systems U.S.A., Inc.	60	1,823
EMCOR Group, Inc.	580	32,306
Leighton Holdings Ltd.	5,288	117,611
Skanska AB, Class B	5,436	115,555
VINCI SA	1,749	132,751
Total		519,427

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment —%
EnerSys	532	33,170
OSRAM Licht AG	681	35,396
Total		68,566
Machinery —%
Briggs & Stratton Corp.	1,020	23,185
Energy Recovery, Inc.(b)	1,575	16,852
Global Brass & Copper Holdings, Inc.	815	23,081
Greenbrier Companies, Inc. (The)	930	30,532
KONE OYJ, Class B	595	30,127
Mueller Industries, Inc.	505	17,190
Wabash National Corp.(b)	2,214	32,059
Total		173,026
Marine —%
Kuehne & Nagel International AG	308	43,219
Matson, Inc.	365	13,640
Total		56,859
Professional Services —%
Huron Consulting Group, Inc.(b)	465	28,584
RPX Corp.(b)	2,590	26,081
Total		54,665
Road & Rail —%
ArcBest Corp.	820	15,342
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	655	30,752
ITOCHU Corp.	9,500	107,709
MRC Global, Inc.(b)	2,099	27,770
Sumitomo Corp.	9,600	100,696
Total		266,927
Total Industrials		1,629,520
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
NETGEAR, Inc.(b)	689	35,435
Electronic Equipment, Instruments & Components —%
Benchmark Electronics, Inc.(b)	1,390	32,582
Insight Enterprises, Inc.(b)	537	14,284
InvenSense, Inc.(b)	909	6,163

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MTS Systems Corp.	485	23,004
Sanmina Corp.(b)	1,070	27,114
SYNNEX Corp.	351	35,286
Tech Data Corp.(b)	438	34,133
Total		172,566
Internet Software & Services 0.1%
EarthLink Holdings Corp.	4,580	31,053
j2 Global, Inc.	294	19,651
LogMeIn, Inc.(b)	240	20,618
Mixi, Inc.	3,100	111,052
RetailMeNot, Inc.(b)	3,109	25,960
Web.com Group, Inc.(b)	155	2,923
Total		211,257
IT Services —%
CSG Systems International, Inc.	490	19,727
EVERTEC, Inc.	1,642	28,243
NeuStar, Inc., Class A(b)	1,207	30,404
Sykes Enterprises, Inc.(b)	715	21,943
Syntel, Inc.(b)	195	8,836
Total		109,153
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	4,880	30,695
Diodes, Inc.(b)	399	7,385
Entegris, Inc.(b)	1,515	25,891
Silicon Laboratories, Inc.(b)	110	5,861
Synaptics, Inc.(b)	607	31,534
Xcerra Corp.(b)	2,358	14,384
Total		115,750
Software 0.1%
Aspen Technology, Inc.(b)	910	38,120
AVG Technologies NV(b)	1,030	25,472
Check Point Software Technologies Ltd.(b)	500	38,440
Konami Holdings Corp.	3,700	143,455
Mentor Graphics Corp.	1,420	30,331
MicroStrategy, Inc., Class A(b)	60	10,493
Qualys, Inc.(b)	510	16,009
RealPage, Inc.(b)	440	11,066
VASCO Data Security International, Inc.(b)	595	9,943
Total		323,329

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals —%
Seiko Epson Corp.	7,500	131,959
Total Information Technology		1,099,449
MATERIALS 0.1%
Chemicals 0.1%
BASF SE	649	50,979
Chemtura Corp.(b)	955	26,826
Hitachi Chemical Co., Ltd.	500	10,429
Innophos Holdings, Inc.	105	4,521
Innospec, Inc.	570	28,654
Johnson Matthey PLC	185	8,021
Mitsubishi Chemical Holdings Corp.	26,000	140,439
Rayonier Advanced Materials, Inc.	910	12,531
Trinseo SA	635	31,617
Total		314,017
Construction Materials —%
Fletcher Building Ltd.	3,670	25,690
US Concrete, Inc.(b)	458	29,541
Total		55,231
Metals & Mining —%
Carpenter Technology Corp.	375	14,719
Commercial Metals Co.	255	4,218
Materion Corp.	240	6,338
Norsk Hydro ASA	10,884	46,479
Rio Tinto PLC	5,025	163,698
Schnitzer Steel Industries, Inc., Class A	1,040	20,270
Total		255,722
Paper & Forest Products —%
UPM-Kymmene OYJ	7,597	156,534
Total Materials		781,504
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
General Communication, Inc., Class A(b)	1,465	22,547
Nippon Telegraph & Telephone Corp.	3,500	166,319
Telefonica SA	2,705	26,516
Telenor ASA	4,069	67,952
Telstra Corp., Ltd.	13,980	61,318
Total		344,652

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	4,000	108,657
Shenandoah Telecommunications Co.	585	24,032
Total		132,689
Total Telecommunication Services		477,341
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	9,000	132,225
Endesa SA	1,904	40,008
IDACORP, Inc.	409	33,068
Portland General Electric Co.	251	10,961
Tokyo Electric Power Co. Holdings, Inc.(b)	23,700	92,958
Total		309,220
Gas Utilities —%
Chesapeake Utilities Corp.	405	25,948
Northwest Natural Gas Co.	180	11,689
Southwest Gas Corp.	500	38,750
Total		76,387

Common Stocks (continued)

Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
Meridian Energy Ltd.	17,444	35,280
Ormat Technologies, Inc.	100	4,564
Total		39,844
Water Utilities —%
SJW Corp.	685	29,016
Total Utilities		454,467
Total Common Stocks (Cost: $11,834,748)		12,039,126

Money Market Funds 8.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.439%(a)(c)	56,514,347	56,514,347
Total Money Market Funds (Cost: $56,514,347)		56,514,347
Total Investments (Cost: $632,892,349)		643,863,269
Other Assets & Liabilities, Net		3,589,171
Net Assets		647,452,440

At July 31, 2016, cash totaling $3,482,479 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	09/08/2016	54,000	AUD	41,011	USD	27	—
Barclays	09/08/2016	26,000	AUD	19,420	USD	—	(313)
Barclays	09/08/2016	55,000	EUR	61,043	USD	—	(540)
Barclays	09/08/2016	332,000	ILS	86,136	USD	—	(984)
Barclays	09/08/2016	344,000	NOK	40,910	USD	135	—
Barclays	09/08/2016	34,000	NZD	24,662	USD	151	—
Barclays	09/08/2016	164,330	USD	161,000	CHF	2,148	—
Barclays	09/08/2016	138,253	USD	105,000	GBP	796	—
Barclays	09/08/2016	72,200	USD	7,611,000	JPY	2,493	—
Barclays	09/08/2016	115,080	USD	155,000	SGD	497	—
Total						6,247	(1,837)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	17	USD	2,068,900	09/2016	123,632	—
S&P 500 E-mini	92	USD	9,973,720	09/2016	529,175	—
S&P Mid 400 E-mini	20	USD	3,113,800	09/2016	159,951	—
TOPIX Index	38	JPY	4,947,616	09/2016	58,202	—
U.S. Long Bond	114	USD	19,885,875	09/2016	1,317,903	—
U.S. Treasury 10-Year Note	92	USD	12,240,312	09/2016	314,638	—
U.S. Ultra Bond	88	USD	16,766,750	09/2016	1,388,574	—
mini MSCI Emerging Markets Index	80	USD	3,526,000	09/2016	338,218	—
Total			72,522,973		4,230,293	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(202)	EUR	(6,736,691)	09/2016	—	(371,405)
FTSE 100 Index	(75)	GBP	(6,627,009)	09/2016	—	(444,389)
S&P/TSE 60 Index	(15)	CAD	(1,942,940)	09/2016	—	(83,455)
Total			(15,306,640)		—	(899,249)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	3,167,000	—	(66,921)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	20,500,000	—	(114,892)
Total						—	(181,813)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,312,999	50,326	(38,880)	2,577	2,327,022	—	—	2,452,213
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	—	4,315,408
Columbia Commodity Strategy Fund, Class I Shares	—	7,900,842	—	—	7,900,842	—	—	7,483,293
Columbia Contrarian Core Fund, Class I Shares	18,072,525	154,059	(1,435,951)	534,011	17,324,644	—	—	22,330,006
Columbia Corporate Income Fund, Class I Shares	116,998,944	1,632,705	(40,282,156)	(631,893)	77,717,600	—	1,479,002	77,868,395
Columbia Disciplined Core Fund, Class I Shares	19,537,469	277,637	(691,456)	318,589	19,442,239	—	—	26,360,249
Columbia Disciplined Growth Fund, Class I Shares	22,209,200	272,881	(1,024,242)	19,134	21,476,973	—	—	21,890,885
Columbia Disciplined Small Core Fund, Class I Shares	13,446,135	313,308	(3,667,309)	(1,642,982)	8,449,152	—	—	6,967,266
Columbia Disciplined Value Fund, Class I Shares	39,355,846	251,072	(2,330,504)	(74,341)	37,202,073	—	—	37,865,299
Columbia Diversified Absolute Return Fund, Class I Shares	14,459,667	230,893	(258,919)	(9,313)	14,422,328	—	—	13,861,278
Columbia Emerging Markets Bond Fund, Class I Shares	15,266,130	233,214	(1,137,239)	(59,748)	14,302,357	—	159,562	14,435,283
Columbia Emerging Markets Fund, Class I Shares	—	6,399,999	(140,865)	3,532	6,262,666	—	—	6,638,781
Columbia European Equity Fund, Class I Shares	20,178,317	625,304	(755,702)	44,865	20,092,784	—	—	18,509,467
Columbia Income Opportunities Fund, Class I Shares	31,570,747	998,812	(8,586,060)	154,629	24,138,128	—	763,112	23,787,853
Columbia Inflation Protected Securities Fund, Class I Shares	15,253,899	83,574	(1,241,300)	(205,727)	13,890,446	—	—	13,056,492
Columbia Large Cap Growth Fund, Class I Shares	12,647,910	328,303	(825,597)	282,056	12,432,672	—	—	15,263,801
Columbia Limited Duration Credit Fund, Class I Shares	44,588,348	479,157	(29,754,694)	(284,815)	15,027,996	—	325,613	14,762,745
Columbia Mortgage Opportunities Fund, Class I Shares	10,059,942	264,701	(280,419)	(9,598)	10,034,626	—	178,076	9,836,095

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Multi-Asset Income Fund, Class I Shares	14,474,235	383,366	—	—	14,857,601	—	383,366	14,537,031
Columbia Overseas Value Fund, Class I Shares	27,926,738	399,948	(980,300)	(104,838)	27,241,548	—	—	25,289,964
Columbia Pacific/ Asia Fund, Class I Shares	1,809,949	153,029	(19,587)	142	1,943,533	—	6,436	2,146,118
Columbia Select Large Cap Equity Fund, Class I Shares	14,657,055	13,428	—	—	14,670,483	—	13,428	14,457,778
Columbia Short-Term Cash Fund	22,212,738	70,399,702	(36,098,093)	—	56,514,347	—	99,567	56,514,347
Columbia Total Return Bond Fund, Class I Shares	—	31,976,925	—	—	31,976,925	—	252,925	32,747,169
Columbia U.S. Government Mortgage Fund, Class I Shares	95,197,485	2,250,069	(8,229,404)	(62,547)	89,155,603	—	1,135,348	88,759,294
Columbia U.S. Treasury Index Fund, Class I Shares	59,802,234	1,122,541	(3,105,960)	(102,258)	57,716,557	—	405,365	59,687,633
Total	636,574,968	127,195,795	(140,884,637)	(1,828,525)	621,057,601	—	5,201,800	631,824,143

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2016.

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

ILS  Israeli Shekel

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	197,719,614	—	—	197,719,614
Fixed-Income Funds	334,940,959	—	—	334,940,959
Alternative Investment Funds	42,649,223	—	—	42,649,223
Common Stocks
Consumer Discretionary	551,449	986,760	—	1,538,209
Consumer Staples	136,657	1,040,933	—	1,177,590
Energy	121,001	367,072	—	488,073
Financials	1,035,619	1,790,755	—	2,826,374
Health Care	560,670	1,005,929	—	1,566,599
Industrials	575,073	1,054,447	—	1,629,520
Information Technology	712,983	386,466	—	1,099,449
Materials	179,235	602,269	—	781,504
Telecommunication Services	46,579	430,762	—	477,341
Utilities	153,996	300,471	—	454,467
Total Common Stocks	4,073,262	7,965,864	—	12,039,126
Investments measured at net asset value
Money Market Funds	—	—	—	56,514,347
Total Investments	579,383,058	7,965,864	—	643,863,269
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	6,247		6,247
Futures Contracts	4,230,293	—	—	4,230,293
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,837)	—	(1,837)
Futures contracts	(899,249)	—		(899,249)
Swap Contracts	—	(181,813)	—	(181,813)
Total	582,714,102	7,788,461	—	647,016,910

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 44.2%

	Shares	Value ($)
INTERNATIONAL 12.4%
Columbia Emerging Markets Fund, Class I Shares(a)(b)	3,247,378	32,246,466
Columbia European Equity Fund, Class I Shares(a)	9,943,699	61,650,930
Columbia Overseas Value Fund, Class I Shares(a)	7,164,082	57,670,858
Columbia Pacific/Asia Fund, Class I Shares(a)	4,368,771	43,294,523
Total		194,862,777
U.S. LARGE CAP 30.4%
Columbia Contrarian Core Fund, Class I Shares(a)	3,616,130	80,965,150
Columbia Disciplined Core Fund, Class I Shares(a)	6,585,698	66,383,831
Columbia Disciplined Growth Fund, Class I Shares(a)	7,863,226	68,252,798
Columbia Disciplined Value Fund, Class I Shares(a)	10,751,177	99,555,904
Columbia Large Cap Growth Fund, Class I Shares(a)(b)	651,163	22,842,806
Columbia Select Large Cap Equity Fund, Class I Shares(a)	5,341,117	64,520,693
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,453,822	41,420,515
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,515,507	34,780,895
Total		478,722,592
U.S. SMALL CAP 1.4%
Columbia Disciplined Small Core Fund, Class I Shares(a)	1,752,554	22,047,136
Total Equity Funds (Cost: $631,329,609)		695,632,505

Fixed-Income Funds 43.6%

EMERGING MARKETS 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,454,047	28,197,005
HIGH YIELD 6.9%
Columbia High Yield Bond Fund, Class I Shares(a)	2,707,428	7,824,467

Fixed-Income Funds (continued)

	Shares	Value ($)
Columbia Income Opportunities Fund, Class I Shares(a)	10,442,211	101,393,865
Total		109,218,332
INFLATION PROTECTED SECURITIES 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares(a)(b)	1,664,570	15,513,793
INVESTMENT GRADE 33.9%
Columbia Corporate Income Fund, Class I Shares(a)	12,574,017	128,632,197
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,479,271	34,096,855
Columbia Mortgage Opportunities Fund, Class I Shares(a)	2,654,153	26,037,242
Columbia Total Return Bond Fund, Class I Shares(a)	20,981,019	197,221,576
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	17,934,525	98,998,576
Columbia U.S. Treasury Index Fund, Class I Shares(a)	4,230,687	49,033,660
Total		534,020,106
Total Fixed-Income Funds (Cost: $685,080,294)		686,949,236

Alternative Investment Funds 5.8%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	812,871	8,754,615
Columbia Adaptive Alternatives Fund, Class I Shares(a)	455,212	4,315,408
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	3,927,964	21,368,125
Columbia Diversified Absolute Return Fund, Class I Shares(a)	3,054,659	29,324,730
Columbia Multi-Asset Income Fund, Class I Shares(a)	2,763,952	26,920,895
Total Alternative Investment Funds (Cost: $93,384,932)		90,683,773

Common Stocks 1.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	4,145	136,744
Dana, Inc.	9,460	129,034

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Drew Industries, Inc.	490	44,889
Magna International, Inc.	972	37,446
Superior Industries International, Inc.	4,425	135,228
Tenneco, Inc.(b)	875	49,455
Total		532,796
Automobiles —%
Fuji Heavy Industries Ltd.	4,000	152,819
Mitsubishi Motors Corp.	1,600	7,459
Peugeot SA(b)	8,618	130,168
Renault SA	478	41,817
Total		332,263
Diversified Consumer Services —%
Capella Education Co.	2,187	130,936
New Oriental Education & Technology Group, Inc., ADR	2,700	118,962
Total		249,898
Hotels, Restaurants & Leisure 0.1%
Bloomin' Brands, Inc.	2,250	40,455
Bob Evans Farms, Inc.	1,255	46,159
Compass Group PLC	1,411	26,816
Cracker Barrel Old Country Store, Inc.	670	105,465
Denny's Corp.(b)	7,710	86,043
Diamond Resorts International, Inc.(b)	1,720	51,909
Flight Centre Travel Group Ltd.	2,798	68,570
Isle of Capri Casinos, Inc.(b)	6,650	124,554
Pinnacle Entertainment, Inc.(b)	740	8,081
Ruth's Hospitality Group, Inc.	7,970	127,281
Total		685,333
Household Durables —%
Iida Group Holdings Co., Ltd.	1,900	37,616
La-Z-Boy, Inc.	825	24,931
Persimmon PLC	6,573	146,753
Total		209,300
Internet & Catalog Retail —%
PetMed Express, Inc.	2,945	61,050
Leisure Products —%
Sankyo Co., Ltd.	3,200	116,511
Smith & Wesson Holding Corp.(b)	1,355	39,905
Sturm Ruger & Co., Inc.	1,620	110,160
Total		266,576

Common Stocks (continued)

Issuer	Shares	Value ($)
Media —%
Gannett Co., Inc.	10,550	134,618
New York Times Co. (The), Class A	7,205	93,521
Nexstar Broadcasting Group, Inc., Class A	715	36,143
Total		264,282
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	7,335	151,908
American Eagle Outfitters, Inc.	4,150	74,368
Cato Corp. (The), Class A	3,320	118,756
Children's Place, Inc. (The)	1,970	164,653
GNC Holdings, Inc., Class A	1,775	36,228
JUMBO SA	6,809	80,464
Outerwall, Inc.	3,410	179,570
Pier 1 Imports, Inc.	27,700	141,824
Total		947,771
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	5,900	133,281
Total Consumer Discretionary		3,682,550
CONSUMER STAPLES 0.1%
Beverages —%
Ambev SA	27,000	156,134
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	2,144	96,932
Jeronimo Martins SGPS SA	2,980	49,891
Koninklijke Ahold Delhaize NV	6,252	149,301
SpartanNash Co.	2,860	90,090
SUPERVALU, Inc.(b)	21,335	104,115
Wal-Mart de Mexico SAB de CV, Class V	38,488	87,855
Total		578,184
Food Products —%
Cal-Maine Foods, Inc.	3,025	126,747
Dean Foods Co.	7,780	143,619
Sanderson Farms, Inc.	1,805	158,100
WH Group Ltd.	159,000	125,563
Total		554,029
Household Products —%
Reckitt Benckiser Group PLC	722	69,964
Svenska Cellulosa AB, Class B	2,658	79,054
Total		149,018

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products —%
Usana Health Sciences, Inc.(b)	370	50,808
Tobacco —%
British American Tobacco PLC	1,509	96,350
Total Consumer Staples		1,584,523
ENERGY 0.1%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	12,500	133,500
Petrofac Ltd.	719	7,094
Total		140,594
Oil, Gas & Consumable Fuels 0.1%
BP PLC	5,309	29,991
China Petroleum & Chemical Corp., Class H	38,000	27,253
ENI SpA	4,101	62,722
PDC Energy, Inc.(b)	2,950	161,571
Polski Koncern Naftowy Orlen SA	2,008	32,179
PT United Tractors Tbk	55,800	67,253
PTT PCL, Foreign Registered Shares	9,500	90,896
REX American Resources Corp.(b)	2,450	161,210
S-Oil Corp.	1,608	110,724
SK Innovation Co., Ltd.	998	131,515
Western Refining, Inc.	6,650	138,653
Total		1,013,967
Total Energy		1,154,561
FINANCIALS 0.5%
Banks 0.2%
Banc of California, Inc.	7,755	172,006
Banco Latinoamericano de Comercio Exterior SA, Class E	4,290	117,203
Banco Santander Brasil SA	26,245	165,529
Bank of China Ltd., Class H	208,000	85,873
Bank of Montreal	1,608	103,082
BNP Paribas SA	1,267	62,829
Canadian Imperial Bank of Commerce	1,900	144,343
Central Pacific Financial Corp.	6,440	157,973
Credit Agricole SA	8,660	76,681
Customers Bancorp, Inc.(b)	5,150	132,561
Erste Group Bank AG	1,481	39,250
FCB Financial Holdings, Inc., Class A(b)	725	25,353

Common Stocks (continued)

Issuer	Shares	Value ($)
First BanCorp(b)	7,275	33,392
First NBC Bank Holding Co.(b)	4,370	83,161
Fulton Financial Corp.	5,400	73,710
Great Western Bancorp, Inc.	1,350	44,779
Hope Bancorp, Inc.	8,145	125,189
HSBC Holdings PLC	28,872	189,181
International Bancshares Corp.	4,740	129,971
Intesa Sanpaolo SpA	46,588	102,608
Royal Bank of Canada	2,022	123,257
Societe Generale SA	1,754	59,918
Sumitomo Mitsui Financial Group, Inc.	1,400	44,379
Toronto-Dominion Bank (The)	400	17,429
Woori Finance Holdings Co., Ltd.	2,170	19,581
Total		2,329,238
Capital Markets —%
Arlington Asset Investment Corp., Class A	6,770	94,306
Cowen Group, Inc., Class A(b)	6,650	20,748
KCG Holdings, Inc., Class A(b)	9,200	139,196
Piper Jaffray Companies(b)	475	19,637
Total		273,887
Consumer Finance —%
Nelnet, Inc., Class A	3,650	147,496
Diversified Financial Services —%
Cardtronics PLC, Class A(b)	825	36,292
Insurance 0.1%
Allianz SE, Registered Shares	1,110	159,218
American Equity Investment Life Holding Co.	6,914	110,140
Employers Holdings, Inc.	565	16,114
Heritage Insurance Holdings, Inc.	7,060	87,473
Maiden Holdings Ltd.	11,080	154,788
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	548	91,409
National General Holdings Corp.	2,050	42,291
NN Group NV	4,797	129,384
Power Corp. of Canada	4,760	103,683
Swiss Re AG	1,543	129,512
Universal Insurance Holdings, Inc.	7,567	164,507
Total		1,188,519

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real Estate Finance, Inc.	950	15,438
Armada Hoffler Properties, Inc.	2,600	38,922
Ashford Hospitality Prime, Inc.	3,500	52,640
CBL & Associates Properties, Inc.	12,300	151,167
Chesapeake Lodging Trust	1,925	48,645
Coresite Realty Corp.	2,085	172,075
CubeSmart	1,100	32,681
CYS Investments, Inc.	19,400	173,630
Invesco Mortgage Capital, Inc.	5,050	72,720
Lexington Realty Trust	2,100	22,827
Mack-Cali Realty Corp.	6,300	177,660
National Health Investors, Inc.	550	43,214
National Storage Affiliates Trust	3,450	73,726
PS Business Parks, Inc.	1,418	157,242
RLJ Lodging Trust	5,100	121,074
Ryman Hospitality Properties, Inc.	1,285	72,268
Select Income REIT	3,200	88,832
Sovran Self Storage, Inc.	320	32,758
STORE Capital Corp.	1,075	33,529
Summit Hotel Properties, Inc.	11,600	164,488
Sunstone Hotel Investors, Inc.	4,319	57,443
WP Glimcher, Inc.	13,400	169,912
Total		1,972,891
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	93,600	142,044
Wheelock & Co., Ltd.	19,397	104,015
Total		246,059
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc.(b)	7,735	130,103
Essent Group Ltd.(b)	2,750	65,890
Flagstar Bancorp, Inc.(b)	5,600	147,896
HomeStreet, Inc.(b)	2,180	48,614
MGIC Investment Corp.(b)	21,300	153,147
Radian Group, Inc.	13,050	168,345
Walker & Dunlop, Inc.(b)	4,950	117,166
Washington Federal, Inc.	6,675	166,875
Total		998,036
Total Financials		7,192,418

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 0.2%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	1,580	58,523
Acorda Therapeutics, Inc.(b)	2,530	63,959
Alder Biopharmaceuticals, Inc.(b)	2,295	73,670
AMAG Pharmaceuticals, Inc.(b)	2,020	53,591
ARIAD Pharmaceuticals, Inc.(b)	5,240	49,832
Arrowhead Pharmaceuticals, Inc.(b)	9,700	57,812
Dynavax Technologies Corp.(b)	3,445	53,156
Insys Therapeutics, Inc.(b)	4,565	71,442
Keryx Biopharmaceuticals, Inc.(b)	12,905	94,981
Ligand Pharmaceuticals, Inc.(b)	850	114,648
Novavax, Inc.(b)	8,190	59,951
Sage Therapeutics, Inc.(b)	845	37,907
Spark Therapeutics, Inc.(b)	1,345	77,929
TESARO, Inc.(b)	800	74,592
Ultragenyx Pharmaceutical, Inc.(b)	980	62,014
Total		1,004,007
Health Care Equipment & Supplies —%
Analogic Corp.	1,710	143,674
Globus Medical, Inc., Class A(b)	2,750	63,113
Halyard Health, Inc.(b)	1,375	47,561
Masimo Corp.(b)	1,590	84,222
Merit Medical Systems, Inc.(b)	3,355	78,641
OraSure Technologies, Inc.(b)	7,700	52,514
Orthofix International NV(b)	3,175	150,495
Total		620,220
Health Care Providers & Services —%
Alfresa Holdings Corp.	2,900	63,576
Magellan Health, Inc.(b)	2,070	141,733
Molina Healthcare, Inc.(b)	2,730	155,091
Owens & Minor, Inc.	2,742	97,917
Sinopharm Group Co. Class H	1,600	7,773
Triple-S Management Corp., Class B(b)	5,035	125,120
WellCare Health Plans, Inc.(b)	210	22,428
Total		613,638
Life Sciences Tools & Services —%
Cambrex Corp.(b)	865	45,335
INC Research Holdings, Inc. Class A(b)	3,406	151,601

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pra Health Sciences, Inc.(b)	3,010	139,604
Total		336,540
Pharmaceuticals 0.1%
GlaxoSmithKline PLC	4,410	98,519
Impax Laboratories, Inc.(b)	5,125	161,027
Novo Nordisk A/S, Class B	2,211	125,976
Roche Holding AG, Genusschein Shares	826	210,932
Sanofi	2,018	171,804
Supernus Pharmaceuticals, Inc.(b)	4,795	106,545
Teva Pharmaceutical Industries Ltd.	2,124	116,252
Total		991,055
Total Health Care		3,565,460
INDUSTRIALS 0.2%
Air Freight & Logistics —%
Royal Mail PLC	17,293	116,606
Airlines —%
Hawaiian Holdings, Inc.(b)	3,790	172,559
Japan Airlines Co., Ltd.	3,900	120,232
Qantas Airways Ltd.	8,984	21,570
Total		314,361
Building Products —%
Continental Building Product(b)	6,465	151,604
Gibraltar Industries, Inc.(b)	2,000	70,560
NCI Building Systems, Inc.(b)	7,150	115,973
Universal Forest Products, Inc.	1,810	195,697
Total		533,834
Commercial Services & Supplies —%
Brady Corp., Class A	2,800	89,992
Knoll, Inc.	750	18,938
Quad/Graphics, Inc.	6,590	167,122
Tetra Tech, Inc.	3,490	114,926
Total		390,978
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,549	44,420
China Railway Construction Corp., Ltd., Class H	60,500	72,939
Comfort Systems U.S.A., Inc.	310	9,418
EMCOR Group, Inc.	2,875	160,137

Common Stocks (continued)

Issuer	Shares	Value ($)
Leighton Holdings Ltd.	5,528	122,949
Sinopec Engineering Group Co., Ltd., Class H	26,000	22,743
Skanska AB, Class B	2,006	42,642
Taisei Corp.	3,000	26,980
VINCI SA	2,055	155,977
Total		658,205
Electrical Equipment —%
EnerSys	2,610	162,734
OSRAM Licht AG	1,494	77,652
Prysmian SpA	2,402	56,179
Total		296,565
Machinery 0.1%
Briggs & Stratton Corp.	5,000	113,650
Energy Recovery, Inc.(b)	7,800	83,460
Global Brass & Copper Holdings, Inc.	4,000	113,280
Greenbrier Companies, Inc. (The)	4,575	150,197
KONE OYJ, Class B	185	9,367
Mueller Industries, Inc.	2,475	84,249
Wabash National Corp.(b)	10,930	158,267
Total		712,470
Marine —%
Matson, Inc.	1,815	67,827
Professional Services —%
Huron Consulting Group, Inc.(b)	2,300	141,381
RPX Corp.(b)	12,760	128,493
Total		269,874
Road & Rail —%
ArcBest Corp.	4,070	76,150
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	3,220	151,179
ITOCHU Corp.	3,900	44,218
MRC Global, Inc.(b)	10,335	136,732
Total		332,129
Total Industrials		3,768,999
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
NETGEAR, Inc.(b)	3,390	174,348

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.(b)	6,800	159,392
Hon Hai Precision Industry Co., Ltd.	60,000	165,576
Insight Enterprises, Inc.(b)	2,645	70,357
InvenSense, Inc.(b)	4,470	30,307
MTS Systems Corp.	2,395	113,595
Sanmina Corp.(b)	5,265	133,415
SYNNEX Corp.	1,730	173,917
Tech Data Corp.(b)	2,155	167,939
Total		1,014,498
Internet Software & Services 0.1%
EarthLink Holdings Corp.	22,550	152,889
j2 Global, Inc.	1,445	96,584
LogMeIn, Inc.(b)	1,180	101,374
Mixi, Inc.	3,600	128,963
NetEase, Inc., ADR	900	183,843
RetailMeNot, Inc.(b)	15,290	127,671
Web.com Group, Inc.(b)	775	14,617
Total		805,941
IT Services —%
CSG Systems International, Inc.	2,400	96,624
EVERTEC, Inc.	8,085	139,062
NeuStar, Inc., Class A(b)	5,940	149,629
Sykes Enterprises, Inc.(b)	3,525	108,182
Syntel, Inc.(b)	950	43,044
Total		536,541
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	24,070	151,400
Diodes, Inc.(b)	1,990	36,835
Entegris, Inc.(b)	7,435	127,064
Silicon Laboratories, Inc.(b)	545	29,038
Synaptics, Inc.(b)	3,010	156,369
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	129,640
Xcerra Corp.(b)	11,605	70,791
Total		701,137
Software 0.1%
Aspen Technology, Inc.(b)	4,495	188,295
AVG Technologies NV(b)	5,090	125,876
Check Point Software Technologies Ltd.(b)	100	7,688

Common Stocks (continued)

Issuer	Shares	Value ($)
Mentor Graphics Corp.	6,980	149,093
MicroStrategy, Inc., Class A(b)	295	51,593
Qualys, Inc.(b)	2,500	78,475
RealPage, Inc.(b)	2,150	54,072
VASCO Data Security International, Inc.(b)	2,900	48,459
Total		703,551
Technology Hardware, Storage & Peripherals —%
Foxconn Technology Co., Ltd.	49,000	118,910
Seiko Epson Corp.	1,600	28,151
Total		147,061
Total Information Technology		4,083,077
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp.(b)	4,710	132,304
Innophos Holdings, Inc.	525	22,607
Innospec, Inc.	2,785	140,002
Lotte Chemical Corp.	152	41,301
Mitsubishi Chemical Holdings Corp.	23,200	125,315
Rayonier Advanced Materials, Inc.	4,450	61,276
Trinseo SA	3,125	155,594
Total		678,399
Construction Materials —%
US Concrete, Inc.(b)	2,250	145,125
Metals & Mining —%
Carpenter Technology Corp.	1,860	73,005
Commercial Metals Co.	1,257	20,791
Eregli Demir ve Celik Fabrikalari TAS	71,156	108,135
Materion Corp.	1,175	31,032
Rio Tinto PLC	4,946	161,124
Schnitzer Steel Industries, Inc., Class A	5,150	100,374
Severstal PJSC	6,664	80,101
Total		574,562
Paper & Forest Products —%
UPM-Kymmene OYJ	6,827	140,668
Total Materials		1,538,754
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Emirates Telecommunications Group Co. PJSC	14,198	77,312

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
General Communication, Inc., Class A(b)	7,210	110,962
Nippon Telegraph & Telephone Corp.	3,400	161,567
Telenor ASA	4,915	82,081
Total		431,922
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	3,900	105,941
Shenandoah Telecommunications Co.	2,870	117,899
Total		223,840
Total Telecommunication Services		655,762
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	700	10,284
Endesa SA	911	19,143
IDACORP, Inc.	2,010	162,509
Korea Electric Power Corp.	2,975	162,878
Portland General Electric Co.	1,235	53,932
Tokyo Electric Power Co. Holdings, Inc.(b)	10,500	41,184
Transmissora Alianca de Energia Eletrica SA	4,733	37,748
Total		487,678
Gas Utilities —%
Chesapeake Utilities Corp.	2,000	128,140

Common Stocks (continued)

Issuer	Shares	Value ($)
Northwest Natural Gas Co.	890	57,797
Southwest Gas Corp.	2,465	191,037
Total		376,974
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	500	22,820
Water Utilities —%
SJW Corp.	3,375	142,965
Total Utilities		1,030,437
Total Common Stocks (Cost: $27,133,084)		28,256,541

Money Market Funds 4.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.439%(a)(c)	62,731,170	62,731,170
Total Money Market Funds (Cost: $62,731,170)		62,731,170
Total Investments (Cost: $1,499,659,089)		1,564,253,225
Other Assets & Liabilities, Net		9,007,000
Net Assets		1,573,260,225

At July 31, 2016, cash totaling $8,514,802 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	09/08/2016	528,000	BRL	158,678	USD	—	(2,083)
BNP Paribas	09/08/2016	76,000	CAD	58,228	USD	6	—
BNP Paribas	09/08/2016	809,000	CNY	120,608	USD	—	(1,220)
BNP Paribas	09/08/2016	113,000	EUR	125,322	USD	—	(1,204)
BNP Paribas	09/08/2016	304,000	ILS	78,895	USD	—	(877)
BNP Paribas	09/08/2016	218,730,000	KRW	190,671	USD	—	(5,914)
BNP Paribas	09/08/2016	349,000	NOK	41,485	USD	117	—
BNP Paribas	09/08/2016	1,753,000	THB	49,776	USD	—	(516)
BNP Paribas	09/08/2016	122,000	TRY	41,627	USD	1,152	—
BNP Paribas	09/08/2016	6,931,000	TWD	215,583	USD	—	(2,756)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at July 31, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	09/08/2016	29,070	USD	39,000	AUD	530	—
BNP Paribas	09/08/2016	215,783	USD	284,000	AUD	—	(235)
BNP Paribas	09/08/2016	182,569	USD	179,000	CHF	2,522	—
BNP Paribas	09/08/2016	214,579	USD	163,000	GBP	1,278	—
BNP Paribas	09/08/2016	158,035	USD	10,662,000	INR	882	—
BNP Paribas	09/08/2016	182,466	USD	19,066,000	JPY	4,646	—
BNP Paribas	09/08/2016	33,059	USD	131,000	MYR	—	(589)
BNP Paribas	09/08/2016	49,885	USD	422,000	SEK	—	(476)
BNP Paribas	09/08/2016	83,154	USD	112,000	SGD	360	—
BNP Paribas	09/08/2016	140,350	USD	2,051,000	ZAR	6,291	—
Total						17,784	(15,870)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	43	USD	5,233,100	09/2016	309,692	—
S&P 500 E-mini	370	USD	40,111,700	09/2016	2,103,079	—
S&P Mid 400 E-mini	91	USD	14,167,790	09/2016	727,775	—
TOPIX Index	55	JPY	7,161,023	09/2016	84,240	—
U.S. Long Bond	206	USD	35,934,125	09/2016	2,381,473	—
U.S. Treasury 10-Year Note	461	USD	61,334,609	09/2016	1,510,136	—
U.S. Treasury 5-Year Note	272	USD	33,188,250	09/2016	503,135	—
U.S. Ultra Bond	86	USD	16,385,688	09/2016	1,327,545	—
mini MSCI Emerging Markets Index	193	USD	8,506,475	09/2016	815,952	—
Total			222,022,760		9,763,027	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(483)	EUR	(16,108,028)	09/2016	—	(888,062)
FTSE 100 Index	(180)	GBP	(15,904,823)	09/2016	—	(1,066,533)
S&P/TSE 60 Index	(37)	CAD	(4,792,586)	09/2016	—	(205,855)
Total			(36,805,437)		—	(2,160,450)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	7,671,000	—	(162,093)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	18,500,000	—	(103,683)
Total						—	(265,776)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	8,570,394	10,636	(376,969)	27,370	8,231,431	—	—	8,754,615
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	—	4,315,408
Columbia Commodity Strategy Fund, Class I Shares	—	22,566,000	—	—	22,566,000	—	—	21,368,125
Columbia Contrarian Core Fund, Class I Shares	74,372,052	87,202	(5,400,052)	1,662,149	70,721,351	—	—	80,965,150
Columbia Corporate Income Fund, Class I Shares	134,847,961	2,139,304	(9,920,071)	7,927	127,075,121	—	2,110,973	128,632,197
Columbia Disciplined Core Fund, Class I Shares	41,209,987	107,572	(2,151,988)	1,093,428	40,258,999	—	—	66,383,831
Columbia Disciplined Growth Fund, Class I Shares	69,765,490	146,579	(2,388,391)	496,220	68,019,898	—	—	68,252,798
Columbia Disciplined Small Core Fund, Class I Shares	28,365,048	136,428	(961,945)	(381,056)	27,158,475	—	—	22,047,136
Columbia Disciplined Value Fund, Class I Shares	103,696,343	157,795	(5,712,397)	(229,253)	97,912,488	—	—	99,555,904
Columbia Diversified Absolute Return Fund, Class I Shares	31,604,702	32,928	(1,060,830)	(40,309)	30,536,491	—	—	29,324,730
Columbia Emerging Markets Bond Fund, Class I Shares	30,083,295	327,878	(2,917,226)	(144,234)	27,349,713	—	315,306	28,197,005
Columbia Emerging Markets Fund, Class I Shares	14,909,913	15,521,161	(2,220)	(241)	30,428,613	—	—	32,246,466

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia European Equity Fund, Class I Shares	60,910,009	284,259	(2,902,355)	364,160	58,656,073	—	—	61,650,930
Columbia High Yield Bond Fund, Class I Shares	8,188,156	198,920	(372,815)	(21,238)	7,993,023	—	196,619	7,824,467
Columbia Income Opportunities Fund, Class I Shares	121,220,943	2,989,316	(22,180,370)	809,963	102,839,852	—	2,953,235	101,393,865
Columbia Inflation Protected Securities Fund, Class I Shares	17,727,615	4,932	(1,076,750)	(185,554)	16,470,243	—	—	15,513,793
Columbia Large Cap Growth Fund, Class I Shares	16,953,454	79,750	(866,548)	391,173	16,557,829	—	—	22,842,806
Columbia Limited Duration Credit Fund, Class I Shares	36,218,501	472,004	(1,965,299)	(50,115)	34,675,091	—	447,282	34,096,855
Columbia Mortgage Opportunities Fund, Class I Shares	27,045,893	485,507	(919,357)	(37,175)	26,574,868	—	473,604	26,037,242
Columbia Multi-Asset Income Fund, Class I Shares	26,804,605	709,949	—	—	27,514,554	—	709,949	26,920,895
Columbia Overseas Value Fund, Class I Shares	74,116,358	183,086	(9,673,621)	(1,408,452)	63,217,371	—	—	57,670,858
Columbia Pacific/Asia Fund, Class I Shares	35,511,719	236,317	(1,096,422)	239,563	34,891,177	—	133,066	43,294,523
Columbia Select Large Cap Equity Fund, Class I Shares	70,455,524	147,315	(3,842,899)	(759,081)	66,000,859	—	61,393	64,520,693
Columbia Select Large Cap Growth Fund, Class I Shares	35,213,492	651,178	(1,625,535)	362,686	34,601,821	404,099	—	41,420,515
Columbia Select Large-Cap Value Fund, Class I Shares	24,074,787	67,357	(1,997,635)	760,146	22,904,655	—	—	34,780,895
Columbia Select Smaller-Cap Value Fund, Class I Shares	5,099,882	74,138	(4,963,754)	(210,266)	—	—	—	—
Columbia Short-Term Cash Fund	64,953,566	90,536,490	(92,758,886)	—	62,731,170	—	130,509	62,731,170
Columbia Small Cap Growth Fund I, Class I Shares	7,498,977	—	(4,605,649)	(2,893,328)	—	—	—	—
Columbia Total Return Bond Fund, Class I Shares	202,328,409	2,851,167	(9,928,187)	459,916	195,711,305	—	2,785,549	197,221,576
Columbia U.S. Government Mortgage Fund, Class I Shares	101,426,338	1,277,344	(3,189,502)	(52,015)	99,462,165	—	1,223,884	98,998,576
Columbia U.S. Treasury Index Fund, Class I Shares	46,596,524	332,389	—	—	46,928,913	—	332,388	49,033,660
Total	1,524,306,393	142,814,901	(194,857,673)	262,384	1,472,526,005	404,099	11,873,757	1,535,996,684
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2016.

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  China, Yuan Renminbi

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MYR  Malaysia Ringgits

NOK  Norwegian Krone

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	695,632,505	—	—	695,632,505
Fixed-Income Funds	686,949,236	—	—	686,949,236
Alternative Investment Funds	90,683,773	—	—	90,683,773
Common Stocks
Consumer Discretionary	2,873,557	808,993	—	3,682,550
Consumer Staples	1,014,400	570,123	—	1,584,523
Energy	594,934	559,627	—	1,154,561
Financials	5,756,536	1,435,882	—	7,192,418
Health Care	2,770,628	794,832	—	3,565,460
Industrials	2,834,525	934,474	—	3,768,999
Information Technology	3,511,837	571,240	—	4,083,077
Materials	882,110	656,644	—	1,538,754
Telecommunication Services	228,861	426,901	—	655,762
Utilities	796,948	233,489	—	1,030,437
Total Common Stocks	21,264,336	6,992,205	—	28,256,541
Total Investments	1,494,529,850	6,992,205		1,501,522,055
Investments measured at net asset value
Money Market Funds	—	—	—	62,731,170
Total Investments	1,494,529,850	6,992,205	—	1,564,253,225
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	17,784	—	17,784
Futures Contracts	9,763,027	—	—	9,763,027
Liabilities
Forward Foreign Currency Exchange Contracts	—	(15,870)	—	(15,870)
Futures Contracts	(2,160,450)	—	—	(2,160,450)
Swap Contracts	—	(265,776)	—	(265,776)
Total	1,502,132,427	6,728,343	—	1,571,591,940

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 56.4%

	Shares	Value ($)
INTERNATIONAL 16.5%
Columbia Emerging Markets Fund, Class I Shares(a)(b)	9,113,065	90,492,739
Columbia European Equity Fund, Class I Shares(a)	14,256,278	88,388,924
Columbia Overseas Value Fund, Class I Shares(a)	13,093,139	105,399,771
Columbia Pacific/Asia Fund, Class I Shares(a)	7,768,772	76,988,528
Total		361,269,962
U.S. LARGE CAP 38.6%
Columbia Contrarian Core Fund, Class I Shares(a)	6,016,883	134,718,001
Columbia Disciplined Core Fund, Class I Shares(a)	13,006,710	131,107,635
Columbia Disciplined Growth Fund, Class I Shares(a)	10,513,380	91,256,136
Columbia Disciplined Value Fund, Class I Shares(a)	18,820,658	174,279,292
Columbia Large Cap Growth Fund, Class I Shares(a)(b)	1,888,700	66,255,604
Columbia Select Large Cap Equity Fund, Class I Shares(a)	8,139,858	98,329,490
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	4,624,201	78,056,522
Columbia Select Large-Cap Value Fund, Class I Shares(a)	2,918,147	66,971,466
Total		840,974,146
U.S. SMALL CAP 1.3%
Columbia Disciplined Small Core Fund, Class I Shares(a)	876,245	11,023,166
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)	325,988	6,597,993
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	598,810	10,898,330
Total		28,519,489
Total Equity Funds (Cost: $1,122,454,549)		1,230,763,597
Fixed-Income Funds 25.8%
EMERGING MARKETS 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,428,928	27,908,384

Fixed-Income Funds (continued)

	Shares	Value ($)
HIGH YIELD 7.6%
Columbia High Yield Bond Fund, Class I Shares(a)	21,546,963	62,270,724
Columbia Income Opportunities Fund, Class I Shares(a)	10,630,034	103,217,633
Total		165,488,357
INFLATION PROTECTED SECURITIES 0.5%
Columbia Inflation Protected Securities Fund, Class I Shares(a)(b)	1,143,814	10,660,345
INVESTMENT GRADE 16.4%
Columbia Corporate Income Fund, Class I Shares(a)	16,729,865	171,146,519
Columbia Mortgage Opportunities Fund, Class I Shares(a)	1,904,024	18,678,477
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	27,246,058	150,398,241
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,555,725	18,030,850
Total		358,254,087
Total Fixed-Income Funds (Cost: $561,818,566)		562,311,173
Alternative Investment Funds 5.7%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	1,125,634	12,123,075
Columbia Adaptive Alternatives Fund, Class I Shares(a)	455,212	4,315,408
Columbia Commodity Strategy Fund, Class I Shares(a)	6,296,581	34,253,400
Columbia Diversified Absolute Return Fund, Class I Shares(a)	3,657,924	35,116,069
Columbia Multi-Asset Income Fund, Class I Shares(a)	3,877,585	37,767,683
Total Alternative Investment Funds (Cost: $127,351,529)		123,575,635
Common Stocks 1.3%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	4,600	151,754
Dana, Inc.	10,445	142,470

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Drew Industries, Inc.	550	50,386
Magna International, Inc.	678	26,120
Superior Industries International, Inc.	4,900	149,744
Tenneco, Inc.(b)	970	54,824
Total		575,298
Automobiles —%
Fuji Heavy Industries Ltd.	2,800	106,973
Mitsubishi Motors Corp.	1,100	5,128
Peugeot SA(b)	6,014	90,837
Renault SA	333	29,132
Total		232,070
Diversified Consumer Services —%
Capella Education Co.	2,451	146,741
New Oriental Education & Technology Group, Inc., ADR	1,900	83,714
Total		230,455
Hotels, Restaurants & Leisure 0.1%
Bloomin' Brands, Inc.	2,500	44,950
Bob Evans Farms, Inc.	1,400	51,492
Compass Group PLC	983	18,682
Cracker Barrel Old Country Store, Inc.	745	117,271
Denny's Corp.(b)	8,570	95,641
Diamond Resorts International, Inc.(b)	1,910	57,644
Flight Centre Travel Group Ltd.	1,951	47,813
Isle of Capri Casinos, Inc.(b)	7,380	138,227
Pinnacle Entertainment, Inc.(b)	820	8,954
Ruth's Hospitality Group, Inc.	8,855	141,414
Total		722,088
Household Durables —%
Iida Group Holdings Co., Ltd.	1,300	25,737
La-Z-Boy, Inc.	925	27,954
Persimmon PLC	4,579	102,233
Total		155,924
Internet & Catalog Retail —%
PetMed Express, Inc.	3,285	68,098
Leisure Products —%
Sankyo Co., Ltd.	2,200	80,101
Smith & Wesson Holding Corp.(b)	1,510	44,470
Sturm Ruger & Co., Inc.	1,800	122,400
Total		246,971

Common Stocks (continued)

Issuer	Shares	Value ($)
Media —%
Gannett Co., Inc.	11,700	149,292
New York Times Co. (The), Class A	8,020	104,100
Nexstar Broadcasting Group, Inc., Class A	795	40,187
Total		293,579
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	8,155	168,890
American Eagle Outfitters, Inc.	4,600	82,432
Cato Corp. (The), Class A	3,695	132,170
Children's Place, Inc. (The)	2,190	183,040
GNC Holdings, Inc., Class A	1,950	39,800
JUMBO SA	4,748	56,108
Outerwall, Inc.	3,785	199,318
Pier 1 Imports, Inc.	30,700	157,184
Total		1,018,942
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	6,550	147,964
Total Consumer Discretionary		3,691,389
CONSUMER STAPLES 0.1%
Beverages —%
Ambev SA	18,800	108,716
Food & Staples Retailing —%
Alimentation Couche-Tard, Inc., Class B	1,496	67,636
Jeronimo Martins SGPS SA	2,076	34,757
Koninklijke Ahold Delhaize NV	4,364	104,214
SpartanNash Co.	3,185	100,328
SUPERVALU, Inc.(b)	23,680	115,558
Wal-Mart de Mexico SAB de CV, Class V	26,812	61,203
Total		483,696
Food Products 0.1%
Cal-Maine Foods, Inc.	3,340	139,946
China Milk Products Group Ltd.(b)(c)(d)	322,000	—
Dean Foods Co.	8,630	159,310
Sanderson Farms, Inc.	2,005	175,618
WH Group Ltd.	111,000	87,657
Total		562,531

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Household Products —%
Reckitt Benckiser Group PLC	504	48,839
Svenska Cellulosa AB, Class B	1,854	55,141
Total		103,980
Personal Products —%
Usana Health Sciences, Inc.(b)	410	56,301
Tobacco —%
British American Tobacco PLC	1,053	67,234
Total Consumer Staples		1,382,458
ENERGY —%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	13,840	147,811
Petrofac Ltd.	501	4,943
Total		152,754
Oil, Gas & Consumable Fuels —%
BP PLC	3,704	20,924
China Petroleum & Chemical Corp., Class H	26,000	18,646
ENI SpA	2,861	43,757
PDC Energy, Inc.(b)	3,275	179,372
Polski Koncern Naftowy Orlen SA	1,400	22,436
PT United Tractors Tbk	38,900	46,884
PTT PCL, Foreign Registered Shares	6,600	63,149
REX American Resources Corp.(b)	2,717	178,779
S-Oil Corp.	1,121	77,190
SK Innovation Co., Ltd.	696	91,718
Western Refining, Inc.	7,400	154,290
Total		897,145
Total Energy		1,049,899
FINANCIALS 0.3%
Banks 0.1%
Banc of California, Inc.	8,600	190,748
Banco Latinoamericano de Comercio Exterior SA, Class E	4,750	129,770
Banco Santander Brasil SA	18,300	115,419
Bank of China Ltd., Class H	145,000	59,863
Bank of Montreal	1,122	71,927
BNP Paribas SA	884	43,837
Canadian Imperial Bank of Commerce	1,300	98,761

Common Stocks (continued)

Issuer	Shares	Value ($)
Central Pacific Financial Corp.	7,140	175,144
Credit Agricole SA	6,033	53,420
Customers Bancorp, Inc.(b)	5,715	147,104
Erste Group Bank AG	1,033	27,377
FCB Financial Holdings, Inc., Class A(b)	800	27,976
First BanCorp(b)	8,250	37,867
First NBC Bank Holding Co.(b)	4,855	92,391
Fulton Financial Corp.	6,000	81,900
Great Western Bancorp, Inc.	1,500	49,755
Hope Bancorp, Inc.	9,040	138,945
HSBC Holdings PLC	20,135	131,932
International Bancshares Corp.	5,290	145,052
Intesa Sanpaolo SpA	32,484	71,545
Royal Bank of Canada	1,410	85,951
Societe Generale SA	1,223	41,778
Sumitomo Mitsui Financial Group, Inc.	1,000	31,699
Toronto-Dominion Bank (The)	300	13,072
Woori Finance Holdings Co., Ltd.	1,514	13,661
Total		2,076,894
Capital Markets —%
Arlington Asset Investment Corp., Class A	7,490	104,336
Cowen Group, Inc., Class A(b)	7,450	23,244
KCG Holdings, Inc., Class A(b)	10,200	154,326
Piper Jaffray Companies(b)	525	21,703
Total		303,609
Consumer Finance —%
Nelnet, Inc., Class A	4,000	161,640
Diversified Financial Services —%
Cardtronics PLC, Class A(b)	925	40,691
Insurance —%
Allianz SE, Registered Shares	774	111,022
American Equity Investment Life Holding Co.	7,678	122,311
Employers Holdings, Inc.	645	18,395
Heritage Insurance Holdings, Inc.	7,820	96,890
Maiden Holdings Ltd.	12,260	171,272
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	382	63,720
National General Holdings Corp.	2,250	46,417
NN Group NV	3,345	90,221

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Power Corp. of Canada	3,319	72,295
Swiss Re AG	1,077	90,398
Universal Insurance Holdings, Inc.	8,398	182,573
Total		1,065,514
Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real Estate Finance, Inc.	1,050	17,063
Armada Hoffler Properties, Inc.	2,900	43,413
Ashford Hospitality Prime, Inc.	3,900	58,656
CBL & Associates Properties, Inc.	13,700	168,373
Chesapeake Lodging Trust	2,150	54,330
Coresite Realty Corp.	2,315	191,057
CubeSmart	1,200	35,652
CYS Investments, Inc.	21,600	193,320
Invesco Mortgage Capital, Inc.	5,650	81,360
Lexington Realty Trust	2,300	25,001
Mack-Cali Realty Corp.	7,000	197,400
National Health Investors, Inc.	610	47,928
National Storage Affiliates Trust	3,850	82,274
PS Business Parks, Inc.	1,576	174,763
RLJ Lodging Trust	5,705	135,437
Ryman Hospitality Properties, Inc.	1,425	80,142
Select Income REIT	3,550	98,548
Sovran Self Storage, Inc.	350	35,829
STORE Capital Corp.	1,200	37,428
Summit Hotel Properties, Inc.	12,900	182,922
Sunstone Hotel Investors, Inc.	4,796	63,787
WP Glimcher, Inc.	14,900	188,932
Total		2,193,615
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	65,200	98,945
Wheelock & Co., Ltd.	13,525	72,527
Total		171,472
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc.(b)	8,585	144,400
Essent Group Ltd.(b)	3,050	73,078
Flagstar Bancorp, Inc.(b)	6,250	165,063
HomeStreet, Inc.(b)	2,440	54,412
MGIC Investment Corp.(b)	23,690	170,331

Common Stocks (continued)

Issuer	Shares	Value ($)
Radian Group, Inc.	14,440	186,276
Walker & Dunlop, Inc.(b)	5,490	129,948
Washington Federal, Inc.	7,400	185,000
Total		1,108,508
Total Financials		7,121,943
HEALTH CARE 0.2%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	1,760	65,190
Acorda Therapeutics, Inc.(b)	2,810	71,037
Alder Biopharmaceuticals, Inc.(b)	2,475	79,447
AMAG Pharmaceuticals, Inc.(b)	2,250	59,693
ARIAD Pharmaceuticals, Inc.(b)	5,450	51,830
Arrowhead Pharmaceuticals, Inc.(b)	10,700	63,772
Dynavax Technologies Corp.(b)	3,945	60,871
Insys Therapeutics, Inc.(b)	5,070	79,346
Keryx Biopharmaceuticals, Inc.(b)	14,330	105,469
Ligand Pharmaceuticals, Inc.(b)	940	126,787
Novavax, Inc.(b)	9,120	66,758
Sage Therapeutics, Inc.(b)	935	41,944
Spark Therapeutics, Inc.(b)	1,495	86,620
TESARO, Inc.(b)	890	82,984
Ultragenyx Pharmaceutical, Inc.(b)	1,070	67,710
Total		1,109,458
Health Care Equipment & Supplies —%
Analogic Corp.	1,900	159,638
Globus Medical, Inc., Class A(b)	3,050	69,997
Halyard Health, Inc.(b)	1,550	53,614
Masimo Corp.(b)	1,775	94,022
Merit Medical Systems, Inc.(b)	3,715	87,080
OraSure Technologies, Inc.(b)	8,500	57,970
Orthofix International NV(b)	3,525	167,085
Total		689,406
Health Care Providers & Services —%
Alfresa Holdings Corp.	2,000	43,846
Magellan Health, Inc.(b)	2,300	157,481
Molina Healthcare, Inc.(b)	3,031	172,191
Owens & Minor, Inc.	3,032	108,273
Sinopharm Group Co. Class H	1,200	5,830

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Triple-S Management Corp., Class B(b)	5,570	138,414
WellCare Health Plans, Inc.(b)	230	24,564
Total		650,599
Life Sciences Tools & Services —%
Cambrex Corp.(b)	960	50,314
INC Research Holdings, Inc. Class A(b)	3,781	168,292
Pra Health Sciences, Inc.(b)	3,341	154,956
Total		373,562
Pharmaceuticals 0.1%
GlaxoSmithKline PLC	3,075	68,695
Impax Laboratories, Inc.(b)	5,675	178,309
Novo Nordisk A/S, Class B	1,563	89,055
Roche Holding AG, Genusschein Shares	576	147,090
Sanofi	1,406	119,701
Supernus Pharmaceuticals, Inc.(b)	5,320	118,210
Teva Pharmaceutical Industries Ltd.	1,481	81,059
Total		802,119
Total Health Care		3,625,144
INDUSTRIALS 0.2%
Air Freight & Logistics —%
Royal Mail PLC	12,058	81,307
Airlines —%
Hawaiian Holdings, Inc.(b)	4,200	191,226
Japan Airlines Co., Ltd.	2,700	83,238
Qantas Airways Ltd.	6,264	15,039
Total		289,503
Building Products 0.1%
Continental Building Product(b)	7,215	169,192
Gibraltar Industries, Inc.(b)	2,225	78,498
NCI Building Systems, Inc.(b)	7,950	128,949
Universal Forest Products, Inc.	2,005	216,780
Total		593,419
Commercial Services & Supplies —%
Brady Corp., Class A	3,125	100,437
Knoll, Inc.	850	21,463
Quad/Graphics, Inc.	7,300	185,128
Tetra Tech, Inc.	3,875	127,604
Total		434,632

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering —%
ACS Actividades de Construccion y Servicios SA	1,079	30,942
China Railway Construction Corp., Ltd., Class H	42,000	50,635
Comfort Systems U.S.A., Inc.	335	10,177
EMCOR Group, Inc.	3,175	176,848
Leighton Holdings Ltd.	3,852	85,673
Sinopec Engineering Group Co., Ltd., Class H	18,000	15,745
Skanska AB, Class B	1,399	29,739
Taisei Corp.	2,000	17,987
VINCI SA	1,433	108,766
Total		526,512
Electrical Equipment —%
EnerSys	2,887	180,005
OSRAM Licht AG	1,041	54,107
Prysmian SpA	1,676	39,199
Total		273,311
Machinery 0.1%
Briggs & Stratton Corp.	5,600	127,288
Energy Recovery, Inc.(b)	8,600	92,020
Global Brass & Copper Holdings, Inc.	4,450	126,024
Greenbrier Companies, Inc. (The)	5,075	166,612
KONE OYJ, Class B	129	6,532
Mueller Industries, Inc.	2,750	93,610
Wabash National Corp.(b)	12,130	175,642
Total		787,728
Marine —%
Matson, Inc.	2,005	74,927
Professional Services —%
Huron Consulting Group, Inc.(b)	2,555	157,056
RPX Corp.(b)	14,070	141,685
Total		298,741
Road & Rail —%
ArcBest Corp.	4,490	84,008
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	3,580	168,081

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
ITOCHU Corp.	2,700	30,612
MRC Global, Inc.(b)	11,470	151,748
Total		350,441
Total Industrials		3,794,529
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
NETGEAR, Inc.(b)	3,780	194,405
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.(b)	7,550	176,972
Hon Hai Precision Industry Co., Ltd.	42,000	115,903
Insight Enterprises, Inc.(b)	2,935	78,071
InvenSense, Inc.(b)	4,925	33,392
MTS Systems Corp.	2,650	125,690
Sanmina Corp.(b)	5,885	149,126
SYNNEX Corp.	1,915	192,515
Tech Data Corp.(b)	2,395	186,642
Total		1,058,311
Internet Software & Services —%
EarthLink Holdings Corp.	25,025	169,669
j2 Global, Inc.	1,605	107,278
LogMeIn, Inc.(b)	1,305	112,113
Mixi, Inc.	2,500	89,558
NetEase, Inc., ADR	600	122,562
RetailMeNot, Inc.(b)	16,985	141,825
Web.com Group, Inc.(b)	825	15,559
Total		758,564
IT Services —%
CSG Systems International, Inc.	2,675	107,695
EVERTEC, Inc.	8,973	154,336
NeuStar, Inc., Class A(b)	6,595	166,128
Sykes Enterprises, Inc.(b)	3,925	120,458
Syntel, Inc.(b)	1,055	47,802
Total		596,419
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	26,845	168,855
Diodes, Inc.(b)	2,235	41,370
Entegris, Inc.(b)	8,290	141,676
Silicon Laboratories, Inc.(b)	605	32,234
Synaptics, Inc.(b)	3,324	172,682

Common Stocks (continued)

Issuer	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co., Ltd.	17,000	91,829
Xcerra Corp.(b)	12,871	78,513
Total		727,159
Software 0.1%
Aspen Technology, Inc.(b)	4,980	208,612
AVG Technologies NV(b)	5,660	139,972
Check Point Software Technologies Ltd.(b)	100	7,688
Mentor Graphics Corp.	7,750	165,540
MicroStrategy, Inc., Class A(b)	330	57,714
Qualys, Inc.(b)	2,775	87,107
RealPage, Inc.(b)	2,400	60,360
VASCO Data Security International, Inc.(b)	3,250	54,308
Total		781,301
Technology Hardware, Storage & Peripherals —%
Foxconn Technology Co., Ltd.	34,000	82,509
Seiko Epson Corp.	1,100	19,354
Total		101,863
Total Information Technology		4,218,022
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp.(b)	5,230	146,911
Innophos Holdings, Inc.	600	25,836
Innospec, Inc.	3,105	156,088
Lotte Chemical Corp.	106	28,802
Mitsubishi Chemical Holdings Corp.	16,200	87,504
Rayonier Advanced Materials, Inc.	4,950	68,162
Trinseo SA	3,495	174,016
Total		687,319
Construction Materials —%
US Concrete, Inc.(b)	2,495	160,927
Metals & Mining —%
Carpenter Technology Corp.	2,080	81,640
Commercial Metals Co.	1,399	23,140
Eregli Demir ve Celik Fabrikalari TAS	49,640	75,437
Materion Corp.	1,305	34,465
Rio Tinto PLC	3,451	112,422
Schnitzer Steel Industries, Inc., Class A	5,700	111,093
Severstal PJSC	4,649	55,881
Total		494,078

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Paper & Forest Products —%
UPM-Kymmene OYJ	4,760	98,079
Total Materials		1,440,403
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Emirates Telecommunications Group Co. PJSC	9,900	53,908
General Communication, Inc., Class A(b)	7,990	122,966
Nippon Telegraph & Telephone Corp.	2,400	114,048
Telenor ASA	3,424	57,181
Total		348,103
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	2,700	73,343
Shenandoah Telecommunications Co.	3,210	131,867
Total		205,210
Total Telecommunication Services		553,313
UTILITIES —%
Electric Utilities —%
Chubu Electric Power Co., Inc.	500	7,346
Endesa SA	635	13,343
IDACORP, Inc.	2,230	180,295
Korea Electric Power Corp.	2,076	113,659
Portland General Electric Co.	1,370	59,828
Tokyo Electric Power Co. Holdings, Inc.(b)	7,300	28,633
Transmissora Alianca de Energia Eletrica SA	3,300	26,319
Total		429,423

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities —%
Chesapeake Utilities Corp.	2,225	142,556
Northwest Natural Gas Co.	990	64,290
Southwest Gas Corp.	2,730	211,575
Total		418,421
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	550	25,102
Water Utilities —%
SJW Corp.	3,760	159,274
Total Utilities		1,032,220
Total Common Stocks (Cost: $27,034,547)		27,909,320

Money Market Funds 10.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.439%(a)(e)	220,347,186	220,347,186
Total Money Market Funds (Cost: $220,347,186)		220,347,186
Total Investments (Cost: $2,059,006,377)		2,164,906,911
Other Assets & Liabilities, Net		15,307,189
Net Assets		2,180,214,100

At July 31, 2016, cash totaling $14,971,476 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	09/08/2016	368,000	BRL	110,302	USD	—	(1,743)
Citi	09/08/2016	53,000	CAD	40,605	USD	2	—
Citi	09/08/2016	545,000	CNY	81,171	USD	—	(901)
Citi	09/08/2016	78,000	EUR	86,534	USD	—	(802)
Citi	09/08/2016	223,000	ILS	57,936	USD	—	(582)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at July 31, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	09/08/2016	152,547,000	KRW	132,897	USD	—	(4,205)
Citi	09/08/2016	243,000	NOK	28,884	USD	80	—
Citi	09/08/2016	1,223,000	THB	34,704	USD	—	(382)
Citi	09/08/2016	85,000	TRY	28,923	USD	723	—
Citi	09/08/2016	4,834,000	TWD	150,430	USD	—	(1,850)
Citi	09/08/2016	17,144	USD	23,000	AUD	312	—
Citi	09/08/2016	150,426	USD	198,000	AUD	—	(150)
Citi	09/08/2016	127,596	USD	125,000	CHF	1,658	—
Citi	09/08/2016	150,205	USD	114,000	GBP	763	—
Citi	09/08/2016	110,104	USD	7,436,000	INR	730	—
Citi	09/08/2016	127,289	USD	13,295,000	JPY	3,186	—
Citi	09/08/2016	23,184	USD	92,000	MYR	—	(381)
Citi	09/08/2016	34,886	USD	295,000	SEK	—	(347)
Citi	09/08/2016	57,927	USD	78,000	SGD	235	—
Citi	09/08/2016	97,742	USD	1,431,000	ZAR	4,572	—
Total						12,261	(11,343)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	284	USD	34,562,800	09/2016	2,062,362	—
S&P 500 E-mini	955	USD	103,531,550	09/2016	5,307,980	—
S&P Mid 400 E-mini	174	USD	27,090,060	09/2016	1,391,570	—
TOPIX Index	16	JPY	2,083,207	09/2016	24,506	—
U.S. Long Bond	387	USD	67,507,313	09/2016	4,473,933	—
U.S. Treasury 10-Year Note	443	USD	58,939,766	09/2016	1,515,049	—
U.S. Treasury 5-Year Note	681	USD	83,092,641	09/2016	1,323,532	—
U.S. Ultra Bond	79	USD	15,051,969	09/2016	1,246,561	—
mini MSCI Emerging Markets Index	269	USD	11,856,175	09/2016	1,137,260	—
Total			403,715,481		18,482,753	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(664)	EUR	(22,144,370)	09/2016	—	(1,220,856)
FTSE 100 Index	(247)	GBP	(21,824,951)	09/2016	—	(1,463,520)
S&P/TSE 60 Index	(52)	CAD	(6,735,526)	09/2016	—	(289,311)
Total			(50,704,847)		—	(2,973,687)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	10,647,000	—	(224,977)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	25,000,000	—	(140,113)
Total						—	(365,090)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	12,028,881	2,013	—	(591,826)	36,048	11,475,116	—	—	12,123,075
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	—	4,536,456	—	—	4,315,408
Columbia Commodity Strategy Fund, Class I Shares	—	36,173,547	—	—	—	36,173,547	—	—	34,253,400
Columbia Contrarian Core Fund, Class I Shares	121,511,259	5,101	—	(11,417,639)	4,073,569	114,172,290	—	—	134,718,001
Columbia Corporate Income Fund, Class I Shares	180,203,767	2,835,650	—	(14,603,727)	(153,168)	168,282,522	—	2,828,498	171,146,519
Columbia Disciplined Core Fund, Class I Shares	86,437,206	23,429	—	(5,799,354)	2,316,858	82,978,139	—	—	131,107,635
Columbia Disciplined Growth Fund, Class I Shares	97,455,652	21,169	—	(4,550,869)	219,379	93,145,331	—	—	91,256,136
Columbia Disciplined Small Core Fund, Class I Shares	14,571,415	9,170	—	(724,524)	(287,707)	13,568,354	—	—	11,023,166
Columbia Disciplined Value Fund, Class I Shares	184,952,019	32,211	—	(12,209,573)	(556,328)	172,218,329	—	—	174,279,292
Columbia Diversified Absolute Return Fund, Class I Shares	38,400,234	7,453	—	(1,771,583)	(70,229)	36,565,875	—	—	35,116,069
Columbia Emerging Markets Bond Fund, Class I Shares	30,004,380	316,690	—	(2,689,111)	(160,997)	27,470,962	—	314,110	27,908,384

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Fund, Class I Shares	66,446,077	21,566,417	—	(877,101)	(91,529)	87,043,864	—	—	90,492,739
Columbia European Equity Fund, Class I Shares	96,764,454	38,526	—	(3,218,437)	458,261	94,042,804	—	—	88,388,924
Columbia High Yield Bond Fund, Class I Shares	66,207,385	1,579,690	—	(3,952,537)	(70,488)	63,764,050	—	1,578,509	62,270,724
Columbia Income Opportunities Fund, Class I Shares	129,754,150	3,150,507	—	(29,017,813)	105,165	103,992,009	—	3,147,967	103,217,633
Columbia Inflation Protected Securities Fund, Class I Shares	11,204,994	1,416	—	(699,349)	(26,555)	10,480,506	—	—	10,660,345
Columbia Large Cap Growth Fund, Class I Shares	52,244,072	25,867	—	(4,290,496)	2,326,846	50,306,289	—	—	66,255,604
Columbia Mortgage Opportunities Fund, Class I Shares	19,793,163	346,721	—	(1,092,717)	(38,672)	19,008,495	—	344,009	18,678,477
Columbia Multi- Advisor Small Cap Value Fund, Class I Shares	11,444,429	14,993	(8,661,041)	(5,236,757)	2,438,376	—	—	—	—
Columbia Multi- Asset Income Fund, Class I Shares	37,604,538	995,997	—	—	—	38,600,535	—	995,997	37,767,683
Columbia Overseas Value Fund, Class I Shares	119,993,059	35,340	—	(4,994,248)	101,062	115,135,213	—	—	105,399,771
Columbia Pacific/ Asia Fund, Class I Shares	64,616,221	251,776	—	(3,499,987)	790,243	62,158,253	—	236,692	76,988,528
Columbia Select Large Cap Equity Fund, Class I Shares	108,321,891	105,855	—	(7,363,653)	(1,321,886)	99,742,207	—	93,386	98,329,490
Columbia Select Large Cap Growth Fund, Class I Shares	70,967,884	855,446	—	(5,669,165)	858,893	67,013,058	787,815	—	78,056,522
Columbia Select Large-Cap Value Fund, Class I Shares	53,703,895	17,015	—	(7,308,140)	2,876,796	49,289,566	—	—	66,971,466
Columbia Select Smaller-Cap Value Fund, Class I Shares	8,700,640	5,717	8,661,041	(10,095,001)	(578,668)	6,693,729	—	—	6,597,993
Columbia Short-Term Cash Fund	227,930,997	160,592,392	—	(168,176,203)	—	220,347,186	—	476,824	220,347,186

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares	15,411,226	12,114	—	(309,791)	(166,426)	14,947,123	—	—	10,898,330
Columbia U.S. Government Mortgage Fund, Class I Shares	155,677,353	1,884,304	—	(6,204,617)	(104,544)	151,252,496	—	1,862,744	150,398,241
Columbia U.S. Treasury Index Fund, Class I Shares	18,531,800	127,231	—	(1,058,162)	(33,343)	17,567,526	—	124,129	18,030,850
Total	2,105,419,497	231,033,757	—	(317,422,380)	12,940,956	2,031,971,830	787,815	12,002,865	2,136,997,591

(b)  Non-income producing investment.

(c)  Negligible market value.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(e)  The rate shown is the seven-day current annualized yield at July 31, 2016.

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  China, Yuan Renminbi

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MYR  Malaysia Ringgits

NOK  Norwegian Krone

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Equity Funds	1,230,763,597	—	—		1,230,763,597
Fixed-Income Funds	562,311,173	—	—		562,311,173
Alternative Investment Funds	123,575,635	—	—		123,575,635
Common Stocks
Consumer Discretionary	3,128,645	562,744	—		3,691,389
Consumer Staples	984,616	397,842	0	(a)	1,382,458
Energy	660,252	389,647	—		1,049,899
Financials	6,119,998	1,001,945	—		7,121,943
Health Care	3,069,868	555,276	—		3,625,144
Industrials	3,145,008	649,521	—		3,794,529
Information Technology	3,818,869	399,153	—		4,218,022
Materials	982,278	458,125	—		1,440,403
Telecommunication Services	254,833	298,480	—		553,313
Utilities	869,239	162,981	—		1,032,220
Total Common Stocks	23,033,606	4,875,714	0	(a)	27,909,320
Investments measured at net asset value
Money Market Funds	—	—	—		220,347,186
Total Investments	1,939,684,011	4,875,714	0	(a)	2,164,906,911
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	12,261	—		12,261
Futures Contracts	18,482,753	—	—		18,482,753
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,343)	—		(11,343)
Futures Contracts	(2,973,687)	—	—		(2,973,687)
Options Contracts Written	—	—	—		—
Swap Contracts	—	(365,090)	—		(365,090)
Total	1,955,193,077	4,511,542	0	(a)	2,180,051,805

(a) Rounds to zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 72.1%

	Shares	Value ($)
INTERNATIONAL 19.8%
Columbia Emerging Markets Fund, Class I Shares(a)(b)	4,186,999	41,576,907
Columbia European Equity Fund, Class I Shares(a)	4,454,489	27,617,830
Columbia Overseas Value Fund, Class I Shares(a)	4,502,606	36,245,977
Columbia Pacific/Asia Fund, Class I Shares(a)	2,922,055	28,957,564
Total		134,398,278
U.S. LARGE CAP 49.2%
Columbia Contrarian Core Fund, Class I Shares(a)	2,433,607	54,488,457
Columbia Disciplined Core Fund, Class I Shares(a)	4,074,896	41,074,955
Columbia Disciplined Growth Fund, Class I Shares(a)	5,232,494	45,418,051
Columbia Disciplined Value Fund, Class I Shares(a)	7,202,874	66,698,613
Columbia Large Cap Growth Fund, Class I Shares(a)(b)	601,427	21,098,045
Columbia Select Large Cap Equity Fund, Class I Shares(a)	3,906,291	47,187,991
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	1,925,590	32,503,961
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,083,654	24,869,851
Total		333,339,924
U.S. SMALL CAP 3.1%
Columbia Disciplined Small Core Fund, Class I Shares(a)	860,502	10,825,118
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	387,260	7,838,145
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	149,906	2,728,285
Total		21,391,548
Total Equity Funds (Cost: $446,439,124)		489,129,750

Fixed-Income Funds 13.2%

EMERGING MARKETS 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	292,872	3,365,102

Fixed-Income Funds (continued)

	Shares	Value ($)
HIGH YIELD 5.7%
Columbia High Yield Bond Fund, Class I Shares(a)	8,120,671	23,468,739
Columbia Income Opportunities Fund, Class I Shares(a)	1,561,618	15,163,307
Total		38,632,046
INVESTMENT GRADE 7.0%
Columbia Corporate Income Fund, Class I Shares(a)	2,622,296	26,826,087
Columbia Mortgage Opportunities Fund, Class I Shares(a)	400,075	3,924,735
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	2,987,825	16,492,795
Total		47,243,617
Total Fixed-Income Funds (Cost: $89,108,173)		89,240,765

Alternative Investment Funds 5.7%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	180,667	1,945,782
Columbia Adaptive Alternatives Fund, Class I Shares(a)	455,212	4,315,408
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	2,213,664	12,042,334
Columbia Diversified Absolute Return Fund, Class I Shares(a)	1,006,924	9,666,468
Columbia Multi-Asset Income Fund, Class I Shares(a)	1,129,824	11,004,491
Total Alternative Investment Funds (Cost: $40,366,744)		38,974,483

Common Stocks 2.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.3%
Auto Components 0.1%
Cooper Tire & Rubber Co.	2,044	67,432
Dana, Inc.	4,660	63,562
Drew Industries, Inc.	245	22,444
Magna International, Inc.	803	30,935
Superior Industries International, Inc.	2,180	66,621
Tenneco, Inc.(b)	430	24,304
Total		275,298
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Automobiles —%
Fuji Heavy Industries Ltd.	3,300	126,076
Mitsubishi Motors Corp.	1,300	6,060
Peugeot SA(b)	7,120	107,542
Renault SA	395	34,556
Total		274,234
Diversified Consumer Services —%
Capella Education Co.	1,086	65,019
New Oriental Education & Technology Group, Inc., ADR	2,200	96,932
Total		161,951
Hotels, Restaurants & Leisure 0.1%
Bloomin' Brands, Inc.	1,100	19,778
Bob Evans Farms, Inc.	620	22,804
Compass Group PLC	1,165	22,140
Cracker Barrel Old Country Store, Inc.	330	51,945
Denny's Corp.(b)	3,825	42,687
Diamond Resorts International, Inc.(b)	843	25,442
Flight Centre Travel Group Ltd.	2,311	56,635
Isle of Capri Casinos, Inc.(b)	3,275	61,341
Pinnacle Entertainment, Inc.(b)	365	3,986
Ruth's Hospitality Group, Inc.	3,921	62,618
Total		369,376
Household Durables —%
Iida Group Holdings Co., Ltd.	1,500	29,697
La-Z-Boy, Inc.	410	12,390
Persimmon PLC	5,426	121,144
Total		163,231
Internet & Catalog Retail —%
PetMed Express, Inc.	1,459	30,245
Leisure Products —%
Sankyo Co., Ltd.	2,600	94,665
Smith & Wesson Holding Corp.(b)	665	19,584
Sturm Ruger & Co., Inc.	796	54,128
Total		168,377
Media —%
Gannett Co., Inc.	5,200	66,352
New York Times Co. (The), Class A	3,545	46,014
Nexstar Broadcasting Group, Inc., Class A	360	18,198
Total		130,564

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	3,605	74,659
American Eagle Outfitters, Inc.	2,050	36,736
Cato Corp. (The), Class A	1,645	58,842
Children's Place, Inc. (The)	970	81,072
GNC Holdings, Inc., Class A	875	17,859
JUMBO SA	5,621	66,425
Outerwall, Inc.	1,680	88,469
Pier 1 Imports, Inc.	13,630	69,786
Total		493,848
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	2,925	66,076
Total Consumer Discretionary		2,133,200
CONSUMER STAPLES 0.2%
Beverages —%
Ambev SA	22,300	128,955
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	1,770	80,024
Jeronimo Martins SGPS SA	2,460	41,185
Koninklijke Ahold Delhaize NV	5,166	123,367
SpartanNash Co.	1,410	44,415
SUPERVALU, Inc.(b)	10,530	51,386
Wal-Mart de Mexico SAB de CV, Class V	31,772	72,525
Total		412,902
Food Products 0.1%
Cal-Maine Foods, Inc.	1,490	62,431
Dean Foods Co.	3,833	70,758
Sanderson Farms, Inc.	895	78,393
WH Group Ltd.	131,500	103,846
Total		315,428
Household Products —%
Reckitt Benckiser Group PLC	597	57,851
Svenska Cellulosa AB, Class B	2,195	65,283
Total		123,134
Personal Products —%
Usana Health Sciences, Inc.(b)	185	25,404
Tobacco —%
British American Tobacco PLC	1,246	79,557
Total Consumer Staples		1,085,380

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 0.1%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	6,165	65,842
Petrofac Ltd.	593	5,851
Total		71,693
Oil, Gas & Consumable Fuels 0.1%
BP PLC	4,383	24,760
China Petroleum & Chemical Corp., Class H	30,000	21,515
ENI SpA	3,386	51,786
PDC Energy, Inc.(b)	1,455	79,691
Polski Koncern Naftowy Orlen SA	1,658	26,571
PT United Tractors Tbk	46,100	55,562
PTT PCL, Foreign Registered Shares	7,800	74,630
REX American Resources Corp.(b)	1,209	79,552
S-Oil Corp.	1,327	91,375
SK Innovation Co., Ltd.	824	108,585
Western Refining, Inc.	3,285	68,492
Total		682,519
Total Energy		754,212
FINANCIALS 0.6%
Banks 0.2%
Banc of California, Inc.	3,823	84,794
Banco Latinoamericano de Comercio Exterior SA, Class E	2,110	57,645
Banco Santander Brasil SA	21,676	136,712
Bank of China Ltd., Class H	172,000	71,010
Bank of Montreal	1,328	85,133
BNP Paribas SA	1,047	51,920
Canadian Imperial Bank of Commerce	1,600	121,552
Central Pacific Financial Corp.	3,180	78,005
Credit Agricole SA	7,149	63,301
Customers Bancorp, Inc.(b)	2,541	65,405
Erste Group Bank AG	1,223	32,412
FCB Financial Holdings, Inc., Class A(b)	360	12,589
First BanCorp(b)	3,385	15,537
First NBC Bank Holding Co.(b)	2,160	41,105
Fulton Financial Corp.	2,650	36,173
Great Western Bancorp, Inc.	670	22,224
Hope Bancorp, Inc.	4,015	61,711

Common Stocks (continued)

Issuer	Shares	Value ($)
HSBC Holdings PLC	23,840	156,209
International Bancshares Corp.	2,295	62,929
Intesa Sanpaolo SpA	38,478	84,746
Royal Bank of Canada	1,669	101,739
Societe Generale SA	1,448	49,465
Sumitomo Mitsui Financial Group, Inc.	1,200	38,039
Toronto-Dominion Bank (The)	400	17,429
Woori Finance Holdings Co., Ltd.	1,792	16,170
Total		1,563,954
Capital Markets —%
Arlington Asset Investment Corp., Class A	3,335	46,456
Cowen Group, Inc., Class A(b)	3,280	10,234
KCG Holdings, Inc., Class A(b)	4,545	68,766
Piper Jaffray Companies(b)	240	9,922
Total		135,378
Consumer Finance —%
Nelnet, Inc., Class A	1,805	72,940
Diversified Financial Services —%
Cardtronics PLC, Class A(b)	400	17,596
Insurance 0.1%
Allianz SE, Registered Shares	916	131,391
American Equity Investment Life Holding Co.	3,407	54,274
Employers Holdings, Inc.	285	8,128
Heritage Insurance Holdings, Inc.	3,495	43,303
Maiden Holdings Ltd.	5,450	76,137
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	452	75,396
National General Holdings Corp.	1,000	20,630
NN Group NV	3,960	106,808
Power Corp. of Canada	3,929	85,582
Swiss Re AG	1,275	107,017
Universal Insurance Holdings, Inc.	3,731	81,112
Total		789,778
Real Estate Investment Trusts (REITs) 0.2%
Apollo Commercial Real Estate Finance, Inc.	475	7,719
Armada Hoffler Properties, Inc.	1,275	19,087
Ashford Hospitality Prime, Inc.	1,725	25,944
CBL & Associates Properties, Inc.	6,050	74,354
Chesapeake Lodging Trust	950	24,007

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Coresite Realty Corp.	1,025	84,593
CubeSmart	540	16,043
CYS Investments, Inc.	9,550	85,472
Invesco Mortgage Capital, Inc.	2,500	36,000
Lexington Realty Trust	1,050	11,414
Mack-Cali Realty Corp.	3,115	87,843
National Health Investors, Inc.	275	21,607
National Storage Affiliates Trust	1,700	36,329
PS Business Parks, Inc.	698	77,401
RLJ Lodging Trust	2,535	60,181
Ryman Hospitality Properties, Inc.	625	35,150
Select Income REIT	1,575	43,722
Sovran Self Storage, Inc.	155	15,867
STORE Capital Corp.	535	16,687
Summit Hotel Properties, Inc.	5,750	81,535
Sunstone Hotel Investors, Inc.	2,133	28,369
WP Glimcher, Inc.	6,600	83,688
Total		973,012
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	77,200	117,156
Wheelock & Co., Ltd.	16,011	85,858
Total		203,014
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc.(b)	3,815	64,168
Essent Group Ltd.(b)	1,375	32,945
Flagstar Bancorp, Inc.(b)	2,775	73,288
HomeStreet, Inc.(b)	1,075	23,973
MGIC Investment Corp.(b)	10,585	76,106
Radian Group, Inc.	6,415	82,753
Walker & Dunlop, Inc.(b)	2,445	57,873
Washington Federal, Inc.	3,275	81,875
Total		492,981
Total Financials		4,248,653
HEALTH CARE 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	780	28,891
Acorda Therapeutics, Inc.(b)	1,245	31,474
Alder Biopharmaceuticals, Inc.(b)	1,125	36,112

Common Stocks (continued)

Issuer	Shares	Value ($)
AMAG Pharmaceuticals, Inc.(b)	1,010	26,795
ARIAD Pharmaceuticals, Inc.(b)	2,310	21,968
Arrowhead Pharmaceuticals, Inc.(b)	4,800	28,608
Dynavax Technologies Corp.(b)	1,700	26,231
Insys Therapeutics, Inc.(b)	2,250	35,213
Keryx Biopharmaceuticals, Inc.(b)	6,355	46,773
Ligand Pharmaceuticals, Inc.(b)	420	56,650
Novavax, Inc.(b)	3,995	29,243
Sage Therapeutics, Inc.(b)	415	18,617
Spark Therapeutics, Inc.(b)	665	38,530
TESARO, Inc.(b)	395	36,830
Ultragenyx Pharmaceutical, Inc.(b)	490	31,007
Total		492,942
Health Care Equipment & Supplies —%
Analogic Corp.	845	70,997
Globus Medical, Inc., Class A(b)	1,350	30,983
Halyard Health, Inc.(b)	680	23,521
Masimo Corp.(b)	785	41,581
Merit Medical Systems, Inc.(b)	1,658	38,864
OraSure Technologies, Inc.(b)	3,750	25,575
Orthofix International NV(b)	1,560	73,944
Total		305,465
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,400	52,615
Magellan Health, Inc.(b)	1,020	69,839
Molina Healthcare, Inc.(b)	1,360	77,262
Owens & Minor, Inc.	1,357	48,458
Sinopharm Group Co. Class H	1,600	7,773
Triple-S Management Corp., Class B(b)	2,470	61,380
WellCare Health Plans, Inc.(b)	100	10,680
Total		328,007
Life Sciences Tools & Services —%
Cambrex Corp.(b)	427	22,379
INC Research Holdings, Inc. Class A(b)	1,680	74,777
Pra Health Sciences, Inc.(b)	1,485	68,874
Total		166,030
Pharmaceuticals 0.1%
GlaxoSmithKline PLC	3,640	81,317
Impax Laboratories, Inc.(b)	2,520	79,179
Novo Nordisk A/S, Class B	1,872	106,661

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	682	174,159
Sanofi	1,666	141,836
Supernus Pharmaceuticals, Inc.(b)	2,365	52,550
Teva Pharmaceutical Industries Ltd.	1,754	96,001
Total		731,703
Total Health Care		2,024,147
INDUSTRIALS 0.3%
Air Freight & Logistics —%
Royal Mail PLC	14,274	96,249
Airlines —%
Hawaiian Holdings, Inc.(b)	1,865	84,914
Japan Airlines Co., Ltd.	3,200	98,652
Qantas Airways Ltd.	7,415	17,803
Total		201,369
Building Products 0.1%
Continental Building Product(b)	3,190	74,805
Gibraltar Industries, Inc.(b)	990	34,927
NCI Building Systems, Inc.(b)	3,525	57,176
Universal Forest Products, Inc.	890	96,227
Total		263,135
Commercial Services & Supplies —%
Brady Corp., Class A	1,380	44,353
Knoll, Inc.	375	9,469
Quad/Graphics, Inc.	3,240	82,166
Tetra Tech, Inc.	1,716	56,508
Total		192,496
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,278	36,649
China Railway Construction Corp., Ltd., Class H	50,000	60,280
Comfort Systems U.S.A., Inc.	150	4,557
EMCOR Group, Inc.	1,410	78,537
Leighton Holdings Ltd.	4,564	101,508
Sinopec Engineering Group Co., Ltd., Class H	21,500	18,807
Skanska AB, Class B	1,656	35,202
Taisei Corp.	2,000	17,987
VINCI SA	1,697	128,804
Total		482,331

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment —%
EnerSys	1,285	80,120
OSRAM Licht AG	1,234	64,138
Prysmian SpA	1,984	46,403
Total		190,661
Machinery 0.1%
Briggs & Stratton Corp.	2,475	56,257
Energy Recovery, Inc.(b)	3,850	41,195
Global Brass & Copper Holdings, Inc.	1,980	56,074
Greenbrier Companies, Inc. (The)	2,250	73,867
KONE OYJ, Class B	153	7,747
Mueller Industries, Inc.	1,225	41,699
Wabash National Corp.(b)	5,390	78,047
Total		354,886
Marine —%
Matson, Inc.	895	33,446
Professional Services —%
Huron Consulting Group, Inc.(b)	1,130	69,461
RPX Corp.(b)	6,270	63,139
Total		132,600
Road & Rail —%
ArcBest Corp.	2,005	37,514
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	1,590	74,650
ITOCHU Corp.	3,200	36,281
MRC Global, Inc.(b)	5,095	67,407
Total		178,338
Total Industrials		2,163,025
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
NETGEAR, Inc.(b)	1,669	85,836
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.(b)	3,375	79,110
Hon Hai Precision Industry Co., Ltd.	50,000	137,980
Insight Enterprises, Inc.(b)	1,305	34,713
InvenSense, Inc.(b)	2,180	14,780
MTS Systems Corp.	1,185	56,205
Sanmina Corp.(b)	2,605	66,011

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
SYNNEX Corp.	853	85,752
Tech Data Corp.(b)	1,062	82,762
Total		557,313
Internet Software & Services 0.1%
EarthLink Holdings Corp.	11,120	75,394
j2 Global, Inc.	713	47,657
LogMeIn, Inc.(b)	585	50,257
Mixi, Inc.	3,000	107,469
NetEase, Inc., ADR	700	142,989
RetailMeNot, Inc.(b)	7,572	63,226
Web.com Group, Inc.(b)	375	7,073
Total		494,065
IT Services —%
CSG Systems International, Inc.	1,190	47,909
EVERTEC, Inc.	3,990	68,628
NeuStar, Inc., Class A(b)	2,932	73,857
Sykes Enterprises, Inc.(b)	1,740	53,401
Syntel, Inc.(b)	475	21,522
Total		265,317
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	11,870	74,662
Diodes, Inc.(b)	970	17,955
Entegris, Inc.(b)	3,675	62,806
Silicon Laboratories, Inc.(b)	270	14,385
Synaptics, Inc.(b)	1,476	76,678
Taiwan Semiconductor Manufacturing Co., Ltd.	20,000	108,034
Xcerra Corp.(b)	5,727	34,935
Total		389,455
Software —%
Aspen Technology, Inc.(b)	2,215	92,786
AVG Technologies NV(b)	2,505	61,949
Check Point Software Technologies Ltd.(b)	100	7,688
Mentor Graphics Corp.	3,445	73,585
MicroStrategy, Inc., Class A(b)	146	25,534
Qualys, Inc.(b)	1,240	38,924
RealPage, Inc.(b)	1,075	27,036
VASCO Data Security International, Inc.(b)	1,425	23,812
Total		351,314

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals —%
Foxconn Technology Co., Ltd.	40,000	97,069
Seiko Epson Corp.	1,300	22,873
Total		119,942
Total Information Technology		2,263,242
MATERIALS 0.2%
Chemicals 0.1%
Chemtura Corp.(b)	2,325	65,309
Innophos Holdings, Inc.	260	11,196
Innospec, Inc.	1,380	69,372
Lotte Chemical Corp.	126	34,237
Mitsubishi Chemical Holdings Corp.	19,200	103,709
Rayonier Advanced Materials, Inc.	2,200	30,294
Trinseo SA	1,550	77,174
Total		391,291
Construction Materials —%
US Concrete, Inc.(b)	1,109	71,531
Metals & Mining 0.1%
Carpenter Technology Corp.	915	35,914
Commercial Metals Co.	618	10,222
Eregli Demir ve Celik Fabrikalari TAS	58,779	89,326
Materion Corp.	590	15,582
Rio Tinto PLC	4,086	133,108
Schnitzer Steel Industries, Inc., Class A	2,525	49,212
Severstal PJSC	5,505	66,170
Total		399,534
Paper & Forest Products —%
UPM-Kymmene OYJ	5,638	116,170
Total Materials		978,526
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Emirates Telecommunications Group Co. PJSC	11,720	63,819
General Communication, Inc., Class A(b)	3,540	54,480
Nippon Telegraph & Telephone Corp.	2,800	133,055
Telenor ASA	4,057	67,752
Total		319,106

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	3,200	86,926
Shenandoah Telecommunications Co.	1,420	58,334
Total		145,260
Total Telecommunication Services		464,366
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	600	8,815
Endesa SA	752	15,802
IDACORP, Inc.	990	80,041
Korea Electric Power Corp.	2,458	134,573
Portland General Electric Co.	609	26,595
Tokyo Electric Power Co. Holdings, Inc.(b)	8,600	33,731
Transmissora Alianca de Energia Eletrica SA	3,909	31,177
Total		330,734
Gas Utilities —%
Chesapeake Utilities Corp.	985	63,109
Northwest Natural Gas Co.	440	28,574
Southwest Gas Corp.	1,215	94,162
Total		185,845

Common Stocks (continued)

Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	240	10,954
Water Utilities —%
SJW Corp.	1,665	70,529
Total Utilities		598,062
Total Common Stocks (Cost: $16,009,810)		16,712,813
Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.439%(a)(c)	40,218,811	40,218,811
Total Money Market Funds (Cost: $40,218,811)		40,218,811
Total Investments (Cost: $632,142,662)		674,276,622
Other Assets & Liabilities, Net		3,837,714
Net Assets		678,114,336

At July 31, 2016, cash totaling $3,682,387 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	09/08/2016	436,000	BRL	130,672	USD	—	(2,077)
JPMorgan	09/08/2016	71,000	CAD	54,450	USD	58	—
JPMorgan	09/08/2016	622,000	CNY	92,624	USD	—	(1,043)
JPMorgan	09/08/2016	93,000	EUR	103,188	USD	—	(944)
JPMorgan	09/08/2016	251,000	ILS	65,145	USD	—	(720)
JPMorgan	09/08/2016	180,567,000	KRW	157,325	USD	—	(4,960)
JPMorgan	09/08/2016	288,000	NOK	34,241	USD	103	—
JPMorgan	09/08/2016	1,447,000	THB	41,073	USD	—	(440)
JPMorgan	09/08/2016	101,000	TRY	34,368	USD	860	—
JPMorgan	09/08/2016	5,722,000	TWD	178,328	USD	—	(1,926)
JPMorgan	09/08/2016	20,865	USD	28,000	AUD	386	—
JPMorgan	09/08/2016	177,749	USD	234,000	AUD	—	(149)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at July 31, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	09/08/2016	151,035	USD	148,000	CHF	2,001	—
JPMorgan	09/08/2016	177,746	USD	135,000	GBP	1,031	—
JPMorgan	09/08/2016	130,282	USD	8,802,000	INR	911	—
JPMorgan	09/08/2016	154,039	USD	16,099,000	JPY	3,954	—
JPMorgan	09/08/2016	27,473	USD	109,000	MYR	—	(455)
JPMorgan	09/08/2016	41,280	USD	349,000	SEK	—	(419)
JPMorgan	09/08/2016	68,300	USD	92,000	SGD	301	—
JPMorgan	09/08/2016	115,582	USD	1,693,000	ZAR	5,465	—
Total						15,070	(13,133)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	18	USD	2,190,600	09/2016	130,905	—
S&P 500 E-mini	275	USD	29,812,750	09/2016	1,530,964	—
S&P Mid 400 E-mini	48	USD	7,473,120	09/2016	383,881	—
U.S. Long Bond	29	USD	5,058,688	09/2016	335,256	—
U.S. Treasury 10-Year Note	124	USD	16,497,813	09/2016	406,197	—
U.S. Treasury 5-Year Note	39	USD	4,758,609	09/2016	72,141	—
U.S. Ultra Bond	47	USD	8,954,969	09/2016	725,519	—
mini MSCI Emerging Markets Index	83	USD	3,658,225	09/2016	350,902	—
Total			78,404,774		3,935,765	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(204)	EUR	(6,803,391)	09/2016	—	(375,082)
FTSE 100 Index	(76)	GBP	(6,715,370)	09/2016	—	(450,314)
S&P/TSE 60 Index	(16)	CAD	(2,072,470)	09/2016	—	(89,019)
Total			(15,591,231)		—	(914,415)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	3,289,000	—	(69,498)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	7,500,000	—	(42,034)
Total						—	(111,532)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,891,611	13,803	—	(105,031)	6,978	1,807,361	—	—	1,945,782
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	—	4,536,456	—	—	4,315,408
Columbia Commodity Strategy Fund, Class I Shares	—	12,716,583	—	—	—	12,716,583	—	—	12,042,334
Columbia Contrarian Core Fund, Class I Shares	48,346,710	11,414	—	(3,670,150)	1,473,727	46,161,701	—	—	54,488,457
Columbia Corporate Income Fund, Class I Shares	28,003,822	546,478	—	(1,989,009)	(20,490)	26,540,801	—	439,919	26,826,087
Columbia Disciplined Core Fund, Class I Shares	24,099,942	43,156	—	(1,325,258)	773,367	23,591,207	—	—	41,074,955
Columbia Disciplined Growth Fund, Class I Shares	47,716,779	95,915	—	(1,271,083)	301,458	46,843,069	—	—	45,418,051
Columbia Disciplined Small Core Fund, Class I Shares	13,334,917	244,422	—	(261,107)	(92,248)	13,225,984	—	—	10,825,118
Columbia Disciplined Value Fund, Class I Shares	69,430,916	148,578	—	(3,115,994)	(131,825)	66,331,675	—	—	66,698,613
Columbia Diversified Absolute Return Fund, Class I Shares	10,209,284	111,521	—	(250,276)	(11,347)	10,059,182	—	—	9,666,468
Columbia Emerging Markets Bond Fund, Class I Shares	3,565,142	43,243	—	(346,936)	(11,330)	3,250,119	—	38,195	3,365,102

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Underlying Fund Reorganization Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Emerging Markets Fund, Class I Shares	33,841,002	6,701,974	—	(195,841)	4,055	40,351,190	—	—	41,576,907
Columbia European Equity Fund, Class I Shares	27,987,446	527,797	—	(1,293,596)	165,955	27,387,602	—	—	27,617,830
Columbia High Yield Bond Fund, Class I Shares	24,675,091	622,312	—	(1,582,026)	(114,756)	23,600,621	—	596,223	23,468,739
Columbia Income Opportunities Fund, Class I Shares	22,182,907	570,958	—	(7,811,954)	286,241	15,228,152	—	546,834	15,163,307
Columbia Large Cap Growth Fund, Class I Shares	13,239,271	198,333	—	(432,704)	238,644	13,243,544	—	—	21,098,045
Columbia Mortgage Opportunities Fund, Class I Shares	4,062,647	90,036	—	(151,885)	(5,906)	3,994,892	—	71,465	3,924,735
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	5,620,332	61,661	(4,816,434)	(1,635,298)	769,739	—	—	—	—
Columbia Multi-Asset Income Fund, Class I Shares	10,956,955	290,207	—	—	—	11,247,162	—	290,207	11,004,491
Columbia Overseas Value Fund, Class I Shares	40,998,025	398,170	—	(1,555,858)	(190,749)	39,649,588	—	—	36,245,977
Columbia Pacific/ Asia Fund, Class I Shares	24,802,095	280,942	—	(1,623,879)	331,857	23,791,015	—	88,463	28,957,564
Columbia Select Large Cap Equity Fund, Class I Shares	51,782,344	47,405	—	(2,237,879)	(415,789)	49,176,081	—	44,392	47,187,991
Columbia Select Large Cap Growth Fund, Class I Shares	26,961,639	1,407,083	—	(978,969)	244,810	27,634,563	316,087	—	32,503,961
Columbia Select Large-Cap Value Fund, Class I Shares	19,190,424	92,168	—	(2,149,122)	878,075	18,011,545	—	—	24,869,851
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,586,442	85,850	4,816,434	(2,226,842)	206,916	7,468,800	—	—	7,838,145
Columbia Short-Term Cash Fund	46,742,052	38,696,052	—	(45,219,293)	—	40,218,811	—	94,195	40,218,811
Columbia Small Cap Growth Fund I, Class I Shares	4,119,379	57,034	—	(398,764)	(206,088)	3,571,561	—	—	2,728,285
Columbia U.S. Government Mortgage Fund, Class I Shares	16,794,404	327,382	—	(621,869)	(6,330)	16,493,587	—	202,983	16,492,795
Total	629,678,034	64,430,477	—	(82,450,623)	4,474,964	616,132,852	316,087	2,412,876	657,563,809

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at July 31, 2016.

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  China, Yuan Renminbi

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MYR  Malaysia Ringgits

NOK  Norwegian Krone

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Capital Allocation Aggressive Portfolio

July 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	489,129,750	—	—	489,129,750
Fixed-Income Funds	89,240,765	—	—	89,240,765
Alternative Investment Funds	38,974,483	—	—	38,974,483
Common Stocks
Consumer Discretionary	1,468,260	664,940	—	2,133,200
Consumer Staples	614,291	471,089	—	1,085,380
Energy	293,577	460,635	—	754,212
Financials	3,061,755	1,186,898	—	4,248,653
Health Care	1,363,785	660,362	—	2,024,147
Industrials	1,396,515	766,510	—	2,163,025
Information Technology	1,789,817	473,425	—	2,263,242
Materials	435,806	542,720	—	978,526
Telecommunication Services	112,814	351,552	—	464,366
Utilities	405,141	192,921	—	598,062
Total Common Stocks	10,941,761	5,771,052	—	16,712,813
Investments measured at net asset value
Money Market Funds	—	—	—	40,218,811
Total Investments	628,286,759	5,771,052	—	674,276,622
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	15,070	—	15,070
Futures Contracts	3,935,765	—	—	3,935,765
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13,133)	—	(13,133)
Futures Contracts	(914,415)	—	—	(914,415)
Swap Contracts	—	(111,532)	—	(111,532)
Total	631,308,109	5,661,457	—	677,188,377

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2016 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $7,465,333, $11,834,748, $27,133,084)	$7,656,017	$12,039,126	$28,256,541
Affiliated issuers (identified cost $272,612,345, $621,057,601, $1,472,526,005)	273,646,663	631,824,143	1,535,996,684
Total investments (identified cost $280,077,678, $632,892,349, $1,499,659,089)	281,302,680	643,863,269	1,564,253,225
Foreign currency (identified cost $—, $10, $—)	—	10	—
Margin deposits	1,370,350	3,482,479	8,514,802
Unrealized appreciation on forward foreign currency exchange contracts	4,083	6,247	17,784
Receivable for:
Investments sold	5,214	277,837	414,673
Capital shares sold	371,429	263,771	806,974
Dividends	349,223	683,208	1,626,767
Foreign tax reclaims	6,230	14,631	7,565
Variation margin	158,323	455,936	997,174
Prepaid expenses	4,121	5,543	9,103
Other assets	21,945	3,977	23,988
Total assets	283,593,598	649,056,908	1,576,672,055
Liabilities
Due to custodian	—	38	141
Unrealized depreciation on forward foreign currency exchange contracts	1,193	1,837	15,870
Payable for:
Investments purchased	362,056	663,529	1,593,802
Capital shares purchased	195,183	745,328	1,440,345
Variation margin	32,994	67,414	127,038
Management services fees	720	1,433	2,356
Distribution and/or service fees	2,896	6,227	14,900
Transfer agent fees	18,527	43,973	84,927
Plan administration fees	1	—	1
Compensation of board members	79,866	31,014	39,458
Other expenses	32,873	43,675	92,830
Other liabilities	—	—	162
Total liabilities	726,309	1,604,468	3,411,830
Net assets applicable to outstanding capital stock	$282,867,289	$647,452,440	$1,573,260,225

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Represented by
Paid-in capital	$282,522,962	$637,440,195	$1,505,608,900
Undistributed net investment income	480,456	620,260	1,523,552
Accumulated net realized gain (loss)	(2,571,433)	(4,735,535)	(5,810,040)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	190,684	204,378	1,123,457
Investments — affiliated issuers	1,034,318	10,766,542	63,470,679
Foreign currency translations	165	2,959	4,962
Forward foreign currency exchange contracts	2,890	4,410	1,914
Futures contracts	1,303,450	3,331,044	7,602,577
Swap contracts	(96,203)	(181,813)	(265,776)
Total — representing net assets applicable to outstanding capital stock	$282,867,289	$647,452,440	$1,573,260,225
Class A
Net assets	$227,308,417	$522,165,715	$1,349,156,651
Shares outstanding	22,865,940	49,154,086	123,465,220
Net asset value per share	$9.94	$10.62	$10.93
Maximum offering price per share(a)	$10.44	$11.27	$11.60
Class B
Net assets	$2,413,961	$5,972,747	$18,999,836
Shares outstanding	243,627	565,536	1,748,231
Net asset value per share	$9.91	$10.56	$10.87
Class C
Net assets	$46,733,689	$90,342,864	$189,651,867
Shares outstanding	4,727,727	8,621,661	17,491,086
Net asset value per share	$9.89	$10.48	$10.84
Class K
Net assets	$100,520	$55,461	$77,843
Shares outstanding	10,217	5,300	7,132
Net asset value per share	$9.84	$10.46	$10.92 (b)
Class R
Net assets	$620,117	$2,728,801	$2,157,219
Shares outstanding	62,411	256,462	197,948
Net asset value per share	$9.94	$10.64	$10.90
Class R4
Net assets	$786,077	$796,544	$219,952
Shares outstanding	79,579	75,616	20,351
Net asset value per share	$9.88	$10.53	$10.81

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class R5
Net assets	$501,376	$1,907,147	$5,706,077
Shares outstanding	50,754	181,141	528,115
Net asset value per share	$9.88	$10.53	$10.80
Class Y
Net assets	$707,435	$578,509	$3,301,118
Shares outstanding	71,687	55,601	305,496
Net asset value per share	$9.87	$10.40	$10.81
Class Z
Net assets	$3,695,697	$22,904,652	$3,989,662
Shares outstanding	371,868	2,184,185	365,532
Net asset value per share	$9.94	$10.49	$10.91

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $27,034,547, $16,009,810)	$27,909,320	$16,712,813
Affiliated issuers (identified cost $2,031,971,830, $616,132,852)	2,136,997,591	657,563,809
Total investments (identified cost $2,059,006,377, $632,142,662)	2,164,906,911	674,276,622
Foreign currency (identified cost $5,160, $—)	5,159	—
Margin deposits	14,971,476	3,682,387
Unrealized appreciation on forward foreign currency exchange contracts	12,261	15,070
Receivable for:
Investments sold	1,539,942	291,974
Capital shares sold	548,992	249,969
Dividends	1,585,114	302,322
Foreign tax reclaims	5,852	6,145
Variation margin	1,459,941	280,870
Prepaid expenses	11,447	5,634
Trustees' deferred compensation plan	82,809	—
Other assets	5,578	20,347
Total assets	2,185,135,482	679,131,340
Liabilities
Due to custodian	4,257	70
Unrealized depreciation on forward foreign currency exchange contracts	11,343	13,133
Payable for:
Investments purchased	1,501,115	279,811
Capital shares purchased	2,678,853	536,458
Variation margin	174,676	53,539
Management services fees	5,138	1,277
Distribution and/or service fees	18,984	6,275
Transfer agent fees	171,236	43,240
Compensation of board members	154,429	25,895
Other expenses	118,429	57,172
Trustees' deferred compensation plan	82,809	—
Other liabilities	113	134
Total liabilities	4,921,382	1,017,004
Net assets applicable to outstanding capital stock	$2,180,214,100	$678,114,336

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Represented by
Paid-in capital	$2,044,170,993	$632,256,897
Undistributed net investment income	854,082	729,518
Accumulated net realized gain (loss)	14,147,738	84,957
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	874,773	703,003
Investments — affiliated issuers	105,025,761	41,430,957
Foreign currency translations	(4,141)	(2,751)
Forward foreign currency exchange contracts	918	1,937
Futures contracts	15,509,066	3,021,350
Swap contracts	(365,090)	(111,532)
Total — representing net assets applicable to outstanding capital stock	$2,180,214,100	$678,114,336
Class A
Net assets	$1,718,950,371	$587,303,959
Shares outstanding	144,048,760	49,362,957
Net asset value per share	$11.93	$11.90
Maximum offering price per share(a)	$12.66	$12.63
Class B
Net assets	$23,207,246	$9,859,577
Shares outstanding	1,971,118	832,948
Net asset value per share	$11.77	$11.84
Class C
Net assets	$219,813,942	$73,246,531
Shares outstanding	18,352,864	6,303,155
Net asset value per share	$11.98	$11.62
Class K
Net assets	$2,459	$66,723
Shares outstanding	207	5,593
Net asset value per share	$11.89 (b)	$11.93
Class R
Net assets	$3,307,600	$1,048,470
Shares outstanding	277,544	88,812
Net asset value per share	$11.92	$11.81
Class R4
Net assets	$1,337,355	$592,325
Shares outstanding	111,236	50,630
Net asset value per share	$12.02	$11.70
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2016 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class R5
Net assets	$4,944,050	$1,258,871
Shares outstanding	411,422	107,624
Net asset value per share	$12.02	$11.70
Class T
Net assets	$88,917,216	$—
Shares outstanding	7,451,183	—
Net asset value per share	$11.93	$—
Maximum offering price per share(a)	$12.66	$—
Class Y
Net assets	$1,299,243	$2,044,899
Shares outstanding	110,329	174,882
Net asset value per share	$11.78	$11.69
Class Z
Net assets	$118,434,618	$2,692,981
Shares outstanding	9,941,602	227,004
Net asset value per share	$11.91	$11.86

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2016 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$170,449	$264,115	$397,258
Dividends — affiliated issuers	2,548,562	5,201,800	11,873,757
Interest	153	658	2,238
Foreign taxes withheld	(14,869)	(23,653)	(25,899)
Total income	2,704,295	5,442,920	12,247,354
Expenses:
Management services fees	114,641	227,875	407,231
Distribution and/or service fees
Class A	274,974	631,853	1,640,160
Class B	13,897	34,069	105,829
Class C	224,425	435,902	912,691
Class R	1,453	7,626	3,923
Transfer agent fees
Class A	125,005	282,889	688,167
Class B	1,583	3,821	11,122
Class C	25,501	48,794	95,719
Class K	24	7	67
Class R	330	1,719	821
Class R4	193	429	110
Class R5	120	412	1,319
Class Z	1,896	13,438	1,588
Plan administration fees
Class K	121	36	333
Compensation of board members	9,918	10,531	16,996
Custodian fees	19,621	21,649	21,503
Printing and postage fees	19,710	36,827	101,279
Registration fees	54,476	54,664	63,863
Audit fees	9,692	9,692	9,692
Legal fees	4,737	6,348	10,432
Other	7,051	10,265	16,729
Total expenses	909,368	1,838,846	4,109,574
Expense reductions	—	(80)	(60)
Total net expenses	909,368	1,838,766	4,109,514
Net investment income	1,794,927	3,604,154	8,137,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF OPERATIONS (continued)

Six Months Ended July 31, 2016 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(38,978)	$(122,680)	$(899,729)
Investments — affiliated issuers	(1,406,116)	(1,828,525)	262,384
Capital gain distributions from underlying affiliated funds	—	—	404,099
Foreign currency translations	19,402	58,742	106,723
Forward foreign currency exchange contracts	(9,510)	(14,644)	(28,610)
Futures contracts	148,623	800,828	3,283,575
Swap contracts	(137,474)	(240,924)	(260,500)
Net realized gain (loss)	(1,424,053)	(1,347,203)	2,867,942
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	543,386	938,093	4,081,462
Investments — affiliated issuers	16,168,245	39,998,587	109,427,194
Foreign currency translations	1,252	7,552	10,140
Forward foreign currency exchange contracts	7,991	12,300	11,310
Futures contracts	1,005,295	2,800,513	6,368,121
Swap contracts	(74,604)	(148,779)	(265,776)
Net change in unrealized appreciation	17,651,565	43,608,266	119,632,451
Net realized and unrealized gain	16,227,512	42,261,063	122,500,393
Net increase in net assets resulting from operations	$18,022,439	$45,865,217	$130,638,233

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF OPERATIONS (continued)

Six Months Ended July 31, 2016 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$343,536	$274,800
Dividends — affiliated issuers	12,002,865	2,412,876
Interest	5,383	833
Foreign taxes withheld	(18,903)	(21,348)
Total income	12,332,881	2,667,161
Expenses:
Management services fees	926,580	236,089
Distribution and/or service fees
Class A	2,089,045	706,491
Class B	133,486	54,024
Class C	1,057,671	348,008
Class R	8,088	2,722
Class T	108,141	—
Transfer agent fees
Class A	1,251,871	351,710
Class B	20,042	6,738
Class C	158,425	43,303
Class K	9	15
Class R	2,428	678
Class R4	918	423
Class R5	1,128	288
Class T	64,801	—
Class Z	86,320	1,390
Plan administration fees
Class K	45	76
Compensation of board members	25,485	10,475
Custodian fees	28,976	22,908
Printing and postage fees	144,956	53,820
Registration fees	65,328	59,441
Audit fees	10,808	10,718
Legal fees	13,161	6,459
Other	22,095	10,166
Total expenses	6,219,807	1,925,942
Expense reductions	(9,774)	(120)
Total net expenses	6,210,033	1,925,822
Net investment income	6,122,848	741,339

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF OPERATIONS (continued)

Six Months Ended July 31, 2016 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(963,724)	$(447,127)
Investments — affiliated issuers	12,940,956	4,474,964
Capital gain distributions from underlying affiliated funds	787,815	316,087
Foreign currency translations	96,446	30,928
Forward foreign currency exchange contracts	(19,676)	(24,270)
Futures contracts	7,575,028	1,741,500
Swap contracts	(352,704)	(106,040)
Net realized gain (loss)	20,064,141	5,986,042
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,308,805	2,188,530
Investments — affiliated issuers	152,637,241	54,173,069
Foreign currency translations	(4,134)	(2,744)
Forward foreign currency exchange contracts	7,825	10,602
Futures contracts	17,964,108	3,242,291
Swap contracts	(365,090)	(111,532)
Net change in unrealized appreciation	174,548,755	59,500,216
Net realized and unrealized gain	194,612,896	65,486,258
Net increase in net assets resulting from operations	$200,735,744	$66,227,597

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations
Net investment income	$1,794,927	$4,915,716	$3,604,154	$11,595,181
Net realized gain (loss)	(1,424,053)	5,070,209	(1,347,203)	22,242,537
Net change in unrealized appreciation (depreciation)	17,651,565	(18,185,256)	43,608,266	(51,708,726)
Net increase (decrease) in net assets resulting from operations	18,022,439	(8,199,331)	45,865,217	(17,871,008)
Distributions to shareholders
Net investment income
Class A	(1,585,687)	(4,448,036)	(3,337,205)	(10,811,068)
Class B	(9,906)	(57,097)	(19,536)	(138,567)
Class C	(158,718)	(547,575)	(257,128)	(1,186,601)
Class K	(739)	(1,945)	(182)	(66)
Class R	(3,455)	(7,103)	(14,361)	(74,076)
Class R4	(2,219)	(3,344)	(5,474)	(24,707)
Class R5	(4,336)	(4,091)	(15,448)	(10,527)
Class Y	(3,539)	(1,638)	(4,506)	(188)
Class Z	(28,130)	(66,888)	(190,417)	(602,055)
Net realized gains
Class A	(1,943,762)	(4,217,753)	(9,926,177)	(15,881,079)
Class B	(21,611)	(84,291)	(120,025)	(329,065)
Class C	(403,214)	(858,561)	(1,739,288)	(2,747,116)
Class K	(866)	(1,788)	(1,059)	(93)
Class R	(5,220)	(8,908)	(48,866)	(117,251)
Class R4	(3,795)	(3,054)	(15,374)	(31,447)
Class R5	(4,277)	(3,797)	(36,592)	(12,668)
Class Y	(4,552)	(1,675)	(10,714)	(258)
Class Z	(30,895)	(54,705)	(462,330)	(790,424)
Total distributions to shareholders	(4,214,921)	(10,372,249)	(16,204,682)	(32,757,256)
Increase (decrease) in net assets from capital stock activity	1,289,495	(18,116,381)	(1,962,061)	(12,096,589)
Total increase (decrease) in net assets	15,097,013	(36,687,961)	27,698,474	(62,724,853)
Net assets at beginning of period	267,770,276	304,458,237	619,753,966	682,478,819
Net assets at end of period	$282,867,289	$267,770,276	$647,452,440	$619,753,966
Undistributed (excess of distributions over) net investment income	$480,456	$482,258	$620,260	$860,363

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations
Net investment income	$8,137,840	$25,694,452	$6,122,848	$30,831,267
Net realized gain (loss)	2,867,942	90,021,363	20,064,141	117,283,107
Net change in unrealized appreciation (depreciation)	119,632,451	(159,127,232)	174,548,755	(220,323,423)
Net increase (decrease) in net assets resulting from operations	130,638,233	(43,411,417)	200,735,744	(72,209,049)
Distributions to shareholders
Net investment income
Class A	(8,201,178)	(27,562,443)	(4,333,301)	(31,928,009)
Class B	(53,206)	(366,818)	—	(403,740)
Class C	(471,022)	(2,312,461)	—	(2,383,812)
Class K	(1,825)	(6,180)	(117)	(1,839)
Class R	(7,917)	(25,036)	(4,331)	(61,435)
Class R4	(1,584)	(3,442)	(4,670)	(24,085)
Class R5	(41,899)	(49,239)	(19,689)	(57,960)
Class T	—	—	(224,260)	(1,678,969)
Class Y	(18,433)	(5,079)	(2,777)	(5,799)
Class Z	(24,567)	(57,266)	(443,748)	(2,545,167)
Net realized gains
Class A	(31,154,113)	(77,452,249)	(39,229,681)	(100,812,247)
Class B	(461,973)	(1,745,165)	(564,400)	(2,379,517)
Class C	(4,401,939)	(10,404,243)	(4,988,515)	(12,245,374)
Class K	(6,205)	(16,894)	(58)	(5,407)
Class R	(38,730)	(84,727)	(72,362)	(230,256)
Class R4	(5,084)	(6,698)	(30,351)	(65,357)
Class R5	(130,859)	(110,284)	(110,119)	(130,866)
Class T	—	—	(2,031,298)	(5,315,962)
Class Y	(66,894)	(11,037)	(14,503)	(11,157)
Class Z	(83,947)	(139,513)	(2,729,725)	(7,066,677)
Total distributions to shareholders	(45,171,375)	(120,358,774)	(54,803,905)	(167,353,635)
Increase (decrease) in net assets from capital stock activity	(18,674,919)	(705,114)	(57,064,198)	9,089,709
Total increase (decrease) in net assets	66,791,939	(164,475,305)	88,867,641	(230,472,975)
Net assets at beginning of period	1,506,468,286	1,670,943,591	2,091,346,459	2,321,819,434
Net assets at end of period	$1,573,260,225	$1,506,468,286	$2,180,214,100	$2,091,346,459
Undistributed (excess of distributions over) net investment income	$1,523,552	$2,207,343	$854,082	$(235,873)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations
Net investment income	$741,339	$7,358,674
Net realized gain (loss)	5,986,042	43,822,743
Net change in unrealized appreciation (depreciation)	59,500,216	(76,946,677)
Net increase (decrease) in net assets resulting from operations	66,227,597	(25,765,260)
Distributions to shareholders
Net investment income
Class A	—	(9,360,758)
Class B	—	(120,732)
Class C	—	(640,020)
Class K	—	(994)
Class R	—	(15,063)
Class R4	—	(22,722)
Class R5	—	(21,607)
Class Y	—	(4,922)
Class Z	—	(34,270)
Net realized gains
Class A	(16,536,111)	(39,256,522)
Class B	(291,442)	(1,044,471)
Class C	(2,097,663)	(4,701,579)
Class K	(1,835)	(3,849)
Class R	(29,114)	(65,849)
Class R4	(16,544)	(54,834)
Class R5	(35,488)	(46,277)
Class Y	(43,531)	(7,475)
Class Z	(75,134)	(117,323)
Total distributions to shareholders	(19,126,862)	(55,519,267)
Increase (decrease) in net assets from capital stock activity	(2,500,544)	49,105,387
Total increase (decrease) in net assets	44,600,191	(32,179,140)
Net assets at beginning of period	633,514,145	665,693,285
Net assets at end of period	$678,114,336	$633,514,145
Undistributed (excess of distributions over) net investment income	$729,518	$(11,821)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016		Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,672,174	16,272,612	2,526,066	25,121,440	2,852,328	29,830,900	5,576,851	60,564,594
Distributions reinvested	342,988	3,333,314	843,495	8,241,451	1,180,245	12,172,351	2,300,914	24,473,485
Redemptions	(2,044,300)	(19,855,786)	(4,741,051)	(47,178,086)	(3,784,804)	(39,512,970)	(8,689,832)	(94,438,223)
Net increase (decrease)	(29,138)	(249,860)	(1,371,490)	(13,815,195)	247,769	2,490,281	(812,067)	(9,400,144)
Class B shares
Subscriptions	10,650	102,316	16,958	170,969	14,642	151,942	33,232	359,669
Distributions reinvested	3,124	30,283	13,764	134,536	12,354	126,733	39,619	420,807
Redemptions(a)	(127,186)	(1,224,198)	(443,974)	(4,416,213)	(246,247)	(2,545,718)	(852,725)	(9,261,357)
Net decrease	(113,412)	(1,091,599)	(413,252)	(4,110,708)	(219,251)	(2,267,043)	(779,874)	(8,480,881)
Class C shares
Subscriptions	528,982	5,110,612	917,744	9,088,962	706,920	7,266,697	1,530,067	16,400,103
Distributions reinvested	55,238	534,367	139,171	1,351,229	180,996	1,842,115	344,213	3,610,210
Redemptions	(507,161)	(4,896,523)	(1,172,463)	(11,568,458)	(772,369)	(7,958,965)	(1,692,662)	(18,082,443)
Net increase (decrease)	77,059	748,456	(115,548)	(1,128,267)	115,547	1,149,847	181,618	1,927,870
Class K shares
Subscriptions	33	315	62	605	4,941	51,506	—	—
Distributions reinvested	163	1,565	376	3,638	115	1,174	3	26
Redemptions	(33)	(312)	(19)	(182)	(33)	(339)	(19)	(199)
Net increase (decrease)	163	1,568	419	4,061	5,023	52,341	(16)	(173)
Class R shares
Subscriptions	16,707	160,830	31,147	315,995	61,204	641,850	360,874	3,845,506
Distributions reinvested	780	7,581	1,611	15,675	5,242	54,158	14,946	157,524
Redemptions	(6,973)	(68,057)	(1,238)	(12,407)	(303,021)	(3,129,783)	(85,630)	(910,701)
Net increase (decrease)	10,514	100,354	31,520	319,263	(236,575)	(2,433,775)	290,190	3,092,329
Class R4 shares
Subscriptions	66,426	645,701	6,500	64,994	16,586	171,664	43,013	459,448
Distributions reinvested	618	5,974	648	6,303	2,033	20,784	5,320	56,026
Redemptions	(2,921)	(28,229)	(7,196)	(71,028)	(50,610)	(506,193)	(29,409)	(315,011)
Net increase (decrease)	64,123	623,446	(48)	269	(31,991)	(313,745)	18,924	200,463
Class R5 shares
Subscriptions	18,430	173,218	34,554	338,277	124,621	1,281,465	54,090	572,346
Distributions reinvested	888	8,572	815	7,792	5,083	51,976	2,218	23,065
Redemptions	(2,811)	(27,413)	(7,172)	(69,298)	(16,802)	(176,257)	(7,985)	(82,485)
Net increase	16,507	154,377	28,197	276,771	112,902	1,157,184	48,323	512,926

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016		Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	54,224	524,357	17,151	165,939	54,311	538,412	962	10,320
Distributions reinvested	834	8,051	339	3,213	1,500	15,156	30	315
Redemptions	(1,089)	(10,623)	(9)	(88)	(1,187)	(12,355)	(366)	(3,908)
Net increase	53,969	521,785	17,481	169,064	54,624	541,213	626	6,727
Class Z shares
Subscriptions	100,523	978,632	213,994	2,096,292	268,492	2,769,570	470,076	5,022,976
Distributions reinvested	5,135	49,866	9,674	94,396	29,790	303,436	58,675	616,172
Redemptions	(56,154)	(547,530)	(204,935)	(2,022,327)	(522,059)	(5,411,370)	(525,729)	(5,594,854)
Net increase (decrease)	49,504	480,968	18,733	168,361	(223,777)	(2,338,364)	3,022	44,294
Total net increase (decrease)	129,289	1,289,495	(1,803,988)	(18,116,381)	(175,729)	(1,962,061)	(1,049,254)	(12,096,589)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016		Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	4,703,582	50,210,768	10,333,555	117,917,557	4,599,221	53,094,033	11,604,996	143,928,857
Distributions reinvested	3,695,157	38,781,618	9,395,199	103,690,280	3,301,923	37,467,892	9,395,759	113,615,323
Redemptions	(10,168,060)	(108,751,745)	(19,550,249)	(222,999,413)	(11,458,633)	(133,149,368)	(19,147,608)	(237,749,912)
Net increase (decrease)	(1,769,321)	(19,759,359)	178,505	(1,391,576)	(3,557,489)	(42,587,443)	1,853,147	19,794,268
Class B shares
Subscriptions	15,909	167,451	56,625	645,503	12,396	138,857	70,638	862,866
Distributions reinvested	49,126	512,809	190,624	2,102,322	45,213	506,389	198,084	2,378,909
Redemptions(a)	(648,287)	(6,861,502)	(2,096,547)	(23,986,672)	(920,446)	(10,480,290)	(2,440,858)	(30,260,236)
Net decrease	(583,252)	(6,181,242)	(1,849,298)	(21,238,847)	(862,837)	(9,835,044)	(2,172,136)	(27,018,461)
Class C shares
Subscriptions	1,408,409	14,936,503	3,249,915	36,695,291	1,251,750	14,524,618	2,871,075	35,637,176
Distributions reinvested	464,699	4,836,369	1,153,671	12,625,304	373,395	4,252,879	1,006,697	12,223,008
Redemptions	(1,774,637)	(18,816,829)	(2,792,354)	(31,606,349)	(1,672,077)	(19,465,857)	(2,513,149)	(31,310,351)
Net increase (decrease)	98,471	956,043	1,611,232	17,714,246	(46,932)	(688,360)	1,364,623	16,549,833
Class K shares
Subscriptions	852	9,090	1,780	20,150	—	—	45	581
Distributions reinvested	759	7,961	2,077	22,887	10	113	586	7,058
Redemptions	(22,632)	(245,516)	(1,142)	(12,932)	(7,907)	(92,059)	(440)	(5,714)
Net increase (decrease)	(21,021)	(228,465)	2,715	30,105	(7,897)	(91,946)	191	1,925
Class R shares
Subscriptions	83,131	890,850	39,494	452,709	63,093	735,175	117,899	1,460,199
Distributions reinvested	4,244	44,398	9,850	108,793	6,231	70,615	23,993	290,150
Redemptions	(19,467)	(209,279)	(59,708)	(670,748)	(110,995)	(1,281,779)	(165,990)	(2,026,526)
Net increase (decrease)	67,908	725,969	(10,364)	(109,246)	(41,671)	(475,989)	(24,098)	(276,177)
Class R4 shares
Subscriptions	—	—	16,349	182,991	15,809	184,578	22,127	277,972
Distributions reinvested	636	6,596	936	9,952	3,059	34,961	7,345	89,265
Redemptions	—	—	(91)	(1,000)	(7,241)	(83,273)	(13,921)	(169,625)
Net increase (decrease)	636	6,596	17,194	191,943	11,627	136,266	15,551	197,612
Class R5 shares
Subscriptions	170,738	1,753,995	360,086	3,972,903	93,206	1,055,600	268,249	3,318,687
Distributions reinvested	16,639	172,687	15,097	159,332	11,349	129,748	15,836	188,647
Redemptions	(30,940)	(329,281)	(10,312)	(113,121)	(8,104)	(95,859)	(20,784)	(246,098)
Net increase	156,437	1,597,401	364,871	4,019,114	96,451	1,089,489	263,301	3,261,236

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016		Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	—	—	—	—	32,490	372,501	55,836	693,652
Distributions reinvested	—	—	—	—	159,719	1,812,368	454,646	5,499,006
Redemptions	—	—	—	—	(374,109)	(4,346,844)	(698,845)	(8,669,705)
Net increase (decrease)	—	—	—	—	(181,900)	(2,161,975)	(188,363)	(2,477,047)
Class Y shares
Subscriptions	268,244	2,826,579	35,546	389,318	77,015	885,854	41,904	498,953
Distributions reinvested	8,219	85,254	1,511	15,923	1,537	17,219	1,461	16,773
Redemptions	(6,952)	(74,547)	(1,284)	(13,155)	(2,681)	(31,160)	(9,094)	(106,618)
Net increase	269,511	2,837,286	35,773	392,086	75,871	871,913	34,271	409,108
Class Z shares
Subscriptions	240,771	2,577,010	142,637	1,615,688	486,757	5,612,929	1,257,040	15,423,589
Distributions reinvested	8,940	93,638	12,420	136,931	177,363	2,009,698	490,413	5,921,054
Redemptions	(120,585)	(1,299,796)	(178,853)	(2,065,558)	(946,807)	(10,943,736)	(1,840,996)	(22,697,231)
Net increase (decrease)	129,126	1,370,852	(23,796)	(312,939)	(282,687)	(3,321,109)	(93,543)	(1,352,588)
Total net increase (decrease)	(1,651,505)	(18,674,919)	326,832	(705,114)	(4,797,464)	(57,064,198)	1,052,944	9,089,709

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,027,274	23,357,759	4,794,249	60,144,147
Distributions reinvested	1,460,458	16,357,131	3,959,049	48,186,327
Redemptions	(3,727,966)	(43,218,746)	(5,250,361)	(66,074,788)
Net increase (decrease)	(240,234)	(3,503,856)	3,502,937	42,255,686
Class B shares
Subscriptions	7,736	88,411	33,216	406,259
Distributions reinvested	26,009	289,996	94,616	1,159,885
Redemptions(a)	(282,290)	(3,241,392)	(806,208)	(10,206,926)
Net decrease	(248,545)	(2,862,985)	(678,376)	(8,640,782)
Class C shares
Subscriptions	623,629	7,046,306	1,449,242	17,781,114
Distributions reinvested	190,035	2,078,984	441,119	5,279,382
Redemptions	(667,711)	(7,567,330)	(805,578)	(9,874,715)
Net increase	145,953	1,557,960	1,084,783	13,185,781
Class K shares
Subscriptions	347	4,006	570	7,178
Distributions reinvested	157	1,765	380	4,628
Redemptions	—	—	(1,313)	(16,991)
Net increase (decrease)	504	5,771	(363)	(5,185)
Class R shares
Subscriptions	13,918	159,834	37,493	458,163
Distributions reinvested	2,034	22,596	5,776	69,997
Redemptions	(20,582)	(240,225)	(23,015)	(279,771)
Net increase (decrease)	(4,630)	(57,795)	20,254	248,389
Class R4 shares
Subscriptions	12,136	133,941	75,164	927,695
Distributions reinvested	1,497	16,477	6,592	77,345
Redemptions	(34,539)	(398,960)	(50,509)	(577,499)
Net increase (decrease)	(20,906)	(248,542)	31,247	427,541
Class R5 shares
Subscriptions	24,974	280,286	73,667	901,567
Distributions reinvested	3,217	35,421	5,797	67,672
Redemptions	(16,241)	(183,006)	(14,685)	(177,904)
Net increase	11,950	132,701	64,779	791,335
Class Y shares
Subscriptions	156,532	1,764,188	20,732	247,809
Distributions reinvested	3,951	43,464	1,064	12,182
Redemptions	(5,238)	(60,619)	(2,355)	(25,801)
Net increase	155,245	1,747,033	19,441	234,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	127,149	1,482,702	64,561	808,452
Distributions reinvested	6,409	71,526	11,894	143,726
Redemptions	(70,486)	(825,059)	(27,280)	(343,746)
Net increase	63,072	729,169	49,175	608,432
Total net increase (decrease)	(137,591)	(2,500,544)	4,093,877	49,105,387

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Conservative Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended July 31, 2016		Year Ended January 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.45		$10.10		$10.34		$10.63		$10.32		$10.44
Income from investment operations:
Net investment income	0.07		0.18		0.18		0.20		0.24		0.25
Net realized and unrealized gain (loss)	0.58		(0.46)		0.35		0.14		0.54		0.14
Total from investment operations	0.65		(0.28)		0.53		0.34		0.78		0.39
Less distributions to shareholders:
Net investment income	(0.07)		(0.19)		(0.19)		(0.27)		(0.35)		(0.25)
Net realized gains	(0.09)		(0.18)		(0.58)		(0.36)		(0.12)		(0.26)
Total distributions to shareholders	(0.16)		(0.37)		(0.77)		(0.63)		(0.47)		(0.51)
Net asset value, end of period	$9.94		$9.45		$10.10		$10.34		$10.63		$10.32
Total return	6.88%		(2.81%)		5.24%		3.28%		7.62%		3.90%
Ratios to average net assets(a)
Total gross expenses	0.54	%(b)	0.52%		0.55%		0.50%		0.48%		0.49%
Total net expenses(c)	0.54	%(b)	0.52	%(d)	0.55	%(d)	0.50	%(d)	0.48	%(d)	0.49	%(d)
Net investment income	1.44	%(b)	1.83%		1.69%		1.91%		2.28%		2.35%
Supplemental data
Net assets, end of period (in thousands)	$227,308		$216,423		$245,212		$263,334		$282,382		$251,178
Portfolio turnover	14%		24%		12%		22%		19%		88%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.42		$10.07		$10.31		$10.60		$10.29		$10.40
Income from investment operations:
Net investment income	0.03		0.10		0.09		0.11		0.15		0.16
Net realized and unrealized gain (loss)	0.58		(0.45)		0.37		0.15		0.54		0.16
Total from investment operations	0.61		(0.35)		0.46		0.26		0.69		0.32
Less distributions to shareholders:
Net investment income	(0.03)		(0.12)		(0.12)		(0.19)		(0.26)		(0.17)
Net realized gains	(0.09)		(0.18)		(0.58)		(0.36)		(0.12)		(0.26)
Total distributions to shareholders	(0.12)		(0.30)		(0.70)		(0.55)		(0.38)		(0.43)
Net asset value, end of period	$9.91		$9.42		$10.07		$10.31		$10.60		$10.29
Total return	6.50%		(3.55%)		4.46%		2.51%		6.79%		3.19%
Ratios to average net assets(a)
Total gross expenses	1.29	%(b)	1.27%		1.30%		1.25%		1.23%		1.24%
Total net expenses(c)	1.29	%(b)	1.27	%(d)	1.30	%(d)	1.25	%(d)	1.23	%(d)	1.24	%(d)
Net investment income	0.69	%(b)	0.98%		0.90%		1.07%		1.47%		1.56%
Supplemental data
Net assets, end of period (in thousands)	$2,414		$3,364		$7,759		$12,454		$19,598		$24,717
Portfolio turnover	14%		24%		12%		22%		19%		88%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.40		$10.05		$10.28		$10.58		$10.28		$10.39
Income from investment operations:
Net investment income	0.03		0.11		0.10		0.12		0.16		0.17
Net realized and unrealized gain (loss)	0.58		(0.46)		0.37		0.13		0.53		0.16
Total from investment operations	0.61		(0.35)		0.47		0.25		0.69		0.33
Less distributions to shareholders:
Net investment income	(0.03)		(0.12)		(0.12)		(0.19)		(0.27)		(0.18)
Net realized gains	(0.09)		(0.18)		(0.58)		(0.36)		(0.12)		(0.26)
Total distributions to shareholders	(0.12)		(0.30)		(0.70)		(0.55)		(0.39)		(0.44)
Net asset value, end of period	$9.89		$9.40		$10.05		$10.28		$10.58		$10.28
Total return	6.52%		(3.56%)		4.57%		2.43%		6.75%		3.28%
Ratios to average net assets(a)
Total gross expenses	1.29	%(b)	1.27%		1.30%		1.26%		1.23%		1.24%
Total net expenses(c)	1.29	%(b)	1.27	%(d)	1.30	%(d)	1.26	%(d)	1.23	%(d)	1.24	%(d)
Net investment income	0.69	%(b)	1.08%		0.95%		1.18%		1.54%		1.62%
Supplemental data
Net assets, end of period (in thousands)	$46,734		$43,719		$47,899		$47,435		$45,368		$36,637
Portfolio turnover	14%		24%		12%		22%		19%		88%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended Jauuary 31,
Class K	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$9.36		$10.01	$10.24	$10.54	$10.25	$10.35
Income from investment operations:
Net investment income	0.07		0.19	0.18	0.23	0.24	0.25
Net realized and unrealized gain (loss)	0.57		(0.46)	0.37	0.12	0.53	0.16
Total from investment operations	0.64		(0.27)	0.55	0.35	0.77	0.41
Less distributions to shareholders:
Net investment income	(0.07)		(0.20)	(0.20)	(0.29)	(0.36)	(0.25)
Net realized gains	(0.09)		(0.18)	(0.58)	(0.36)	(0.12)	(0.26)
Total distributions to shareholders	(0.16)		(0.38)	(0.78)	(0.65)	(0.48)	(0.51)
Net asset value, end of period	$9.84		$9.36	$10.01	$10.24	$10.54	$10.25
Total return	6.87%		(2.76%)	5.48%	3.35%	7.62%	4.14%
Ratios to average net assets(a)
Total gross expenses	0.48	%(b)	0.46%	0.47%	0.41%	0.39%	0.41%
Total net expenses(c)	0.48	%(b)	0.46%	0.47%	0.41%	0.39%	0.39%
Net investment income	1.50	%(b)	1.91%	1.79%	2.16%	2.27%	2.43%
Supplemental data
Net assets, end of period (in thousands)	$101		$94	$96	$99	$12	$79
Portfolio turnover	14%		24%	12%	22%	19%	88%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R	(Unaudited)		2016		2015		2014		2013	2012
Per share data
Net asset value, beginning of period	$9.45		$10.10		$10.33		$10.63		$10.32	$10.44
Income from investment operations:
Net investment income	0.06		0.17		0.15		0.20		0.25	0.22
Net realized and unrealized gain (loss)	0.57		(0.47)		0.37		0.11		0.50	0.15
Total from investment operations	0.63		(0.30)		0.52		0.31		0.75	0.37
Less distributions to shareholders:
Net investment income	(0.05)		(0.17)		(0.17)		(0.25)		(0.32)	(0.23)
Net realized gains	(0.09)		(0.18)		(0.58)		(0.36)		(0.12)	(0.26)
Total distributions to shareholders	(0.14)		(0.35)		(0.75)		(0.61)		(0.44)	(0.49)
Net asset value, end of period	$9.94		$9.45		$10.10		$10.33		$10.63	$10.32
Total return	6.74%		(3.05%)		5.07%		2.94%		7.39%	3.66%
Ratios to average net assets(a)
Total gross expenses	0.79	%(b)	0.77%		0.80%		0.76%		0.72%	0.75%
Total net expenses(c)	0.79	%(b)	0.77	%(d)	0.80	%(d)	0.76	%(d)	0.72%	0.75%
Net investment income	1.20	%(b)	1.72%		1.46%		1.91%		2.36%	2.07%
Supplemental data
Net assets, end of period (in thousands)	$620		$490		$206		$179		$114	$3
Portfolio turnover	14%		24%		12%		22%		19%	88%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R4	(Unaudited)		2016		2015		2014(a)
Per share data
Net asset value, beginning of period	$9.39		$10.04		$10.29		$10.53
Income from investment operations:
Net investment income	0.08		0.20		0.25		0.18
Net realized and unrealized gain (loss)	0.58		(0.45)		0.30		0.09
Total from investment operations	0.66		(0.25)		0.55		0.27
Less distributions to shareholders:
Net investment income	(0.08)		(0.22)		(0.22)		(0.26)
Net realized gains	(0.09)		(0.18)		(0.58)		(0.25)
Total distributions to shareholders	(0.17)		(0.40)		(0.80)		(0.51)
Net asset value, end of period	$9.88		$9.39		$10.04		$10.29
Total return	7.05%		(2.57%)		5.41%		2.56%
Ratios to average net assets(b)
Total gross expenses	0.29	%(c)	0.27%		0.31%		0.23	%(c)
Total net expenses(d)	0.29	%(c)	0.27	%(e)	0.31	%(e)	0.23	%(c)(e)
Net investment income	1.65	%(c)	2.06%		2.44%		2.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$786		$145		$156		$2
Portfolio turnover	14%		24%		12%		22%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R5	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.39		$10.05	$10.29	$10.53
Income from investment operations:
Net investment income	0.08		0.25	0.17	0.18
Net realized and unrealized gain (loss)	0.58		(0.50)	0.40	0.09
Total from investment operations	0.66		(0.25)	0.57	0.27
Less distributions to shareholders:
Net investment income	(0.08)		(0.23)	(0.23)	(0.26)
Net realized gains	(0.09)		(0.18)	(0.58)	(0.25)
Total distributions to shareholders	(0.17)		(0.41)	(0.81)	(0.51)
Net asset value, end of period	$9.88		$9.39	$10.05	$10.29
Total return	7.09%		(2.60%)	5.60%	2.64%
Ratios to average net assets(b)
Total gross expenses	0.23	%(c)	0.21%	0.25%	0.12	%(c)
Total net expenses(d)	0.23	%(c)	0.21%	0.25%	0.12	%(c)
Net investment income	1.77	%(c)	2.66%	1.80%	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$501		$322	$61	$2
Portfolio turnover	14%		24%	12%	22%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Y	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.39		$10.04	$10.29	$10.53
Income from investment operations:
Net investment income	0.09		0.20	0.20	0.19
Net realized and unrealized gain (loss)	0.56		(0.43)	0.36	0.09
Total from investment operations	0.65		(0.23)	0.56	0.28
Less distributions to shareholders:
Net investment income	(0.08)		(0.24)	(0.23)	(0.27)
Net realized gains	(0.09)		(0.18)	(0.58)	(0.25)
Total distributions to shareholders	(0.17)		(0.42)	(0.81)	(0.52)
Net asset value, end of period	$9.87		$9.39	$10.04	$10.29
Total return	7.01%		(2.37%)	5.55%	2.68%
Ratios to average net assets(b)
Total gross expenses	0.18	%(c)	0.15%	0.17%	0.07	%(c)
Total net expenses(d)	0.18	%(c)	0.15%	0.17%	0.07	%(c)
Net investment income	1.81	%(c)	2.13%	2.08%	2.83	%(c)
Supplemental data
Net assets, end of period (in thousands)	$707		$166	$2	$2
Portfolio turnover	14%		24%	12%	22%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.45		$10.10		$10.33		$10.63		$10.32		$10.44
Income from investment operations:
Net investment income	0.08		0.21		0.20		0.24		0.30		0.28
Net realized and unrealized gain (loss)	0.58		(0.46)		0.37		0.12		0.51		0.14
Total from investment operations	0.66		(0.25)		0.57		0.36		0.81		0.42
Less distributions to shareholders:
Net investment income	(0.08)		(0.22)		(0.22)		(0.30)		(0.38)		(0.28)
Net realized gains	(0.09)		(0.18)		(0.58)		(0.36)		(0.12)		(0.26)
Total distributions to shareholders	(0.17)		(0.40)		(0.80)		(0.66)		(0.50)		(0.54)
Net asset value, end of period	$9.94		$9.45		$10.10		$10.33		$10.63		$10.32
Total return	7.01%		(2.56%)		5.60%		3.42%		7.91%		4.19%
Ratios to average net assets(a)
Total gross expenses	0.29	%(b)	0.27%		0.30%		0.26%		0.22%		0.24%
Total net expenses(c)	0.29	%(b)	0.27	%(d)	0.30	%(d)	0.26	%(d)	0.22	%(d)	0.24	%(d)
Net investment income	1.69	%(b)	2.09%		1.96%		2.26%		2.80%		2.71%
Supplemental data
Net assets, end of period (in thousands)	$3,696		$3,046		$3,067		$2,719		$700		$52
Portfolio turnover	14%		24%		12%		22%		19%		88%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.14		$10.98		$11.37		$11.33		$10.96		$10.89		$10.04
Income from investment operations:
Net investment income	0.06		0.20		0.19		0.25		0.25		0.21		0.26
Net realized and unrealized gain (loss)	0.69		(0.49)		0.51		0.44		0.71		0.07		0.85
Total from investment operations	0.75		(0.29)		0.70		0.69		0.96		0.28		1.11
Less distributions to shareholders:
Net investment income	(0.06)		(0.22)		(0.23)		(0.33)		(0.32)		(0.21)		(0.26)
Net realized gains	(0.21)		(0.33)		(0.86)		(0.32)		(0.27)		—		—
Total distributions to shareholders	(0.27)		(0.55)		(1.09)		(0.65)		(0.59)		(0.21)		(0.26)
Net asset value, end of period	$10.62		$10.14		$10.98		$11.37		$11.33		$10.96		$10.89
Total return	7.53%		(2.78%)		6.23%		6.18%		8.94%		2.63%		11.21%
Ratios to average net assets(b)
Total gross expenses	0.48	%(c)	0.48%		0.51%		0.47%		0.70%		0.64	%(c)(d)	0.50%
Total net expenses(e)	0.48	%(c)(f)	0.48	%(f)	0.51	%(f)	0.47	%(f)	0.57	%(f)	0.57	%(c)(d)(f)	0.50%
Net investment income	1.25	%(c)	1.86%		1.70%		2.15%		2.19%		2.37	%(c)	2.52%
Supplemental data
Net assets, end of period (in thousands)	$522,166		$495,849		$545,696		$553,593		$71,321		$68,452		$63,807
Portfolio turnover	11%		21%		14%		30%		38%		55%		87%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.08		$10.92		$11.31		$11.28		$10.91		$10.85		$10.00
Income from investment operations:
Net investment income	0.03		0.11		0.10		0.15		0.15		0.14		0.18
Net realized and unrealized gain (loss)	0.69		(0.48)		0.51		0.45		0.73		0.07		0.85
Total from investment operations	0.72		(0.37)		0.61		0.60		0.88		0.21		1.03
Less distributions to shareholders:
Net investment income	(0.03)		(0.14)		(0.14)		(0.25)		(0.24)		(0.15)		(0.18)
Net realized gains	(0.21)		(0.33)		(0.86)		(0.32)		(0.27)		—		—
Total distributions to shareholders	(0.24)		(0.47)		(1.00)		(0.57)		(0.51)		(0.15)		(0.18)
Net asset value, end of period	$10.56		$10.08		$10.92		$11.31		$11.28		$10.91		$10.85
Total return	7.17%		(3.53%)		5.46%		5.32%		8.17%		1.96%		10.43%
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.23%		1.26%		1.22%		1.44%		1.39	%(c)(d)	1.25%
Total net expenses(e)	1.23	%(c)(f)	1.23	%(f)	1.26	%(f)	1.22	%(f)	1.32	%(f)	1.31	%(c)(d)(f)	1.25%
Net investment income	0.50	%(c)	0.98%		0.88%		1.30%		1.36%		1.58	%(c)	1.75%
Supplemental data
Net assets, end of period (in thousands)	$5,973		$7,912		$17,080		$27,184		$8,335		$14,587		$26,181
Portfolio turnover	11%		21%		14%		30%		38%		55%		87%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.00		$10.84		$11.23		$11.20		$10.84		$10.78		$9.94
Income from investment operations:
Net investment income	0.03		0.12		0.11		0.16		0.16		0.14		0.18
Net realized and unrealized gain (loss)	0.69		(0.49)		0.50		0.44		0.71		0.07		0.84
Total from investment operations	0.72		(0.37)		0.61		0.60		0.87		0.21		1.02
Less distributions to shareholders:
Net investment income	(0.03)		(0.14)		(0.14)		(0.25)		(0.24)		(0.15)		(0.18)
Net realized gains	(0.21)		(0.33)		(0.86)		(0.32)		(0.27)		—		—
Total distributions to shareholders	(0.24)		(0.47)		(1.00)		(0.57)		(0.51)		(0.15)		(0.18)
Net asset value, end of period	$10.48		$10.00		$10.84		$11.23		$11.20		$10.84		$10.78
Total return	7.23%		(3.56%)		5.50%		5.35%		8.13%		1.97%		10.39%
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.23%		1.26%		1.23%		1.45%		1.39	%(c)(d)	1.25%
Total net expenses(e)	1.23	%(c)(f)	1.23	%(f)	1.26	%(f)	1.23	%(f)	1.32	%(f)	1.32	%(c)(d)(f)	1.25%
Net investment income	0.50	%(c)	1.12%		0.96%		1.38%		1.44%		1.61	%(c)	1.77%
Supplemental data
Net assets, end of period (in thousands)	$90,343		$85,097		$90,199		$85,756		$23,470		$24,156		$23,651
Portfolio turnover	11%		21%		14%		30%		38%		55%		87%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class K	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.99		$10.82	$11.22	$11.25
Income from investment operations:
Net investment income	0.06		0.21	0.18	0.32
Net realized and unrealized gain (loss)	0.69		(0.48)	0.52	0.32
Total from investment operations	0.75		(0.27)	0.70	0.64
Less distributions to shareholders:
Net investment income	(0.07)		(0.23)	(0.24)	(0.35)
Net realized gains	(0.21)		(0.33)	(0.86)	(0.32)
Total distributions to shareholders	(0.28)		(0.56)	(1.10)	(0.67)
Net asset value, end of period	$10.46		$9.99	$10.82	$11.22
Total return	7.60%		(2.65%)	6.31%	5.72%
Ratios to average net assets(b)
Total gross expenses	0.43	%(c)	0.41%	0.41%	0.38	%(c)
Total net expenses(d)	0.43	%(c)	0.41%	0.41%	0.38	%(c)
Net investment income	1.23	%(c)	1.92%	1.53%	3.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$55		$3	$3	$56
Portfolio turnover	11%		21%	14%	30%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.16		$10.99		$11.38		$11.34		$10.96		$10.90		$10.04
Income from investment operations:
Net investment income	0.05		0.21		0.17		0.21		0.23		0.18		0.23
Net realized and unrealized gain (loss)	0.69		(0.52)		0.50		0.45		0.72		0.07		0.86
Total from investment operations	0.74		(0.31)		0.67		0.66		0.95		0.25		1.09
Less distributions to shareholders:
Net investment income	(0.05)		(0.19)		(0.20)		(0.30)		(0.30)		(0.19)		(0.23)
Net realized gains	(0.21)		(0.33)		(0.86)		(0.32)		(0.27)		—		—
Total distributions to shareholders	(0.26)		(0.52)		(1.06)		(0.62)		(0.57)		(0.19)		(0.23)
Net asset value, end of period	$10.64		$10.16		$10.99		$11.38		$11.34		$10.96		$10.90
Total return	7.38%		(2.93%)		5.95%		5.87%		8.76%		2.34%		11.03%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.73%		0.76%		0.74%		0.96%		0.89	%(c)(d)	0.75%
Total net expenses(e)	0.73	%(c)(f)	0.73	%(f)	0.76	%(f)	0.74	%(f)	0.81	%(f)	0.82	%(c)(d)(f)	0.75%
Net investment income	1.02	%(c)	1.92%		1.46%		1.85%		2.04%		2.03	%(c)	2.28%
Supplemental data
Net assets, end of period (in thousands)	$2,729		$5,007		$2,230		$2,243		$2,148		$1,102		$428
Portfolio turnover	11%		21%		14%		30%		38%		55%		87%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.06		$10.89		$11.29		$11.25		$11.30
Income from investment operations:
Net investment income	0.08		0.23		0.24		0.27		0.09
Net realized and unrealized gain (loss)	0.68		(0.48)		0.48		0.46		0.26
Total from investment operations	0.76		(0.25)		0.72		0.73		0.35
Less distributions to shareholders:
Net investment income	(0.08)		(0.25)		(0.26)		(0.37)		(0.17)
Net realized gains	(0.21)		(0.33)		(0.86)		(0.32)		(0.23)
Total distributions to shareholders	(0.29)		(0.58)		(1.12)		(0.69)		(0.40)
Net asset value, end of period	$10.53		$10.06		$10.89		$11.29		$11.25
Total return	7.62%		(2.46%)		6.44%		6.52%		3.11%
Ratios to average net assets(b)
Total gross expenses	0.23	%(c)	0.23%		0.26%		0.19%		0.51	%(c)
Total net expenses(d)	0.23	%(c)(e)	0.23	%(e)	0.26	%(e)	0.19	%(e)	0.37	%(c)
Net investment income	1.47	%(c)	2.15%		2.19%		2.36%		3.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$797		$1,082		$966		$2		$2
Portfolio turnover	11%		21%		14%		30%		38%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.05		$10.89	$11.28	$11.25	$11.30
Income from investment operations:
Net investment income	0.08		0.30	0.26	0.38	0.10
Net realized and unrealized gain (loss)	0.69		(0.55)	0.48	0.35	0.25
Total from investment operations	0.77		(0.25)	0.74	0.73	0.35
Less distributions to shareholders:
Net investment income	(0.08)		(0.26)	(0.27)	(0.38)	(0.17)
Net realized gains	(0.21)		(0.33)	(0.86)	(0.32)	(0.23)
Total distributions to shareholders	(0.29)		(0.59)	(1.13)	(0.70)	(0.40)
Net asset value, end of period	$10.53		$10.05	$10.89	$11.28	$11.25
Total return	7.76%		(2.48%)	6.63%	6.53%	3.13%
Ratios to average net assets(b)
Total gross expenses	0.17	%(c)	0.16%	0.18%	0.13%	0.41	%(c)
Total net expenses(d)	0.17	%(c)	0.16%	0.18%	0.13%	0.29	%(c)
Net investment income	1.56	%(c)	2.89%	2.33%	3.35%	3.77	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,907		$686	$217	$74	$2
Portfolio turnover	11%		21%	14%	30%	38%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Y	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$9.94		$10.77	$11.18	$11.32
Income from investment operations:
Net investment income	0.08		0.26	0.25	0.22
Net realized and unrealized gain (loss)	0.67		(0.50)	0.48	0.28
Total from investment operations	0.75		(0.24)	0.73	0.50
Less distributions to shareholders:
Net investment income	(0.08)		(0.26)	(0.28)	(0.32)
Net realized gains	(0.21)		(0.33)	(0.86)	(0.32)
Total distributions to shareholders	(0.29)		(0.59)	(1.14)	(0.64)
Net asset value, end of period	$10.40		$9.94	$10.77	$11.18
Total return	7.67%		(2.38%)	6.66%	4.51%
Ratios to average net assets(b)
Total gross expenses	0.12	%(c)	0.12%	0.09%	0.08	%(c)
Total net expenses(d)	0.12	%(c)	0.12%	0.09%	0.08	%(c)
Net investment income	1.64	%(c)	2.48%	2.24%	3.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$579		$10	$4	$2
Portfolio turnover	11%		21%	14%	30%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.01		$10.85		$11.25		$11.21		$10.85		$10.78		$9.94
Income from investment operations:
Net investment income	0.08		0.23		0.22		0.28		0.27		0.23		0.28
Net realized and unrealized gain (loss)	0.69		(0.49)		0.50		0.44		0.71		0.07		0.84
Total from investment operations	0.77		(0.26)		0.72		0.72		0.98		0.30		1.12
Less distributions to shareholders:
Net investment income	(0.08)		(0.25)		(0.26)		(0.36)		(0.35)		(0.23)		(0.28)
Net realized gains	(0.21)		(0.33)		(0.86)		(0.32)		(0.27)		—		—
Total distributions to shareholders	(0.29)		(0.58)		(1.12)		(0.68)		(0.62)		(0.23)		(0.28)
Net asset value, end of period	$10.49		$10.01		$10.85		$11.25		$11.21		$10.85		$10.78
Total return	7.76%		(2.56%)		6.47%		6.49%		9.22%		2.85%		11.49%
Ratios to average net assets(b)
Total gross expenses	0.23	%(c)	0.23%		0.26%		0.24%		0.45%		0.39	%(c)(d)	0.25%
Total net expenses(e)	0.23	%(c)(f)	0.23	%(f)	0.26	%(f)	0.24	%(f)	0.32	%(f)	0.32	%(c)(d)(f)	0.25%
Net investment income	1.50	%(c)	2.11%		1.97%		2.46%		2.45%		2.61	%(c)	2.77%
Supplemental data
Net assets, end of period (in thousands)	$22,905		$24,108		$26,084		$25,287		$20,710		$21,157		$21,839
Portfolio turnover	11%		21%		14%		30%		38%		55%		87%

Notes to Financial Highlights

(a)  For the period from April 1 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.34		$11.50		$12.00		$11.61		$10.75		$10.71
Income from investment operations:
Net investment income	0.06		0.19		0.18		0.20		0.22		0.23
Net realized and unrealized gain (loss)	0.85		(0.49)		0.63		0.86		0.93		0.06
Total from investment operations	0.91		(0.30)		0.81		1.06		1.15		0.29
Less distributions to shareholders:
Net investment income	(0.06)		(0.22)		(0.24)		(0.31)		(0.29)		(0.25)
Net realized gains	(0.26)		(0.64)		(1.07)		(0.36)		—		—
Total distributions to shareholders	(0.32)		(0.86)		(1.31)		(0.67)		(0.29)		(0.25)
Net asset value, end of period	$10.93		$10.34		$11.50		$12.00		$11.61		$10.75
Total return	8.98%		(2.89%)		6.77%		9.26%		10.87%		2.84%
Ratios to average net assets(a)
Total gross expenses	0.44	%(b)	0.46%		0.48%		0.46%		0.46%		0.43%
Total net expenses(c)	0.44	%(b)(d)	0.46	%(d)	0.48	%(d)	0.46	%(d)	0.46	%(d)	0.43	%(d)
Net investment income	1.16	%(b)	1.68%		1.49%		1.64%		1.98%		2.11%
Supplemental data
Net assets, end of period (in thousands)	$1,349,157		$1,295,482		$1,437,972		$1,425,904		$1,331,311		$1,215,462
Portfolio turnover	4%		17%		16%		23%		23%		58%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.29		$11.44		$11.94		$11.55		$10.70		$10.66
Income from investment operations:
Net investment income	0.02		0.09		0.08		0.10		0.13		0.14
Net realized and unrealized gain (loss)	0.84		(0.46)		0.64		0.87		0.93		0.07
Total from investment operations	0.86		(0.37)		0.72		0.97		1.06		0.21
Less distributions to shareholders:
Net investment income	(0.02)		(0.14)		(0.15)		(0.22)		(0.21)		(0.17)
Net realized gains	(0.26)		(0.64)		(1.07)		(0.36)		—		—
Total distributions to shareholders	(0.28)		(0.78)		(1.22)		(0.58)		(0.21)		(0.17)
Net asset value, end of period	$10.87		$10.29		$11.44		$11.94		$11.55		$10.70
Total return	8.52%		(3.56%)		6.00%		8.47%		9.99%		2.03%
Ratios to average net assets(a)
Total gross expenses	1.19	%(b)	1.21%		1.23%		1.21%		1.20%		1.18%
Total net expenses(c)	1.19	%(b)(d)	1.21	%(d)	1.23	%(d)	1.21	%(d)	1.20	%(d)	1.18	%(d)
Net investment income	0.40	%(b)	0.80%		0.66%		0.81%		1.17%		1.32%
Supplemental data
Net assets, end of period (in thousands)	$19,000		$23,991		$47,829		$71,473		$94,225		$117,235
Portfolio turnover	4%		17%		16%		23%		23%		58%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.27		$11.41		$11.92		$11.53		$10.69		$10.65
Income from investment operations:
Net investment income	0.02		0.11		0.09		0.11		0.14		0.15
Net realized and unrealized gain (loss)	0.83		(0.47)		0.62		0.86		0.91		0.07
Total from investment operations	0.85		(0.36)		0.71		0.97		1.05		0.22
Less distributions to shareholders:
Net investment income	(0.02)		(0.14)		(0.15)		(0.22)		(0.21)		(0.18)
Net realized gains	(0.26)		(0.64)		(1.07)		(0.36)		—		—
Total distributions to shareholders	(0.28)		(0.78)		(1.22)		(0.58)		(0.21)		(0.18)
Net asset value, end of period	$10.84		$10.27		$11.41		$11.92		$11.53		$10.69
Total return	8.44%		(3.48%)		5.92%		8.51%		9.95%		2.10%
Ratios to average net assets(a)
Total gross expenses	1.19	%(b)	1.21%		1.23%		1.21%		1.21%		1.18%
Total net expenses(c)	1.19	%(b)(d)	1.21	%(d)	1.23	%(d)	1.21	%(d)	1.21	%(d)	1.18	%(d)
Net investment income	0.41	%(b)	0.95%		0.77%		0.92%		1.25%		1.38%
Supplemental data
Net assets, end of period (in thousands)	$189,652		$178,548		$180,143		$162,357		$132,770		$107,827
Portfolio turnover	4%		17%		16%		23%		23%		58%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class K	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$10.33		$11.49	$11.99	$11.60	$10.74	$10.70
Income from investment operations:
Net investment income	0.06		0.20	0.19	0.21	0.21	0.23
Net realized and unrealized gain (loss)	0.86		(0.49)	0.63	0.86	0.95	0.08
Total from investment operations	0.92		(0.29)	0.82	1.07	1.16	0.31
Less distributions to shareholders:
Net investment income	(0.07)		(0.23)	(0.25)	(0.32)	(0.30)	(0.27)
Net realized gains	(0.26)		(0.64)	(1.07)	(0.36)	—	—
Total distributions to shareholders	(0.33)		(0.87)	(1.32)	(0.68)	(0.30)	(0.27)
Net asset value, end of period	$10.92		$10.33	$11.49	$11.99	$11.60	$10.74
Total return	9.01%		(2.83%)	6.88%	9.39%	10.94%	2.94%
Ratios to average net assets(a)
Total gross expenses	0.38	%(b)	0.40%	0.40%	0.36%	0.34%	0.34%
Total net expenses(c)	0.38	%(b)	0.40%	0.40%	0.36%	0.34%	0.34%
Net investment income	1.19	%(b)	1.76%	1.55%	1.77%	1.93%	2.18%
Supplemental data
Net assets, end of period (in thousands)	$78		$291	$292	$359	$298	$748
Portfolio turnover	4%		17%	16%	23%	23%	58%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.32		$11.47		$11.97		$11.58		$10.74		$10.70
Income from investment operations:
Net investment income	0.05		0.16		0.15		0.23		0.18		0.30
Net realized and unrealized gain (loss)	0.84		(0.47)		0.63		0.80		0.93		(0.02)
Total from investment operations	0.89		(0.31)		0.78		1.03		1.11		0.28
Less distributions to shareholders:
Net investment income	(0.05)		(0.20)		(0.21)		(0.28)		(0.27)		(0.24)
Net realized gains	(0.26)		(0.64)		(1.07)		(0.36)		—		—
Total distributions to shareholders	(0.31)		(0.84)		(1.28)		(0.64)		(0.27)		(0.24)
Net asset value, end of period	$10.90		$10.32		$11.47		$11.97		$11.58		$10.74
Total return	8.76%		(3.06%)		6.52%		9.02%		10.46%		2.66%
Ratios to average net assets(a)
Total gross expenses	0.69	%(b)	0.71%		0.73%		0.72%		0.70%		0.71%
Total net expenses(c)	0.69	%(b)(d)	0.71	%(d)	0.73	%(d)	0.72	%(d)	0.70	%(d)	0.71%
Net investment income	0.92	%(b)	1.37%		1.29%		1.92%		1.67%		2.93%
Supplemental data
Net assets, end of period (in thousands)	$2,157		$1,342		$1,610		$1,147		$138		$60
Portfolio turnover	4%		17%		16%		23%		23%		58%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R4	(Unaudited)		2016		2015		2014(a)
Per share data
Net asset value, beginning of period	$10.24		$11.39		$11.90		$11.82
Income from investment operations:
Net investment income	0.07		0.28		0.26		0.18
Net realized and unrealized gain (loss)	0.84		(0.54)		0.57		0.53
Total from investment operations	0.91		(0.26)		0.83		0.71
Less distributions to shareholders:
Net investment income	(0.08)		(0.25)		(0.27)		(0.27)
Net realized gains	(0.26)		(0.64)		(1.07)		(0.36)
Total distributions to shareholders	(0.34)		(0.89)		(1.34)		(0.63)
Net asset value, end of period	$10.81		$10.24		$11.39		$11.90
Total return	9.01%		(2.58%)		7.06%		6.11%
Ratios to average net assets(b)
Total gross expenses	0.19	%(c)	0.21%		0.23%		0.21	%(c)
Total net expenses(d)	0.19	%(c)(e)	0.21	%(e)	0.23	%(e)	0.21	%(c)(e)
Net investment income	1.41	%(c)	2.61%		2.22%		2.36	%(c)
Supplemental data
Net assets, end of period (in thousands)	$220		$202		$29		$3
Portfolio turnover	4%		17%		16%		23%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R5	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$10.23		$11.39	$11.90	$11.82
Income from investment operations:
Net investment income	0.08		0.51	0.39	0.19
Net realized and unrealized gain (loss)	0.83		(0.77)	0.46	0.53
Total from investment operations	0.91		(0.26)	0.85	0.72
Less distributions to shareholders:
Net investment income	(0.08)		(0.26)	(0.29)	(0.28)
Net realized gains	(0.26)		(0.64)	(1.07)	(0.36)
Total distributions to shareholders	(0.34)		(0.90)	(1.36)	(0.64)
Net asset value, end of period	$10.80		$10.23	$11.39	$11.90
Total return	9.04%		(2.61%)	7.21%	6.21%
Ratios to average net assets(b)
Total gross expenses	0.13	%(c)	0.15%	0.16%	0.11	%(c)
Total net expenses(d)	0.13	%(c)	0.15%	0.16%	0.11	%(c)
Net investment income	1.48	%(c)	4.80%	3.39%	2.51	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,706		$3,803	$78	$3
Portfolio turnover	4%		17%	16%	23%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Y	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$10.23		$11.38	$11.90	$11.82
Income from investment operations:
Net investment income	0.08		0.16	0.23	0.19
Net realized and unrealized gain (loss)	0.84		(0.40)	0.61	0.54
Total from investment operations	0.92		(0.24)	0.84	0.73
Less distributions to shareholders:
Net investment income	(0.08)		(0.27)	(0.29)	(0.29)
Net realized gains	(0.26)		(0.64)	(1.07)	(0.36)
Total distributions to shareholders	(0.34)		(0.91)	(1.36)	(0.65)
Net asset value, end of period	$10.81		$10.23	$11.38	$11.90
Total return	9.17%		(2.42%)	7.16%	6.25%
Ratios to average net assets(b)
Total gross expenses	0.08	%(c)	0.09%	0.06%	0.07	%(c)
Total net expenses(d)	0.08	%(c)	0.09%	0.06%	0.07	%(c)
Net investment income	1.56	%(c)	1.59%	1.92%	2.56	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,301		$368	$2	$3
Portfolio turnover	4%		17%	16%	23%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.33		$11.49		$11.99		$11.59		$10.75		$10.71
Income from investment operations:
Net investment income	0.08		0.22		0.21		0.23		0.28		0.26
Net realized and unrealized gain (loss)	0.84		(0.49)		0.63		0.87		0.88		0.07
Total from investment operations	0.92		(0.27)		0.84		1.10		1.16		0.33
Less distributions to shareholders:
Net investment income	(0.08)		(0.25)		(0.27)		(0.34)		(0.32)		(0.29)
Net realized gains	(0.26)		(0.64)		(1.07)		(0.36)		—		—
Total distributions to shareholders	(0.34)		(0.89)		(1.34)		(0.70)		(0.32)		(0.29)
Net asset value, end of period	$10.91		$10.33		$11.49		$11.99		$11.59		$10.75
Total return	9.02%		(2.65%)		7.05%		9.65%		10.98%		3.15%
Ratios to average net assets(a)
Total gross expenses	0.19	%(b)	0.21%		0.23%		0.21%		0.22%		0.19%
Total net expenses(c)	0.19	%(b)(d)	0.21	%(d)	0.23	%(d)	0.21	%(d)	0.22	%(d)	0.19	%(d)
Net investment income	1.42	%(b)	1.92%		1.77%		1.90%		2.54%		2.49%
Supplemental data
Net assets, end of period (in thousands)	$3,990		$2,443		$2,989		$3,352		$2,544		$836
Portfolio turnover	4%		17%		16%		23%		23%		58%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$11.15		$12.45		$13.01		$12.04		$11.30		$11.61		$10.23
Income from investment operations:
Net investment income	0.04		0.18		0.16		0.18		0.18		0.15		0.19
Net realized and unrealized gain (loss)	1.05		(0.55)		0.76		1.21		1.07		(0.30)		1.37
Total from investment operations	1.09		(0.37)		0.92		1.39		1.25		(0.15)		1.56
Less distributions to shareholders:
Net investment income	(0.03)		(0.22)		(0.25)		(0.25)		(0.22)		(0.14)		(0.18)
Net realized gains	(0.28)		(0.71)		(1.23)		(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.31)		(0.93)		(1.48)		(0.42)		(0.51)		(0.16)		(0.18)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$11.93		$11.15		$12.45		$13.01		$12.04		$11.30		$11.61
Total return	9.89%		(3.42%)		7.03%		11.67%		11.28%		(1.20%)		15.48%
Ratios to average net assets(c)
Total gross expenses	0.52	%(d)	0.52%		0.52%		0.50%		0.53%		0.51	%(d)(e)	0.50	%(e)
Total net expenses(f)	0.52	%(d)(g)	0.52	%(g)	0.52	%(g)	0.50	%(g)	0.53	%(g)	0.51	%(d)(e)(g)	0.50	%(e)
Net investment income	0.65	%(d)	1.42%		1.22%		1.38%		1.51%		1.60	%(d)	1.75%
Supplemental data
Net assets, end of period (in thousands)	$1,718,950		$1,646,276		$1,815,185		$1,805,239		$679,109		$665,859		$291,758
Portfolio turnover	4%		16%		20%		22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$11.02		$12.32		$12.89		$11.94		$11.21		$11.53		$10.16
Income from investment operations:
Net investment income (loss)	(0.01)		0.06		0.05		0.07		0.07		0.07		0.10
Net realized and unrealized gain (loss)	1.04		(0.52)		0.77		1.21		1.08		(0.29)		1.37
Total from investment operations	1.03		(0.46)		0.82		1.28		1.15		(0.22)		1.47
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.16)		(0.16)		(0.13)		(0.08)		(0.10)
Net realized gains	(0.28)		(0.71)		(1.23)		(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.28)		(0.84)		(1.39)		(0.33)		(0.42)		(0.10)		(0.10)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$11.77		$11.02		$12.32		$12.89		$11.94		$11.21		$11.53
Total return	9.44%		(4.15%)		6.32%		10.78%		10.45%		(1.87%)		14.63%
Ratios to average net assets(c)
Total gross expenses	1.27	%(d)	1.27%		1.27%		1.25%		1.27%		1.26	%(d)(e)	1.25	%(e)
Total net expenses(f)	1.27	%(d)(g)	1.27	%(g)	1.27	%(g)	1.25	%(g)	1.27	%(g)	1.26	%(d)(e)(g)	1.25	%(e)
Net investment income (loss)	(0.11	%)(d)	0.53%		0.37%		0.53%		0.65%		0.75	%(d)	0.99%
Supplemental data
Net assets, end of period (in thousands)	$23,207		$31,228		$61,673		$92,956		$53,009		$85,005		$133,770
Portfolio turnover	4%		16%		20%		22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$11.21		$12.51		$13.07		$12.11		$11.36		$11.68		$10.29
Income from investment operations:
Net investment income (loss)	(0.01)		0.09		0.06		0.08		0.09		0.08		0.11
Net realized and unrealized gain (loss)	1.06		(0.55)		0.77		1.21		1.08		(0.30)		1.38
Total from investment operations	1.05		(0.46)		0.83		1.29		1.17		(0.22)		1.49
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.16)		(0.16)		(0.13)		(0.08)		(0.10)
Net realized gains	(0.28)		(0.71)		(1.23)		(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.28)		(0.84)		(1.39)		(0.33)		(0.42)		(0.10)		(0.10)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$11.98		$11.21		$12.51		$13.07		$12.11		$11.36		$11.68
Total return	9.46%		(4.08%)		6.30%		10.71%		10.49%		(1.85%)		14.64%
Ratios to average net assets(c)
Total gross expenses	1.27	%(d)	1.27%		1.27%		1.25%		1.28%		1.26	%(d)(e)	1.25	%(e)
Total net expenses(f)	1.27	%(d)(g)	1.27	%(g)	1.27	%(g)	1.25	%(g)	1.28	%(g)	1.26	%(d)(e)(g)	1.25	%(e)
Net investment income (loss)	(0.10	%)(d)	0.69%		0.49%		0.63%		0.75%		0.81	%(d)	1.00%
Supplemental data
Net assets, end of period (in thousands)	$219,814		$206,181		$213,166		$198,837		$84,349		$86,321		$91,556
Portfolio turnover	4%		16%		20%		22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class K	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$11.12		$12.42	$12.98	$12.07
Income from investment operations:
Net investment income	0.04		0.19	0.18	0.18
Net realized and unrealized gain (loss)	1.04		(0.55)	0.75	1.17
Total from investment operations	1.08		(0.36)	0.93	1.35
Less distributions to shareholders:
Net investment income	(0.03)		(0.23)	(0.26)	(0.27)
Net realized gains	(0.28)		(0.71)	(1.23)	(0.17)
Total distributions to shareholders	(0.31)		(0.94)	(1.49)	(0.44)
Net asset value, end of period	$11.89		$11.12	$12.42	$12.98
Total return	9.88%		(3.32%)	7.17%	11.31%
Ratios to average net assets(b)
Total gross expenses	0.42	%(c)	0.41%	0.41%	0.38	%(c)
Total net expenses(d)	0.42	%(c)	0.41%	0.41%	0.38	%(c)
Net investment income	0.73	%(c)	1.53%	1.34%	1.57	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$90	$98	$105
Portfolio turnover	4%		16%	20%	22%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$11.14		$12.44		$12.99		$12.03		$11.29		$11.60		$10.22
Income from investment operations:
Net investment income	0.02		0.14		0.13		0.13		0.15		0.13		0.16
Net realized and unrealized gain (loss)	1.05		(0.54)		0.76		1.22		1.07		(0.30)		1.38
Total from investment operations	1.07		(0.40)		0.89		1.35		1.22		(0.17)		1.54
Less distributions to shareholders:
Net investment income	(0.01)		(0.19)		(0.21)		(0.22)		(0.19)		(0.12)		(0.16)
Net realized gains	(0.28)		(0.71)		(1.23)		(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.29)		(0.90)		(1.44)		(0.39)		(0.48)		(0.14)		(0.16)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$11.92		$11.14		$12.44		$12.99		$12.03		$11.29		$11.60
Total return	9.76%		(3.67%)		6.86%		11.31%		11.01%		(1.39%)		15.21%
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.77%		0.77%		0.75%		0.78%		0.77	%(d)(e)	0.75	%(e)
Total net expenses(f)	0.77	%(d)(g)	0.77	%(g)	0.77	%(g)	0.75	%(g)	0.78	%(g)	0.77	%(d)(e)(g)	0.75	%(e)
Net investment income	0.40	%(d)	1.11%		1.01%		1.02%		1.26%		1.40	%(d)	1.54%
Supplemental data
Net assets, end of period (in thousands)	$3,308		$3,556		$4,270		$4,347		$4,664		$3,908		$1,517
Portfolio turnover	4%		16%		20%		22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.23		$12.54		$13.08		$12.11		$11.71
Income from investment operations:
Net investment income	0.05		0.21		0.53		0.18		0.11
Net realized and unrealized gain (loss)	1.06		(0.56)		0.44		1.25		0.65
Total from investment operations	1.11		(0.35)		0.97		1.43		0.76
Less distributions to shareholders:
Net investment income	(0.04)		(0.25)		(0.28)		(0.29)		(0.14)
Net realized gains	(0.28)		(0.71)		(1.23)		(0.17)		(0.22)
Total distributions to shareholders	(0.32)		(0.96)		(1.51)		(0.46)		(0.36)
Net asset value, end of period	$12.02		$11.23		$12.54		$13.08		$12.11
Total return	10.04%		(3.23%)		7.41%		11.95%		6.60%
Ratios to average net assets(b)
Total gross expenses	0.27	%(c)	0.27%		0.29%		0.22%		0.24	%(c)
Total net expenses(d)	0.27	%(c)(e)	0.27	%(e)	0.29	%(e)	0.22	%(e)	0.24	%(c)
Net investment income	0.90	%(c)	1.72%		4.16%		1.39%		3.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,337		$1,119		$1,054		$7		$3
Portfolio turnover	4%		16%		20%		22%		34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.23		$12.53	$13.08	$12.11	$11.71
Income from investment operations:
Net investment income	0.06		0.38	0.21	0.33	0.11
Net realized and unrealized gain (loss)	1.06		(0.71)	0.77	1.12	0.66
Total from investment operations	1.12		(0.33)	0.98	1.45	0.77
Less distributions to shareholders:
Net investment income	(0.05)		(0.26)	(0.30)	(0.31)	(0.15)
Net realized gains	(0.28)		(0.71)	(1.23)	(0.17)	(0.22)
Total distributions to shareholders	(0.33)		(0.97)	(1.53)	(0.48)	(0.37)
Net asset value, end of period	$12.02		$11.23	$12.53	$13.08	$12.11
Total return	10.10%		(3.05%)	7.46%	12.07%	6.64%
Ratios to average net assets(b)
Total gross expenses	0.17	%(c)	0.17%	0.16%	0.18%	0.12	%(c)
Total net expenses(d)	0.17	%(c)	0.17%	0.16%	0.18%	0.12	%(c)
Net investment income	1.00	%(c)	3.15%	1.62%	2.56%	4.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,944		$3,537	$648	$577	$3
Portfolio turnover	4%		16%	20%	22%	34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class T	(Unaudited)		2016		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$11.15		$12.45		$13.00		$12.04		$11.30		$11.61		$11.49
Income from investment operations:
Net investment income	0.04		0.18		0.16		0.16		0.17		0.15		0.02
Net realized and unrealized gain (loss)	1.05		(0.55)		0.76		1.22		1.07		(0.30)		0.13
Total from investment operations	1.09		(0.37)		0.92		1.38		1.24		(0.15)		0.15
Less distributions to shareholders:
Net investment income	(0.03)		(0.22)		(0.24)		(0.25)		(0.21)		(0.14)		(0.03)
Net realized gains	(0.28)		(0.71)		(1.23)		(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.31)		(0.93)		(1.47)		(0.42)		(0.50)		(0.16)		(0.03)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	—
Net asset value, end of period	$11.93		$11.15		$12.45		$13.00		$12.04		$11.30		$11.61
Total return	9.89%		(3.42%)		7.07%		11.52%		11.23%		(1.23%)		1.28%
Ratios to average net assets(d)
Total gross expenses	0.52	%(e)	0.52%		0.56%		0.55%		0.58%		0.56	%(e)(f)	0.55	%(e)
Total net expenses(g)	0.52	%(e)(h)	0.52	%(h)	0.54	%(h)	0.55	%(h)	0.58	%(h)	0.56	%(e)(f)(h)	0.55	%(e)
Net investment income	0.65	%(e)	1.42%		1.20%		1.24%		1.46%		1.58	%(e)	2.26	%(e)
Supplemental data
Net assets, end of period (in thousands)	$88,917		$85,135		$97,408		$101,766		$100,955		$102,913		$3
Portfolio turnover	4%		16%		20%		22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Y	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$11.01		$12.31	$12.87	$12.35
Income from investment operations:
Net investment income	0.06		0.13	0.21	0.18
Net realized and unrealized gain (loss)	1.04		(0.45)	0.76	0.78
Total from investment operations	1.10		(0.32)	0.97	0.96
Less distributions to shareholders:
Net investment income	(0.05)		(0.27)	(0.30)	(0.27)
Net realized gains	(0.28)		(0.71)	(1.23)	(0.17)
Total distributions to shareholders	(0.33)		(0.98)	(1.53)	(0.44)
Net asset value, end of period	$11.78		$11.01	$12.31	$12.87
Total return	10.14%		(3.09%)	7.58%	7.88%
Ratios to average net assets(b)
Total gross expenses	0.12	%(c)	0.12%	0.09%	0.07	%(c)
Total net expenses(d)	0.12	%(c)	0.12%	0.09%	0.07	%(c)
Net investment income	1.07	%(c)	1.16%	1.64%	2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,299		$379	$2	$3
Portfolio turnover	4%		16%	20%	22%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$11.13		$12.44		$12.99		$12.03		$11.29		$11.60		$10.21
Income from investment operations:
Net investment income	0.05		0.21		0.19		0.19		0.20		0.17		0.21
Net realized and unrealized gain (loss)	1.05		(0.56)		0.77		1.23		1.08		(0.30)		1.39
Total from investment operations	1.10		(0.35)		0.96		1.42		1.28		(0.13)		1.60
Less distributions to shareholders:
Net investment income	(0.04)		(0.25)		(0.28)		(0.29)		(0.25)		(0.16)		(0.21)
Net realized gains	(0.28)		(0.71)		(1.23)		(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.32)		(0.96)		(1.51)		(0.46)		(0.54)		(0.18)		(0.21)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$11.91		$11.13		$12.44		$12.99		$12.03		$11.29		$11.60
Total return	10.04%		(3.26%)		7.40%		11.87%		11.57%		(1.00%)		15.89%
Ratios to average net assets(c)
Total gross expenses	0.27	%(d)	0.27%		0.27%		0.25%		0.28%		0.26	%(d)(e)	0.25	%(e)
Total net expenses(f)	0.27	%(d)(g)	0.27	%(g)	0.27	%(g)	0.25	%(g)	0.28	%(g)	0.26	%(d)(e)(g)	0.25	%(e)
Net investment income	0.90	%(d)	1.67%		1.47%		1.49%		1.72%		1.86	%(d)	2.03%
Supplemental data
Net assets, end of period (in thousands)	$118,435		$113,846		$128,314		$128,234		$147,433		$146,805		$56,805
Portfolio turnover	4%		16%		20%		22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.08		$12.54		$12.82		$11.41		$10.19		$10.28
Income from investment operations:
Net investment income	0.02		0.15		0.12		0.12		0.13		0.12
Net realized and unrealized gain (loss)	1.14		(0.57)		0.86		1.53		1.25		(0.07)
Total from investment operations	1.16		(0.42)		0.98		1.65		1.38		0.05
Less distributions to shareholders:
Net investment income	—		(0.19)		(0.30)		(0.24)		(0.16)		(0.14)
Net realized gains	(0.34)		(0.85)		(0.96)		—		—		—
Total distributions to shareholders	(0.34)		(1.04)		(1.26)		(0.24)		(0.16)		(0.14)
Net asset value, end of period	$11.90		$11.08		$12.54		$12.82		$11.41		$10.19
Total return	10.67%		(3.92%)		7.50%		14.41%		13.63%		0.60%
Ratios to average net assets(a)
Total gross expenses	0.50	%(b)	0.51%		0.54%		0.52%		0.52%		0.49%
Total net expenses(c)	0.50	%(b)(d)	0.51	%(d)	0.54	%(d)	0.52	%(d)	0.51	%(d)	0.49	%(d)
Net investment income	0.32	%(b)	1.18%		0.92%		0.98%		1.25%		1.18%
Supplemental data
Net assets, end of period (in thousands)	$587,304		$549,678		$577,868		$554,189		$495,722		$472,855
Portfolio turnover	5%		12%		27%		29%		21%		83%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.07		$12.53		$12.81		$11.41		$10.17		$10.24
Income from investment operations:
Net investment income (loss)	(0.03)		0.03		0.01		0.02		0.04		0.04
Net realized and unrealized gain (loss)	1.14		(0.53)		0.87		1.53		1.26		(0.07)
Total from investment operations	1.11		(0.50)		0.88		1.55		1.30		(0.03)
Less distributions to shareholders:
Net investment income	—		(0.11)		(0.20)		(0.15)		(0.06)		(0.04)
Net realized gains	(0.34)		(0.85)		(0.96)		—		—		—
Total distributions to shareholders	(0.34)		(0.96)		(1.16)		(0.15)		(0.06)		(0.04)
Net asset value, end of period	$11.84		$11.07		$12.53		$12.81		$11.41		$10.17
Total return	10.23%		(4.60%)		6.72%		13.54%		12.80%		(0.22%)
Ratios to average net assets(a)
Total gross expenses	1.25	%(b)	1.25%		1.28%		1.27%		1.26%		1.24%
Total net expenses(c)	1.25	%(b)(d)	1.25	%(d)	1.28	%(d)	1.27	%(d)	1.26	%(d)	1.24	%(d)
Net investment income (loss)	(0.44	%)(b)	0.26%		0.04%		0.14%		0.41%		0.38%
Supplemental data
Net assets, end of period (in thousands)	$9,860		$11,970		$22,043		$31,473		$39,020		$49,003
Portfolio turnover	5%		12%		27%		29%		21%		83%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.87		$12.32		$12.62		$11.24		$10.04		$10.14
Income from investment operations:
Net investment income (loss)	(0.02)		0.06		0.03		0.03		0.05		0.04
Net realized and unrealized gain (loss)	1.11		(0.55)		0.83		1.50		1.24		(0.07)
Total from investment operations	1.09		(0.49)		0.86		1.53		1.29		(0.03)
Less distributions to shareholders:
Net investment income	—		(0.11)		(0.20)		(0.15)		(0.09)		(0.07)
Net realized gains	(0.34)		(0.85)		(0.96)		—		—		—
Total distributions to shareholders	(0.34)		(0.96)		(1.16)		(0.15)		(0.09)		(0.07)
Net asset value, end of period	$11.62		$10.87		$12.32		$12.62		$11.24		$10.04
Total return	10.23%		(4.60%)		6.66%		13.56%		12.86%		(0.23%)
Ratios to average net assets(a)
Total gross expenses	1.25	%(b)	1.25%		1.29%		1.27%		1.27%		1.24%
Total net expenses(c)	1.25	%(b)(d)	1.25	%(d)	1.29	%(d)	1.27	%(d)	1.26	%(d)	1.24	%(d)
Net investment income (loss)	(0.43	%)(b)	0.46%		0.22%		0.27%		0.52%		0.44%
Supplemental data
Net assets, end of period (in thousands)	$73,247		$66,938		$62,488		$50,676		$38,461		$33,266
Portfolio turnover	5%		12%		27%		29%		21%		83%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class K	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$11.11		$12.56	$12.84	$11.43	$10.20	$10.30
Income from investment operations:
Net investment income	0.02		0.16	0.10	0.14	0.15	0.13
Net realized and unrealized gain (loss)	1.14		(0.56)	0.89	1.52	1.25	(0.07)
Total from investment operations	1.16		(0.40)	0.99	1.66	1.40	0.06
Less distributions to shareholders:
Net investment income	—		(0.20)	(0.31)	(0.25)	(0.17)	(0.16)
Net realized gains	(0.34)		(0.85)	(0.96)	—	—	—
Total distributions to shareholders	(0.34)		(1.05)	(1.27)	(0.25)	(0.17)	(0.16)
Net asset value, end of period	$11.93		$11.11	$12.56	$12.84	$11.43	$10.20
Total return	10.64%		(3.76%)	7.60%	14.52%	13.84%	0.64%
Ratios to average net assets(a)
Total gross expenses	0.43	%(b)	0.43%	0.43%	0.40%	0.37%	0.35%
Total net expenses(c)	0.43	%(b)	0.43%	0.43%	0.40%	0.37%	0.35%
Net investment income	0.39	%(b)	1.25%	0.72%	1.13%	1.37%	1.30%
Supplemental data
Net assets, end of period (in thousands)	$67		$57	$68	$152	$126	$451
Portfolio turnover	5%		12%	27%	29%	21%	83%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.01		$12.46		$12.75		$11.35		$10.16		$10.25
Income from investment operations:
Net investment income	0.00	(a)	0.12		0.10		0.14		0.11		0.10
Net realized and unrealized gain (loss)	1.14		(0.56)		0.83		1.47		1.24		(0.07)
Total from investment operations	1.14		(0.44)		0.93		1.61		1.35		0.03
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.26)		(0.21)		(0.16)		(0.12)
Net realized gains	(0.34)		(0.85)		(0.96)		—		—		—
Total distributions to shareholders	(0.34)		(1.01)		(1.22)		(0.21)		(0.16)		(0.12)
Net asset value, end of period	$11.81		$11.01		$12.46		$12.75		$11.35		$10.16
Total return	10.56%		(4.09%)		7.19%		14.13%		13.38%		0.33%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.76%		0.79%		0.78%		0.79%		0.70%
Total net expenses(d)	0.75	%(c)(e)	0.76	%(e)	0.79	%(e)	0.78	%(e)	0.76	%(e)	0.70%
Net investment income	0.07	%(c)	0.97%		0.72%		1.12%		1.03%		0.98%
Supplemental data
Net assets, end of period (in thousands)	$1,048		$1,029		$912		$644		$182		$3
Portfolio turnover	5%		12%		27%		29%		21%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R4	(Unaudited)		2016		2015		2014(a)
Per share data
Net asset value, beginning of period	$10.89		$12.34		$12.63		$11.82
Income from investment operations:
Net investment income	0.03		0.24		0.54		0.20
Net realized and unrealized gain (loss)	1.12		(0.61)		0.46		0.88
Total from investment operations	1.15		(0.37)		1.00		1.08
Less distributions to shareholders:
Net investment income	—		(0.23)		(0.33)		(0.27)
Net realized gains	(0.34)		(0.85)		(0.96)		—
Total distributions to shareholders	(0.34)		(1.08)		(1.29)		(0.27)
Net asset value, end of period	$11.70		$10.89		$12.34		$12.63
Total return	10.77%		(3.65%)		7.78%		9.08%
Ratios to average net assets(b)
Total gross expenses	0.25	%(c)	0.26%		0.28%		0.29	%(c)
Total net expenses(d)	0.25	%(c)(e)	0.26	%(e)	0.28	%(e)	0.29	%(c)(e)
Net investment income	0.56	%(c)	1.97%		4.28%		2.54	%(c)
Supplemental data
Net assets, end of period (in thousands)	$592		$779		$497		$26
Portfolio turnover	5%		12%		27%		29%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class R5	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$10.88		$12.33	$12.63	$11.82
Income from investment operations:
Net investment income	0.04		0.31	0.16	0.04
Net realized and unrealized gain (loss)	1.12		(0.68)	0.85	1.06
Total from investment operations	1.16		(0.37)	1.01	1.10
Less distributions to shareholders:
Net investment income	—		(0.23)	(0.35)	(0.29)
Net realized gains	(0.34)		(0.85)	(0.96)	—
Total distributions to shareholders	(0.34)		(1.08)	(1.31)	(0.29)
Net asset value, end of period	$11.70		$10.88	$12.33	$12.63
Total return	10.87%		(3.58%)	7.83%	9.27%
Ratios to average net assets(b)
Total gross expenses	0.18	%(c)	0.18%	0.18%	0.19	%(c)
Total net expenses(d)	0.18	%(c)	0.18%	0.18%	0.19	%(c)
Net investment income	0.65	%(c)	2.61%	1.22%	0.47	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,259		$1,041	$381	$385
Portfolio turnover	5%		12%	27%	29%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Y	(Unaudited)		2016	2015	2014(a)
Per share data
Net asset value, beginning of period	$10.87		$12.32	$12.62	$11.82
Income from investment operations:
Net investment income	0.04		0.08	0.17	0.15
Net realized and unrealized gain (loss)	1.12		(0.44)	0.84	0.95
Total from investment operations	1.16		(0.36)	1.01	1.10
Less distributions to shareholders:
Net investment income	—		(0.24)	(0.35)	(0.30)
Net realized gains	(0.34)		(0.85)	(0.96)	—
Total distributions to shareholders	(0.34)		(1.09)	(1.31)	(0.30)
Net asset value, end of period	$11.69		$10.87	$12.32	$12.62
Total return	10.88%		(3.54%)	7.88%	9.23%
Ratios to average net assets(b)
Total gross expenses	0.13	%(c)	0.15%	0.14%	0.06	%(c)
Total net expenses(d)	0.13	%(c)	0.15%	0.14%	0.06	%(c)
Net investment income	0.72	%(c)	0.69%	1.30%	1.95	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,045		$214	$2	$3
Portfolio turnover	5%		12%	27%	29%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

FINANCIAL HIGHLIGHTS (continued)

Columbia Capital Allocation Aggressive Portfolio

	Six Months Ended July 31, 2016		Year Ended January 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.03		$12.49		$12.78		$11.36		$10.16		$10.26
Income from investment operations:
Net investment income	0.03		0.19		0.17		0.19		0.21		0.14
Net realized and unrealized gain (loss)	1.14		(0.58)		0.83		1.50		1.19		(0.07)
Total from investment operations	1.17		(0.39)		1.00		1.69		1.40		0.07
Less distributions to shareholders:
Net investment income	—		(0.22)		(0.33)		(0.27)		(0.20)		(0.17)
Net realized gains	(0.34)		(0.85)		(0.96)		—		—		—
Total distributions to shareholders	(0.34)		(1.07)		(1.29)		(0.27)		(0.20)		(0.17)
Net asset value, end of period	$11.86		$11.03		$12.49		$12.78		$11.36		$10.16
Total return	10.81%		(3.69%)		7.70%		14.82%		13.87%		0.83%
Ratios to average net assets(a)
Total gross expenses	0.25	%(b)	0.26%		0.29%		0.28%		0.28%		0.24%
Total net expenses(c)	0.25	%(b)(d)	0.26	%(d)	0.29	%(d)	0.28	%(d)	0.26	%(d)	0.24	%(d)
Net investment income	0.58	%(b)	1.55%		1.30%		1.51%		2.00%		1.40%
Supplemental data
Net assets, end of period (in thousands)	$2,693		$1,809		$1,433		$951		$413		$168
Portfolio turnover	5%		12%		27%		29%		21%		83%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

July 31, 2016 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust and Columbia Funds Series Trust II, (each a Trust, and collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.

Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.

Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board).

Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio each offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class T, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio. Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Each Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limitations. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Funds utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Credit Default Swap Contracts

The Funds entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure.

These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on a notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Conservative Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

instruments for accounting disclosure purposes) at July 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	363,338	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,083
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,338,228	*
Total		1,705,649
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	96,203	*
Equity risk	Net assets — unrealized depreciation on futures contracts	398,116	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,193
Total		495,512

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(137,474)	(137,474)
Equity risk	—	(512,776)	—	(512,776)
Foreign exchange risk	(9,510)	—	—	(9,510)
Interest rate risk	—	661,399	—	661,399
Total	(9,510)	148,623	(137,474)	1,639
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(74,604)	(74,604)
Equity risk	—	68,159	—	68,159
Foreign exchange risk	7,991	—	—	7,991
Interest rate risk	—	937,136	—	937,136
Total	7,991	1,005,295	(74,604)	938,682

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	35,632,582
Futures contracts — Short	3,395,368
Credit default swap contracts — buy protection	12,685,000
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	4,702	(1,770)

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2016.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Capital Allocation Moderate Conservative Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,209,179	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	6,247
Interest rate risk	Net assets — unrealized appreciation on futures contracts	3,021,114	*
Total		4,236,540
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	181,813	*
Equity risk	Net assets — unrealized depreciation on futures contracts	899,249	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,837
Total		1,082,899

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(240,924)	(240,924)
Equity risk	—	(777,673)	—	(777,673)
Foreign exchange risk	(14,644)	—	—	(14,644)
Interest rate risk	—	1,578,501	—	1,578,501
Total	(14,644)	800,828	(240,924)	545,260
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(148,779)	(148,779)
Equity risk	—	826,780	—	826,780
Foreign exchange risk	12,300	—	—	12,300
Interest rate risk	—	1,973,733	—	1,973,733
Total	12,300	2,800,513	(148,779)	2,664,034

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	93,182,279
Futures contracts — Short	7,653,320
Credit default swap contracts — buy protection	22,083,500
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	7,255	(2,717)

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2016.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Columbia Capital Allocation Moderate Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	4,040,737	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	17,784
Interest rate risk	Net assets — unrealized appreciation on futures contracts	5,722,290	*
Total		9,780,811
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	265,776	*
Equity risk	Net assets — unrealized depreciation on futures contracts	2,160,450	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	15,870
Total		2,442,096

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(260,500)	(260,500)
Equity risk	—	(249,820)	—	(249,820)
Foreign exchange risk	(28,610)	—	—	(28,610)
Interest rate risk	—	3,533,395	—	3,533,395
Total	(28,610)	3,283,575	(260,500)	2,994,465
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(265,776)	(265,776)
Equity risk	—	3,223,464	—	3,223,464
Foreign exchange risk	11,310	—	—	11,310
Interest rate risk	—	3,144,657	—	3,144,657
Total	11,310	6,368,121	(265,776)	6,113,655

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	226,839,380
Futures contracts — Short	18,402,719
Credit default swap contracts — buy protection	22,335,500
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	20,711	(18,526)

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2016.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Columbia Capital Allocation Moderage Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	9,923,679	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	12,261
Interest rate risk	Net assets — unrealized appreciation on futures contracts	8,559,074	*
Total		18,495,014
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	365,090	*
Equity risk	Net assets — unrealized depreciation on futures contracts	2,973,687	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	11,343
Total		3,350,120

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(352,704)	(352,704)
Equity risk	—	4,049,872	—	4,049,872
Foreign exchange risk	(19,676)	—	—	(19,676)
Interest rate risk	—	3,525,156	—	3,525,156
Total	(19,676)	7,575,028	(352,704)	7,202,648
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(365,090)	(365,090)
Equity risk	—	11,863,271	—	11,863,271
Foreign exchange risk	7,825	—	—	7,825
Interest rate risk	—	6,100,837	—	6,100,837
Total	7,825	17,964,108	(365,090)	17,606,843

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	402,544,672
Futures contracts — Short	25,352,424
Credit default swap contracts — buy protection	30,323,500
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	14,613	(12,995)

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2016.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Columbia Capital Allocation Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	2,396,652	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	15,070
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,539,113	*
Total		3,950,835
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	111,532	*
Equity risk	Net assets — unrealized depreciation on futures contracts	914,415	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	13,133
Total		1,039,080

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(106,040)	(106,040)
Equity risk	—	860,495	—	860,495
Foreign exchange risk	(24,270)	—	—	(24,270)
Interest rate risk	—	881,005	—	881,005
Total	(24,270)	1,741,500	(106,040)	1,611,190
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(111,532)	(111,532)
Equity risk	—	2,302,050	—	2,302,050
Foreign exchange risk	10,602	—	—	10,602
Interest rate risk	—	940,241	—	940,241
Total	10,602	3,242,291	(111,532)	3,141,361

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	76,920,149
Futures contracts — Short	7,795,616
Credit default swap contracts — buy protection	9,144,500
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	17,525	(15,332)

*Based on the ending quarterly outstanding amounts for the six months ended July 31, 2016.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2016:

Columbia Capital Allocation Conservative Portfolio

	Barclays ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	4,083	—	4,083
Total Assets	4,083	—	4,083
Liabilities
Centrally cleared credit default swap contracts(a)	—	19,523	19,523
Forward foreign currency exchange contracts	1,193	—	1,193
Total Liabilities	1,193	19,523	20,716
Total Financial and Derivative Net Assets	2,890	(19,523)	(16,633)
Total collateral received (pledged)(b)	—	(19,523)	(19,523)
Net Amount(c)	2,890	—	2,890

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c) Represents the net amount due from/(to) counterparties in the event of default.

Columbia Capital Allocation Moderate Conservative Portfolio

	Barclays ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	6,247	—	6,247
Total Assets	6,247	—	6,247
Liabilities
Centrally cleared credit default swap contracts(a)	—	36,906	36,906
Forward foreign currency exchange contracts	1,837	—	1,837
Total Liabilities	1,837	36,906	38,743
Total Financial and Derivative Net Assets	4,410	(36,906)	(32,496)
Total collateral received (pledged)(b)	—	(36,906)	(36,906)
Net Amount(c)	4,410	—	4,410

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c) Represents the net amount due from/(to) counterparties in the event of default.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Columbia Capital Allocation Moderate Portfolio

	BNP Paribas ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	17,784	—	17,784
Total Assets	17,784	—	17,784
Liabilities
Centrally cleared credit default swap contracts(a)	—	54,005	54,005
Forward foreign currency exchange contracts	15,870	—	15,870
Total Liabilities	15,870	54,005	69,875
Total Financial and Derivative Net Assets	1,914	(54,005)	(52,091)
Total collateral received (pledged)(b)	—	(54,005)	(54,005)
Net Amount(c)	1,914	—	1,914

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c) Represents the net amount due from/(to) counterparties in the event of default.

Columbia Capital Allocation Moderate Aggressive Portfolio

	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	12,261	—	12,261
Total Assets	12,261	—	12,261
Liabilities
Centrally cleared credit default swap contracts(a)	—	74,188	74,188
Forward foreign currency exchange contracts	11,343	—	11,343
Total Liabilities	11,343	74,188	85,531
Total Financial and Derivative Net Assets	918	(74,188)	(73,270)
Total collateral received (pledged)(b)	—	(74,188)	(74,188)
Net Amount(c)	918	—	918

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c) Represents the net amount due from/(to) counterparties in the event of default.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Columbia Capital Allocation Aggressive Portfolio

	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	15,070	—	15,070
Total Assets	15,070	—	15,070
Liabilities
Centrally cleared credit default swap contracts(a)	—	22,664	22,664
Forward foreign currency exchange contracts	13,133	—	13,133
Total Liabilities	13,133	22,664	35,797
Total Financial and Derivative Net Assets	1,937	(22,664)	(20,727)
Total collateral received (pledged)(b)	—	(22,664)	(22,664)
Net Amount(c)	1,937	—	1,937

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trusts are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

Each Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trusts' organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees and Underlying Fund Fees

Effective June 1, 2016, the Funds entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment

Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities. Prior to June 1, 2016, each Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement.

The annualized effective management services fee rates, net of any waiver, based on each Fund's average daily net assets for the six months ended July 31, 2016 (reflecting all advisory and administrative services fees paid to the Investment Manager) were as follows:

Columbia Capital Allocation Conservative Portfolio	0.08%
Columbia Capital Allocation Moderate Conservative Portfolio	0.07
Columbia Capital Allocation Moderate Portfolio	0.05
Columbia Capital Allocation Moderate Aggressive Portfolio	0.09
Columbia Capital Allocation Aggressive Portfolio	0.07

For the period from February 1, 2016 through May 31, 2016, the investment advisory services fee paid to the Investment Manager and the administrative services fee paid to the Investment Manager was as follows:

Fund	Investment Advisory Services Fee ($)	Administrative Services Fee ($)
Columbia Capital Allocation Conservative Portfolio	55,598	18,281
Columbia Capital Allocation Moderate Conservative Portfolio	103,979	42,256
Columbia Capital Allocation Moderate Portfolio	175,133	102,783
Columbia Capital Allocation Moderate Aggressive Portfolio	488,858	142,763
Columbia Capital Allocation Aggressive Portfolio	118,624	43,727

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Funds on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended July 31, 2016, other expenses paid by the Fund to this company were as follows:

Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	95
Columbia Capital Allocation Moderate Conservative Portfolio	129
Columbia Capital Allocation Moderate Portfolio	215
Columbia Capital Allocation Moderate Aggressive Portfolio	271
Columbia Capital Allocation Aggressive Portfolio	131

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares do not pay transfer agency fees.

For the six months ended July 31, 2016, the Funds' annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.11	0.11	0.11	0.05	0.11	0.11	0.05	—	0.11
Columbia Capital Allocation Moderate Conservative Portfolio	0.11	0.11	0.11	0.05	0.11	0.11	0.05	—	0.11
Columbia Capital Allocation Moderate Portfolio	0.10	0.11	0.10	0.05	0.10	0.11	0.05	—	0.10
Columbia Capital Allocation Moderate Aggressive Portfolio	0.15	0.15	0.15	0.05	0.15	0.15	0.05	0.15	0.15
Columbia Capital Allocation Aggressive Portfolio	0.12	0.12	0.12	0.05	0.12	0.13	0.05	—	0.12

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations.

For the six months ended July 31, 2016, these minimum account balance fees reduced total expenses as follows:

Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	—
Columbia Capital Allocation Moderate Conservative Portfolio	80
Columbia Capital Allocation Moderate Portfolio	60
Columbia Capital Allocation Moderate Aggressive Portfolio	9,774
Columbia Capital Allocation Aggressive Portfolio	120

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.

Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares and up to 0.50% of each Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).

For Class B and Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B ($)	Class C ($)
Columbia Capital Allocation Conservative Portfolio	1,635,000	259,000
Columbia Capital Allocation Moderate Conservative Portfolio	2,719,000	441,000
Columbia Capital Allocation Moderate Portfolio	5,038,000	1,660,000
Columbia Capital Allocation Moderate Aggressive Portfolio	4,378,000	1,231,000
Columbia Capital Allocation Aggressive Portfolio	1,250,000	287,000

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

These amounts are based on the most recent information available as of June 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees

Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the six months ended July 31, 2016, are as follows:

Fund	Class A ($)	Class B ($)	Class C ($)	Class T ($)
Columbia Capital Allocation Conservative Portfolio	119,079	13	3,320	—
Columbia Capital Allocation Moderate Conservative Portfolio	275,875	206	5,423	—
Columbia Capital Allocation Moderate Portfolio	834,676	597	10,394	—
Columbia Capital Allocation Moderate Aggressive Portfolio	1,028,224	360	10,317	4,060
Columbia Capital Allocation Aggressive Portfolio	572,527	187	4,313	—

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	June 1, 2016 through May 31, 2017
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.49	1.24	1.24	0.44	0.74	0.24	0.19	N/A	0.14	0.24
Columbia Capital Allocation Moderate Conservative Portfolio	0.49	1.24	1.24	0.44	0.74	0.24	0.19	N/A	0.14	0.24
Columbia Capital Allocation Moderate Portfolio	0.47	1.22	1.22	0.42	0.72	0.22	0.17	N/A	0.12	0.22
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	0.51	0.16	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26
	Prior to June 1, 2016
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	0.51	0.16	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. Each Fund's management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At July 31, 2016, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	280,078,000	5,101,000	(3,876,000)	1,225,000
Columbia Capital Allocation Moderate Conservative Portfolio	632,892,000	20,493,000	(9,522,000)	10,971,000
Columbia Capital Allocation Moderate Portfolio	1,499,659,000	85,918,000	(21,324,000)	64,594,000
Columbia Capital Allocation Moderate Aggressive Portfolio	2,059,006,000	140,901,000	(35,000,000)	105,901,000
Columbia Capital Allocation Aggressive Portfolio	632,143,000	54,828,000	(12,694,000)	42,134,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At January 31, 2016, the Funds have elected to treat the following post-October capital losses as arising on February 1, 2016:

Post-October Capital Losses ($)
Columbia Capital Allocation Moderate Aggressive Portfolio	1,192,719
Columbia Capital Allocation Aggressive Portfolio	188,131

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended July 31, 2016, the cost of purchases and proceeds from sales of investments in the Underlying Funds, including U.S. government securities, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:

	Other Investment Securities
Fund	Purchases ($)	Proceeds ($)
Columbia Capital Allocation Conservative Portfolio	34,189,834	50,489,534
Columbia Capital Allocation Moderate Conservative Portfolio	61,700,748	109,504,885
Columbia Capital Allocation Moderate Portfolio	63,866,646	113,526,261
Columbia Capital Allocation Moderate Aggressive Portfolio	82,000,623	160,745,900
Columbia Capital Allocation Aggressive Portfolio	32,484,689	43,875,269

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

No Fund had borrowings during the six months ended July 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At July 31, 2016, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

Fund	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	82.9
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	79.6
Columbia Capital Allocation Moderate Portfolio	—	—	93.5
Columbia Capital Allocation Moderate Aggressive Portfolio	1	14.7	57.5
Columbia Capital Allocation Aggressive Portfolio	—	—	91.0

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2016 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Portfolios (each, a Series Fund and collectively, the Series Funds). Under a management agreement with respect to each Series Fund (each, a Management Agreement), Columbia Threadneedle provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, each Series Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and each Series Fund's performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Series Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of each Series Fund's and their service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT (continued)

under each Management Agreement and the Series Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Series Funds. It was also observed that the services being performed under each Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to each Series Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Fund. The Board observed that the investment performance for Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio met expectations. The Board observed periods of underperformance for Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, noting that appropriate steps (such as the recent enhancements to, and restructuring of, the Asset Allocation Team) had been taken.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each Series Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Series Funds' performance and expenses, the reasonableness of the Series Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to each Series Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). With respect to the Series Funds that operate as funds-of-funds (the Funds-of-Funds), the Independent Trustees noted the information provided by Columbia Threadneedle demonstrating the rationale for according weight to the Funds-of-Funds' direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). Further, they considered the information provided by Columbia Threadneedle demonstrating that the Funds-of-Funds' total expense ratios generally approximate or are below their respective peer universe median ratios. The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports for Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio. The Board took into account that for Columbia Capital Allocation Conservative Portfolio, the total expense ratio (after considering proposed expense caps/waivers) approximated

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT (continued)

the peer universe's median expense ratio. Based on its review, the Board concluded that each Series Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each of the Series Funds. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Series Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Series Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each Series Fund grows and took note of the extent to which each Series Fund's shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.

Semiannual Report 2016

COLUMBIA CAPITAL ALLOCATION PORTFOLIOS

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Capital Allocation Portfolios

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to investor.columbiathreadneedleus.com. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR124_01_F01_(09/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2016